UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2105

Fidelity Salem Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2013

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Series Global ex U.S. Index
Fund

January 31, 2013

1.899284.103

SGX-QTLY-0313

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.7%
	Shares	Value
Australia - 5.9%
AGL Energy Ltd.	37,914	$ 608,865
ALS Ltd.	24,334	285,474
Alumina Ltd.	175,308	202,515
Amcor Ltd.	82,330	721,171
AMP Ltd.	200,347	1,111,464
APA Group unit	56,946	342,642
Asciano Ltd.	66,746	336,181
ASX Ltd.	12,423	453,415
Australia & New Zealand Banking Group Ltd.	188,150	5,215,071
Bendigo & Adelaide Bank Ltd.	27,045	260,027
BHP Billiton Ltd.	223,257	8,781,150
Boral Ltd.	54,115	277,077
Brambles Ltd.	107,708	910,898
Caltex Australia Ltd.	9,435	191,070
CFS Retail Property Trust unit	137,854	287,508
Coca-Cola Amatil Ltd.	39,608	571,637
Cochlear Ltd.	3,842	323,440
Commonwealth Bank of Australia	110,258	7,410,270
Computershare Ltd.	30,393	331,834
Crown Ltd.	28,334	342,446
CSL Ltd.	35,009	2,005,716
DEXUS Property Group unit	317,852	346,372
Echo Entertainment Group Ltd.	51,096	191,818
Federation Centres unit	93,782	227,864
Flight Centre Ltd.	3,491	110,523
Fortescue Metals Group Ltd. (e)	96,548	471,184
Goodman Group unit	117,720	552,413
Harvey Norman Holdings Ltd.	41,906	85,651
Iluka Resources Ltd.	29,871	302,773
Incitec Pivot Ltd.	112,305	378,271
Insurance Australia Group Ltd.	144,073	754,201
Leighton Holdings Ltd.	10,345	223,091
Lend Lease Group unit	37,643	406,673
Macquarie Group Ltd.	22,544	905,092
Metcash Ltd.	58,787	233,565
Mirvac Group unit	237,231	393,341
National Australia Bank Ltd.	157,430	4,491,637
Newcrest Mining Ltd.	52,943	1,291,890
Orica Ltd.	25,406	679,025
Origin Energy Ltd.	75,405	989,981
OZ Minerals Ltd.	22,197	160,640
Qantas Airways Ltd. (a)	82,933	132,318
Common Stocks - continued
	Shares	Value
Australia - continued
QBE Insurance Group Ltd.	81,838	$ 1,017,261
QR National Ltd.	117,902	488,104
Ramsay Health Care Ltd.	8,798	271,016
Rio Tinto Ltd.	30,141	2,085,763
Santos Ltd.	66,075	824,080
Sims Metal Management Ltd.	11,508	112,021
Sonic Healthcare Ltd.	25,715	366,569
SP AusNet unit	116,248	139,407
Stockland Corp. Ltd. unit	150,075	539,919
Suncorp-Metway Ltd.	88,135	974,216
Sydney Airport unit	13,641	45,093
Tabcorp Holdings Ltd.	53,602	170,483
Tattersall's Ltd.	93,822	318,951
Telstra Corp. Ltd.	301,386	1,445,712
The GPT Group unit	100,575	397,494
Toll Holdings Ltd.	49,217	270,475
Transurban Group unit	90,522	575,818
Treasury Wine Estates Ltd.	39,558	195,943
Wesfarmers Ltd.	69,655	2,731,122
Westfield Group unit	148,966	1,736,721
Westfield Retail Trust unit	200,892	672,463
Westpac Banking Corp.	213,252	6,235,512
Whitehaven Coal Ltd.	29,000	99,191
Woodside Petroleum Ltd.	45,637	1,688,027
Woolworths Ltd.	85,296	2,778,694
WorleyParsons Ltd.	14,107	371,153
TOTAL AUSTRALIA		70,849,402
Austria - 0.2%
Andritz AG	5,019	330,484
Erste Bank AG (a)	14,950	503,113
IMMOEAST AG (a)	928	0
IMMOFINANZ Immobilien Anlagen AG	64,972	284,771
OMV AG	10,145	418,205
Osterreichische Elektrizitatswirtschafts AG	4,666	99,436
Raiffeisen International Bank-Holding AG	3,560	159,780
Telekom Austria AG	21,696	160,639
Vienna Insurance Group AG Wien	2,765	146,362
Voestalpine AG	7,775	284,719
TOTAL AUSTRIA		2,387,509
Common Stocks - continued
	Shares	Value
Bailiwick of Guernsey - 0.0%
Resolution Ltd.	98,907	$ 411,775
Bailiwick of Jersey - 0.6%
Experian PLC	70,001	1,200,143
Glencore International PLC	263,578	1,644,758
Petrofac Ltd.	17,922	465,590
Randgold Resources Ltd.	6,047	569,580
Shire PLC	38,902	1,301,359
Wolseley PLC	18,952	885,204
WPP PLC	87,420	1,372,674
TOTAL BAILIWICK OF JERSEY		7,439,308
Belgium - 0.8%
Ageas	15,950	526,371
Anheuser-Busch InBev SA NV	55,624	4,894,277
Belgacom SA	10,454	319,091
Colruyt NV	5,354	259,563
Delhaize Group SA	6,862	325,311
Groupe Bruxelles Lambert SA	5,540	462,616
KBC Groupe SA	16,360	644,972
Solvay SA Class A	4,117	647,329
Telenet Group Holding NV	3,830	181,233
UCB SA	7,675	443,054
Umicore SA	7,991	416,104
TOTAL BELGIUM		9,119,921
Bermuda - 0.5%
Brilliance China Automotive Holdings Ltd. (a)	174,000	233,783
Cheung Kong Infrastructure Holdings Ltd.	33,000	209,351
China Foods Ltd.	60,000	51,835
China Gas Holdings Ltd.	216,000	187,720
China Resources Gas Group Ltd.	50,000	110,890
Cosco Pacific Ltd.	117,360	190,369
Credicorp Ltd. (NY Shares)	4,706	737,571
First Pacific Co. Ltd.	144,000	185,306
GOME Electrical Appliances Holdings Ltd. (a)	737,000	88,378
Haier Electronics Group Co. Ltd. (a)	54,000	89,961
Huabao International Holdings Ltd.	122,000	66,385
Kerry Properties Ltd.	51,500	278,238
Kunlun Energy Co. Ltd.	222,000	461,438
Li & Fung Ltd.	410,000	576,244
Nine Dragons Paper (Holdings) Ltd.	100,000	87,681
Noble Group Ltd.	268,363	264,536
Common Stocks - continued
	Shares	Value
Bermuda - continued
NWS Holdings Ltd.	101,367	$ 180,896
Orient Overseas International Ltd.	13,500	94,608
Seadrill Ltd.	24,383	965,429
Shangri-La Asia Ltd.	108,000	255,677
Sihuan Pharmaceutical Holdings Group Ltd.	133,000	58,994
Yue Yuen Industrial (Holdings) Ltd.	51,000	170,978
TOTAL BERMUDA		5,546,268
Brazil - 1.8%
All America Latina Logistica SA	31,400	136,710
Amil Participacoes SA	8,700	136,397
Anhanguera Educacional Participacoes SA	8,600	167,349
Banco Bradesco SA	39,000	693,103
Banco Bradesco SA (PN) sponsored ADR	38,170	701,565
Banco do Brasil SA	33,200	406,799
Banco do Brasil SA sponsored ADR	5,600	68,432
Banco Santander SA (Brasil):
ADR	13,800	102,396
unit	38,900	286,180
BM&F Bovespa SA	123,300	863,134
BR Malls Participacoes SA	28,600	370,255
BR Properties SA	12,700	164,861
Brasil Foods SA	36,000	790,740
Brasil Foods SA sponsored ADR	9,700	215,340
Braskem SA Class A sponsored ADR	1,500	22,800
CCR SA	60,000	619,178
Centrais Eletricas Brasileiras SA (Electrobras)	11,800	42,190
Centrais Eletricas Brasileiras SA (Electrobras):
(PN-B) sponsored ADR	4,800	30,336
sponsored ADR	4,100	14,555
Cetip SA - Mercados Organizado	13,338	167,784
Cia.Hering SA	9,500	180,712
Cielo SA	17,988	508,742
Cielo SA sponsored ADR	2,400	68,880
Companhia Brasileira de Distribuicao Grupo Pao de Acucar sponsored ADR (e)	2,200	105,028
Companhia de Bebidas das Americas (AmBev)	9,500	429,500
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	13,300	625,898
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	5,100	229,729
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) sponsored ADR	2,800	124,628
Common Stocks - continued
	Shares	Value
Brazil - continued
Companhia de Saneamento de Minas Gerais	4,100	$ 99,775
Companhia Energetica de Minas Gerais (CEMIG) (PN) sponsored ADR (non-vtg.)	8,750	96,075
Companhia Paranaense de Energia-Copel (PN-B) sponsored ADR (e)	1,700	27,472
Companhia Siderurgica Nacional SA (CSN)	39,100	211,075
Companhia Siderurgica Nacional SA (CSN) sponsored ADR	11,400	61,902
Cosan SA Industria e Comercio	8,600	202,978
CPFL Energia SA	12,700	129,465
CPFL Energia SA sponsored ADR	1,608	33,302
Cyrela Brazil Realty SA	20,700	182,432
Diagnosticos da America SA	17,600	125,061
Drogasil SA	13,700	153,075
Duratex SA	17,220	119,680
Ecorodovias Infraestrutura e Logistica SA	12,300	108,834
Embraer SA	28,900	238,735
Embraer SA sponsored ADR	2,625	86,546
Energias do Brasil SA	16,300	99,780
Fibria Celulose SA (a)	9,895	121,243
Fibria Celulose SA sponsored ADR (a)(e)	7,900	97,486
Gerdau SA sponsored ADR (e)	17,150	151,435
Hypermarcas SA (a)	24,600	212,479
Itau Unibanco Holding SA sponsored ADR	46,550	802,057
JBS SA (a)	36,500	139,852
Kroton Educacional SA (a)	5,000	122,781
Light SA	3,500	35,996
Localiza Rent A Car SA	8,800	161,740
Lojas Americanas SA	8,000	68,014
Lojas Renner SA	8,700	348,245
MPX Mineracao e Energia SA (a)	12,000	59,477
MRV Engenharia e Participacoes SA	23,000	131,669
Multiplan Empreendimentos Imobiliarios SA	5,100	147,390
Multiplus SA	3,700	79,524
Natura Cosmeticos SA	12,000	323,600
Obrascon Huarte Lain Brasil SA	8,000	83,200
Odontoprev SA	20,000	101,941
OGX Petroleo e Gas Participacoes SA (a)	75,900	156,271
OGX Petroleo e Gas Participacoes SA sponsored ADR (a)	13,800	28,566
Oi SA	14,918	76,038
Oi SA:
ADR	977	4,914
sponsored ADR (e)	13,014	53,488
Common Stocks - continued
	Shares	Value
Brazil - continued
PDG Realty SA Empreendimentos e Participacoes	73,000	$ 115,841
Petroleo Brasileiro SA - Petrobras:
(ON)	145,211	1,329,348
(PN) sponsored ADR (non-vtg.)	41,350	748,022
sponsored ADR	30,750	562,110
Porto Seguro SA	9,000	108,017
Qualicorp SA (a)	9,600	99,310
Souza Cruz SA	26,800	443,448
Sul America SA unit	7,679	71,802
Telefonica Brasil SA sponsored ADR (e)	5,940	149,569
TIM Participacoes SA	50,703	224,062
TIM Participacoes SA sponsored ADR	1,933	42,526
Totvs SA	7,500	163,344
Tractebel Energia SA	10,800	191,936
Ultrapar Participacoes SA	17,200	415,198
Ultrapar Participacoes SA sponsored ADR	5,800	139,780
Usinas Siderurgicas de Minas Gerais SA - Usiminas ADR (e)	7,100	36,650
Vale SA	63,700	1,287,851
Vale SA:
(PN-A) sponsored ADR	37,200	716,100
sponsored ADR	26,400	532,488
Weg SA	12,200	154,755
TOTAL BRAZIL		21,288,971
Canada - 7.4%
Agnico-Eagle Mines Ltd. (Canada)	11,847	541,988
Agrium, Inc.	10,555	1,197,412
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	8,789	428,788
ARC Resources Ltd. (e)	20,137	473,847
Athabasca Oil Corp. (a)	21,598	229,319
Bank of Montreal (e)	44,878	2,834,234
Bank of Nova Scotia	79,244	4,659,776
Barrick Gold Corp.	69,272	2,205,814
Baytex Energy Corp. (e)	8,460	388,987
BCE, Inc. (e)	17,674	785,176
Bell Aliant, Inc.	5,289	137,713
Bombardier, Inc. Class B (sub. vtg.) (e)	100,422	393,674
Bonavista Energy Corp. (e)	11,755	158,870
Brookfield Asset Management, Inc. Class A (e)	38,599	1,424,533
Brookfield Properties Corp.	18,557	305,686
CAE, Inc.	17,994	194,301
Cameco Corp.	27,329	589,105
Common Stocks - continued
	Shares	Value
Canada - continued
Canadian Imperial Bank of Commerce (e)	28,156	$ 2,348,686
Canadian National Railway Co.	30,093	2,888,313
Canadian Natural Resources Ltd.	75,765	2,287,991
Canadian Oil Sands Ltd. (e)	33,446	703,862
Canadian Pacific	11,876	1,371,086
Canadian Tire Ltd. Class A (non-vtg.)	5,269	366,727
Canadian Utilities Ltd. Class A (non-vtg.)	4,279	327,124
Catamaran Corp. (a)	14,177	735,645
Cenovus Energy, Inc.	52,309	1,736,466
Centerra Gold, Inc.	12,827	116,516
CGI Group, Inc. Class A (sub. vtg.) (a)	15,341	411,595
CI Financial Corp.	10,903	292,088
Crescent Point Energy Corp. (e)	24,054	930,422
Dollarama, Inc.	4,475	272,251
Eldorado Gold Corp. (e)	46,859	523,840
Empire Co. Ltd. Class A (non-vtg.)	2,176	131,293
Enbridge, Inc.	52,469	2,306,763
Encana Corp. (e)	50,956	984,993
Enerplus Corp. (e)	13,558	182,015
Finning International, Inc.	12,034	308,150
First Quantum Minerals Ltd.	32,962	664,594
Fortis, Inc. (e)	13,170	457,398
Franco-Nevada Corp.	10,031	536,147
George Weston Ltd.	3,647	262,757
Gildan Activewear, Inc.	8,076	297,243
Goldcorp, Inc.	56,118	1,976,564
Great-West Lifeco, Inc. (e)	19,851	515,481
H&R REIT/H&R Finance Trust (e)	5,967	141,487
Husky Energy, Inc. (e)	23,770	741,174
IAMGOLD Corp.	25,458	209,045
IGM Financial, Inc.	7,000	305,294
Imperial Oil Ltd.	20,551	902,480
Industrial Alliance Insurance and Financial Services, Inc.	6,202	216,703
Inmet Mining Corp.	3,624	261,608
Intact Financial Corp.	8,963	590,045
Kinross Gold Corp.	78,801	646,272
Loblaw Companies Ltd. (e)	7,799	313,242
Magna International, Inc. Class A (sub. vtg.)	15,388	804,268
Manulife Financial Corp. (e)	125,594	1,813,268
MEG Energy Corp. (a)	8,666	296,194
Metro, Inc. Class A (sub. vtg.)	6,715	416,877
National Bank of Canada	11,226	892,768
Common Stocks - continued
	Shares	Value
Canada - continued
New Gold, Inc. (a)	31,529	$ 306,312
Nexen, Inc.	36,671	980,933
Onex Corp. (sub. vtg.)	6,486	282,616
Open Text Corp. (a)	4,115	240,035
Osisko Mining Corp. (a)	26,195	181,479
Pacific Rubiales Energy Corp.	20,533	479,048
Pan American Silver Corp.	10,218	178,917
Pembina Pipeline Corp. (e)	19,987	579,932
Pengrowth Energy Corp. (e)	36,306	165,623
Penn West Petroleum Ltd. (e)	31,966	323,378
Potash Corp. of Saskatchewan, Inc.	59,488	2,527,077
Power Corp. of Canada (sub. vtg.) (e)	24,207	636,605
Power Financial Corp.	17,477	500,970
Research In Motion Ltd. (a)(e)	32,919	427,289
RioCan (REIT)	9,522	256,619
Ritchie Brothers Auctioneers, Inc.	6,234	136,005
Rogers Communications, Inc. Class B (non-vtg.) (e)	26,461	1,229,664
Royal Bank of Canada (e)	100,034	6,230,311
Saputo, Inc.	9,083	451,691
Shaw Communications, Inc. Class B (e)	26,305	615,559
Shoppers Drug Mart Corp.	14,403	597,839
Silver Wheaton Corp.	24,501	852,647
Sino-Forest Corp. (a)	5,569	0
SNC-Lavalin Group, Inc.	10,430	465,868
Sun Life Financial, Inc. (e)	41,093	1,198,924
Suncor Energy, Inc.	106,970	3,635,736
Talisman Energy, Inc.	71,388	891,813
Teck Resources Ltd. Class B (sub. vtg.)	39,886	1,453,636
TELUS Corp. (non-vtg.) (e)	10,416	700,944
The Toronto-Dominion Bank (e)	63,332	5,288,673
Thomson Reuters Corp.	26,002	796,432
Tim Hortons, Inc.	4,141	207,671
Tim Hortons, Inc. (Canada)	6,385	320,146
Tourmaline Oil Corp. (a)	9,100	308,838
TransAlta Corp. (e)	17,175	276,205
TransCanada Corp. (e)	48,817	2,310,658
Turquoise Hill Resources Ltd. (a)	26,921	207,292
Valeant Pharmaceuticals International, Inc. (Canada) (a)	19,982	1,325,055
Vermilion Energy, Inc.	6,450	330,842
Yamana Gold, Inc.	51,955	849,074
TOTAL CANADA		88,184,314
Common Stocks - continued
	Shares	Value
Cayman Islands - 0.9%
Agile Property Holdings Ltd.	94,000	$ 133,326
Airtac International Group	7,000	40,891
Anta Sports Products Ltd.	56,000	52,278
ASM Pacific Technology Ltd.	13,300	168,064
Belle International Holdings Ltd.	320,000	711,350
Bosideng International Holdings Ltd.	226,000	64,110
Chailease Holding Co. Ltd.	40,000	107,010
Chaoda Modern Agriculture (Holdings) Ltd. (a)	58,000	2,991
China Mengniu Dairy Co. Ltd.	85,000	248,246
China Resources Cement Holdings Ltd.	146,000	93,563
China Resources Land Ltd.	138,000	419,940
China Shanshui Cement Group Ltd.	117,000	85,992
China State Construction International Holdings Ltd.	114,000	149,640
Country Garden Holdings Co. Ltd.	301,786	160,711
Daphne Interl Holdings Ltd.	70,000	90,169
ENN Energy Holdings Ltd.	52,000	249,091
Evergrande Real Estate Group Ltd.	371,000	196,134
GCL-Poly Energy Holdings Ltd.	584,000	159,641
Geely Automobile Holdings Ltd.	255,000	133,165
Golden Eagle Retail Group Ltd. (H Shares)	47,000	101,207
Hengan International Group Co. Ltd.	51,000	511,618
Intime Department Store Group Co. Ltd.	64,000	84,174
Kingboard Chemical Holdings Ltd.	45,500	150,192
Lee & Man Paper Manufacturing Ltd.	164,000	110,596
Longfor Properties Co. Ltd.	91,500	171,546
MGM China Holdings Ltd.	71,200	168,558
MStar Semiconductor, Inc.	23,908	181,759
Parkson Retail Group Ltd.	85,500	65,927
Sands China Ltd.	167,200	842,964
Shimao Property Holdings Ltd.	97,000	214,377
Shui On Land Ltd.	194,170	94,138
SOHO China Ltd.	152,000	136,803
Tencent Holdings Ltd.	70,300	2,460,147
Tingyi (Cayman Islands) Holding Corp.	138,000	387,910
TPK Holding Co. Ltd.	16,496	283,778
Uni-President China Holdings Ltd.	75,000	87,906
Want Want China Holdings Ltd.	415,000	551,164
Wynn Macau Ltd. (a)	105,200	295,033
Yingde Gases Group Co. Ltd.	68,500	76,843
Zhen Ding Technology Holding Ltd.	12,600	30,935
Zhongsheng Group Holdings Ltd. Class H	29,500	44,124
TOTAL CAYMAN ISLANDS		10,318,011
Common Stocks - continued
	Shares	Value
Chile - 0.4%
AES Gener SA	171,287	$ 117,753
Aguas Andinas SA	175,738	130,131
Banco de Chile	1,177,109	196,035
Banco de Chile (a)	52,673	8,067
Banco de Credito e Inversiones	2,164	168,923
Banco Santander Chile	4,660,033	355,361
Banco Santander Chile sponsored ADR	106	3,201
CAP SA	5,090	188,394
Cencosud SA	69,027	429,716
Colbun SA (a)	538,165	170,025
Compania Cervecerias Unidas SA	8,421	135,256
Compania Cervecerias Unidas SA sponsored ADR	157	5,016
Compania de Petroleos de Chile SA (COPEC)	31,885	493,869
CorpBanca SA	7,024,220	100,602
CorpBanca SA rights 2/14/13 (a)	1,125,376	1,220
E-CL SA	35,227	83,407
Empresa Nacional de Electricidad SA	215,791	372,243
Empresa Nacional de Electricidad SA sponsored ADR	174	8,980
Empresa Nacional de Telecomunicaciones SA (ENTEL)	8,293	180,359
Empresas CMPC SA	77,357	300,368
Enersis SA	895,413	353,378
Enersis SA sponsored ADR	453	8,901
LATAM Airlines Group SA	18,559	456,828
LATAM Airlines Group SA sponsored ADR	303	7,420
SACI Falabella	33,823	393,985
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	95	5,400
Vina Concha y Toro SA	28,981	58,110
TOTAL CHILE		4,732,948
China - 2.5%
Agricultural Bank of China Ltd. (H Shares)	1,490,000	810,764
Air China Ltd. (H Shares)	114,000	97,604
Aluminum Corp. of China Ltd. (H Shares) (a)	288,000	138,334
Angang Steel Co. Ltd. (H Shares) (a)	78,000	57,730
Anhui Conch Cement Co. Ltd. (H Shares)	85,000	333,735
AviChina Industry & Technology Co. Ltd.	144,000	69,815
Bank Communications Co. Ltd. (H Shares)	484,200	410,815
Bank of China Ltd. (H Shares)	5,206,024	2,564,279
BBMG Corp. (H Shares)	75,000	70,016
Beijing Capital International Airport Co. Ltd. (H Shares)	130,000	108,286
BYD Co. Ltd. (H Shares) (a)	40,000	133,842
Common Stocks - continued
	Shares	Value
China - continued
Changsha Zoomlion Heavy Industry Science & Technology Development Co. Ltd. (H Shares)	95,040	$ 129,164
China BlueChemical Ltd. (H Shares)	134,000	96,240
China CITIC Bank Corp. Ltd. (H Shares)	524,293	357,623
China Coal Energy Co. Ltd. (H Shares)	299,000	333,490
China Communications Construction Co. Ltd. (H Shares)	295,000	299,359
China Communications Services Corp. Ltd. (H Shares)	176,000	107,115
China Construction Bank Corp. (H Shares)	4,991,649	4,305,920
China Cosco Holdings Co. Ltd. (H Shares) (a)	200,000	103,928
China International Marine Containers (Group) Ltd. (H Shares) (a)	50,400	107,229
China Life Insurance Co. Ltd. (H Shares)	515,000	1,718,778
China Longyuan Power Grid Corp. Ltd. (H Shares)	163,000	136,615
China Merchants Bank Co. Ltd. (H Shares)	272,980	653,992
China Minsheng Banking Corp. Ltd. (H Shares)	352,300	506,050
China National Building Materials Co. Ltd. (H Shares)	194,000	309,684
China Oilfield Services Ltd. (H Shares)	106,000	229,621
China Pacific Insurance Group Co. Ltd. (H Shares)	163,200	637,615
China Petroleum & Chemical Corp. (H Shares)	1,160,000	1,407,420
China Railway Construction Corp. Ltd. (H Shares)	142,000	153,436
China Railway Group Ltd. (H Shares)	290,000	165,278
China Shenhua Energy Co. Ltd. (H Shares)	240,500	1,034,205
China Shipping Container Lines Co. Ltd. (H Shares) (a)	239,000	73,345
China Shipping Development Co. Ltd. (H Shares)	86,000	47,350
China Southern Airlines Ltd. (H Shares)	148,000	88,929
China Telecom Corp. Ltd. (H Shares)	962,000	523,953
China Vanke Co. Ltd. (B Shares)	92,800	202,343
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)	163,000	96,891
CITIC Securities Co. Ltd. (H Shares)	73,000	194,845
CSR Corp. Ltd. (H Shares)	135,000	111,232
Datang International Power Generation Co. Ltd. (H Shares)	208,000	91,456
Dongfang Electric Corp. Ltd. (H Shares)	14,400	27,889
Dongfeng Motor Group Co. Ltd. (H Shares)	194,000	316,688
Great Wall Motor Co. Ltd. (H Shares)	70,500	286,803
Guangzhou Automobile Group Co. Ltd. (H Shares)	151,376	126,677
Guangzhou R&F Properties Co. Ltd. (H Shares)	59,200	107,478
Haitong Securities Co. Ltd. (H Shares) (a)	60,000	102,432
Huaneng Power International, Inc. (H Shares)	228,000	235,008
Industrial & Commercial Bank of China Ltd. (H Shares)	4,505,008	3,392,378
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)	41,600	242,445
Jiangsu Expressway Co. Ltd. (H Shares)	74,000	76,334
Jiangxi Copper Co. Ltd. (H Shares)	94,000	255,138
Common Stocks - continued
	Shares	Value
China - continued
PetroChina Co. Ltd. (H Shares)	1,462,000	$ 2,073,220
PICC Property & Casualty Co. Ltd. (H Shares)	190,020	289,119
Ping An Insurance Group Co. China Ltd. (H Shares)	130,000	1,165,833
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	108,000	104,165
Shanghai Electric Group Co. Ltd. (H Shares)	196,000	81,125
Shanghai Pharma Holding Co. Ltd. (H Shares)	48,200	96,457
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)	172,000	63,873
Sinopharm Group Co. Ltd. (H Shares)	56,400	172,718
Tsingtao Brewery Co. Ltd. (H Shares)	22,000	127,086
Weichai Power Co. Ltd. (H Shares)	31,200	128,736
Wumart Stores, Inc. (H Shares)	39,000	77,644
Yanzhou Coal Mining Co. Ltd. (H Shares)	136,000	231,739
Zhaojin Mining Industry Co. Ltd. (H Shares)	69,000	103,917
Zhejiang Expressway Co. Ltd. (H Shares)	84,000	74,627
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	33,000	105,739
Zijin Mining Group Co. Ltd. (H Shares)	423,000	163,083
ZTE Corp. (H Shares)	36,680	70,944
TOTAL CHINA		29,317,621
Colombia - 0.2%
Almacenes Exito SA	13,994	261,686
BanColombia SA	16,261	279,167
BanColombia SA sponsored ADR	40	2,780
Cementos Argos SA	29,086	179,227
Corp. Financiera Colombiana SA	5,751	113,374
Corp. Financiera Colombiana SA (RFD) (a)	167	3,200
Ecopetrol SA	341,354	1,086,312
Grupo de Inversiones Suramerica	16,120	342,301
Interconexion Electrica SA ESP	26,592	149,630
Inversiones Argos SA	19,138	252,024
Isagen SA	54,439	75,124
TOTAL COLOMBIA		2,744,825
Czech Republic - 0.1%
Ceske Energeticke Zavody A/S	10,889	352,652
Komercni Banka A/S	1,029	207,868
Telefonica Czech Rep A/S	8,041	139,036
TOTAL CZECH REPUBLIC		699,556
Denmark - 0.8%
A.P. Moller - Maersk A/S:
Series A	38	287,419
Series B	92	734,701
Common Stocks - continued
	Shares	Value
Denmark - continued
Carlsberg A/S Series B	7,381	$ 789,857
Coloplast A/S Series B	7,810	412,197
Danske Bank A/S (a)	45,390	870,676
DSV de Sammensluttede Vognmaend A/S	13,230	339,496
Novo Nordisk A/S Series B	28,199	5,191,213
Novozymes A/S Series B	16,977	557,383
TDC A/S	34,190	261,650
Tryg A/S	1,589	125,074
William Demant Holding A/S (a)	1,739	152,515
TOTAL DENMARK		9,722,181
Egypt - 0.1%
Commercial International Bank Ltd.	37,641	200,559
Commercial International Bank Ltd. sponsored GDR	2,426	12,494
EFG-Hermes Holding SAE (a)	25,318	41,247
Egyptian Kuwaiti Holding	39,435	49,688
National Societe Generale Bank	7,853	42,603
Orascom Construction Industries SAE (a)	4,139	161,487
Orascom Construction Industries SAE GDR (a)	2,427	91,013
Orascom Telecom Holding SAE (a)	156,705	103,611
Orascom Telecom Holding SAE unit (a)	4,891	15,945
Talaat Moustafa Group Holding (a)	53,119	33,856
Telecom Egypt SAE	24,076	52,310
TOTAL EGYPT		804,813
Finland - 0.5%
Elisa Corp. (A Shares)	9,363	222,733
Fortum Corp.	30,712	575,887
Kesko Oyj	4,480	146,964
Kone Oyj (B Shares)	10,893	898,524
Metso Corp.	8,703	389,604
Neste Oil Oyj	9,559	152,506
Nokia Corp. (e)	258,965	1,016,438
Nokian Tyres PLC	7,799	335,581
Orion Oyj (B Shares)	7,083	197,924
Pohjola Bank PLC (A Shares)	9,480	162,315
Sampo Oyj (A Shares)	29,040	1,042,937
Stora Enso Oyj (R Shares)	38,402	274,007
UPM-Kymmene Corp.	36,751	448,855
Wartsila Corp.	11,586	551,388
TOTAL FINLAND		6,415,663
Common Stocks - continued
	Shares	Value
France - 6.0%
Accor SA	10,165	$ 396,809
Aeroports de Paris	2,060	169,950
Air Liquide SA	10,156	1,298,173
Air Liquide SA (a)	7,697	983,856
Alstom SA	14,230	631,620
Arkema SA	4,342	495,228
Atos Origin SA	3,910	286,049
AXA SA	122,342	2,265,822
BIC SA	1,929	259,719
BNP Paribas SA	69,028	4,331,089
Bouygues SA	13,019	369,630
Bureau Veritas SA	3,819	457,408
Cap Gemini SA	10,385	500,647
Carrefour SA	41,685	1,187,466
Casino Guichard Perrachon SA	3,950	386,963
Christian Dior SA	3,763	657,580
CNP Assurances	11,594	191,820
Compagnie de St. Gobain	27,546	1,135,897
Compagnie Generale de Geophysique SA (a)	10,766	311,888
Credit Agricole SA (a)	70,386	695,750
Danone SA	40,064	2,776,520
Dassault Systemes SA	4,307	478,838
Edenred SA	11,434	366,547
EDF SA	7,211	138,495
EDF SA (a)	9,060	174,007
Essilor International SA	14,024	1,429,848
Eurazeo SA	2,141	113,026
Eutelsat Communications	9,144	314,242
Fonciere Des Regions	1,818	153,564
France Telecom SA	128,153	1,455,408
GDF Suez	89,126	1,828,541
Gecina SA	1,556	176,414
Groupe Eurotunnel SA	39,114	332,728
ICADE	1,596	140,858
Iliad SA	1,579	292,651
Imerys	2,487	164,385
JCDecaux SA	5,026	140,615
Klepierre SA	6,694	264,039
L'Oreal SA	7,769	1,154,033
L'Oreal SA (a)	2,895	430,033
L'Oreal SA (a)	6,036	896,607
Lafarge SA	2,505	153,160
Common Stocks - continued
	Shares	Value
France - continued
Lafarge SA (a)	4,998	$ 305,586
Lafarge SA (Bearer)	5,442	332,733
Lagardere S.C.A. (Reg.)	7,871	284,601
Legrand SA	16,485	748,163
LVMH Moet Hennessy - Louis Vuitton SA	17,589	3,316,064
Michelin CGDE Series B	12,609	1,173,268
Natixis SA	63,820	253,119
Pernod Ricard SA	14,679	1,837,652
Peugeot Citroen SA (a)(e)	15,055	117,417
PPR SA (e)	5,235	1,125,920
Publicis Groupe SA	12,252	802,759
Remy Cointreau SA	1,537	196,151
Renault SA	13,287	801,295
Rexel SA	7,623	162,141
Safran SA	15,890	729,574
Sanofi SA	82,556	8,048,067
Schneider Electric SA	36,356	2,769,330
SCOR SE	11,478	330,398
Societe Generale Series A (a)	48,573	2,194,567
Sodexo SA	625	55,653
Sodexo SA	6,008	534,980
Suez Environnement SA	20,086	265,937
Technip SA	7,024	761,640
Thales SA	6,029	217,056
Total SA	147,357	7,985,614
Unibail-Rodamco	6,375	1,506,572
Vallourec SA	7,128	387,571
Veolia Environnement SA	23,435	300,048
VINCI SA	31,845	1,622,549
Vivendi SA	89,976	1,929,055
Wendel SA	2,220	240,904
Zodiac Aerospace	2,411	263,791
TOTAL FRANCE		71,988,098
Germany - 5.4%
adidas AG	14,461	1,344,026
Allianz AG	31,510	4,507,324
Axel Springer Verlag	2,800	130,935
BASF AG	63,547	6,441,972
Bayer AG	57,234	5,648,132
Bayerische Motoren Werke AG (BMW)	22,944	2,310,022
Beiersdorf AG	7,001	614,560
Common Stocks - continued
	Shares	Value
Germany - continued
Brenntag AG	3,567	$ 508,301
Celesio AG	5,991	108,841
Commerzbank AG (a)	261,707	573,528
Continental AG	7,499	880,246
Daimler AG (Germany)	62,818	3,656,992
Deutsche Bank AG	64,311	3,326,127
Deutsche Boerse AG	13,310	875,694
Deutsche Lufthansa AG	15,545	308,690
Deutsche Post AG	62,679	1,471,900
Deutsche Telekom AG	194,283	2,388,422
E.ON AG	124,691	2,167,956
Fraport AG Frankfurt Airport Services Worldwide	2,444	148,169
Fresenius Medical Care AG & Co. KGaA	14,646	1,032,381
Fresenius SE & Co. KGaA	8,624	1,049,772
GEA Group AG	12,009	435,365
Hannover Rueckversicherungs AG	4,162	336,018
HeidelbergCement Finance AG	9,832	619,301
Henkel AG & Co. KGaA	9,042	671,196
Hochtief AG (a)	2,232	145,560
Hugo Boss AG	1,791	210,814
Infineon Technologies AG	75,046	677,109
K&S AG	11,900	537,248
Kabel Deutschland Holding AG	5,985	485,311
Lanxess AG	5,863	495,161
Linde AG	12,794	2,334,756
MAN SE	3,236	390,173
Merck KGaA	4,460	620,415
Metro AG	9,170	283,074
Muenchener Rueckversicherungs AG	12,414	2,281,423
RWE AG	33,711	1,268,135
Salzgitter AG	2,660	123,955
SAP AG	63,788	5,231,078
Siemens AG (e)	56,940	6,238,545
Suedzucker AG (Bearer)	4,720	202,006
Thyssenkrupp AG	26,662	647,648
United Internet AG	6,972	162,115
Volkswagen AG	2,021	466,637
TOTAL GERMANY		64,357,033
Common Stocks - continued
	Shares	Value
Greece - 0.0%
Coca-Cola Hellenic Bottling Co. SA	13,938	$ 362,414
Greek Organization of Football Prognostics SA	15,722	135,983
TOTAL GREECE		498,397
Hong Kong - 2.8%
AIA Group Ltd.	747,000	2,971,471
Bank of East Asia Ltd.	94,089	387,013
Beijing Enterprises Holdings Ltd.	36,500	262,852
BOC Hong Kong (Holdings) Ltd.	256,500	884,722
Cathay Pacific Airways Ltd.	83,000	161,175
Cheung Kong Holdings Ltd.	96,000	1,574,542
China Agri-Industries Holdings Ltd.	191,382	116,723
China Everbright Ltd.	68,000	128,189
China Insurance International Holdings Co. Ltd. (a)	62,000	130,949
China Merchant Holdings International Co. Ltd.	76,532	271,376
China Mobile Ltd.	417,000	4,559,562
China Overseas Land and Investment Ltd.	282,000	874,500
China Resources Enterprise Ltd.	80,000	286,768
China Resources Power Holdings Co. Ltd.	132,000	365,088
China Unicom Ltd.	326,000	521,669
CITIC Pacific Ltd.	84,000	135,173
CLP Holdings Ltd.	125,000	1,062,969
CNOOC Ltd.	1,236,000	2,543,545
Dah Chong Hong Holdings Ltd.	58,000	67,009
Far East Horizon Ltd.	102,000	77,598
Fosun International Ltd.	133,500	92,955
Franshion Properties China Ltd.	246,000	90,402
Fushan International Energy Group Ltd.	244,000	104,768
Galaxy Entertainment Group Ltd. (a)	146,000	657,954
Guangdong Investment Ltd.	182,000	151,131
Hang Lung Properties Ltd.	159,000	599,679
Hang Seng Bank Ltd.	53,100	869,549
Henderson Land Development Co. Ltd.	66,388	477,661
HKT Trust / HKT Ltd. unit	140,000	130,516
Hong Kong & China Gas Co. Ltd.	360,525	1,022,713
Hong Kong Exchanges and Clearing Ltd.	70,939	1,345,530
Hopewell Holdings Ltd.	41,500	171,236
Hutchison Whampoa Ltd.	147,000	1,643,358
Hysan Development Co. Ltd.	44,434	223,734
Lenovo Group Ltd.	426,000	443,281
Link (REIT)	158,602	824,156
Mmg Ltd. (a)	92,000	37,249
Common Stocks - continued
	Shares	Value
Hong Kong - continued
MTR Corp. Ltd.	97,965	$ 404,219
New World Development Co. Ltd.	262,682	482,998
PCCW Ltd.	293,000	129,586
Poly (Hong Kong) Investments Ltd. (a)	121,000	92,832
Power Assets Holdings Ltd.	96,000	831,833
Shanghai Industrial Holdings Ltd.	38,000	134,990
Sino Land Ltd.	205,170	383,599
Sino-Ocean Land Holdings Ltd.	201,641	160,940
SJM Holdings Ltd.	131,000	357,254
Sun Art Retail Group Ltd.	164,000	238,533
Sun Hung Kai Properties Ltd.	110,547	1,814,559
Swire Pacific Ltd. (A Shares)	47,000	603,302
Swire Properties Ltd.	80,000	292,957
Wharf Holdings Ltd.	105,000	927,418
Wheelock and Co. Ltd.	63,000	354,991
Wing Hang Bank Ltd.	13,131	137,653
Yuexiu Property Co. Ltd.	374,000	133,582
TOTAL HONG KONG		33,750,011
Hungary - 0.1%
Magyar Telekom PLC	27,383	51,731
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	2,867	247,056
OTP Bank PLC	15,579	335,023
TOTAL HUNGARY		633,810
India - 1.6%
ABB Ltd. India	4	49
ACC Ltd.	3,816	94,771
Adani Enterprises Ltd. (a)	13,112	61,542
Aditya Birla Nuvo Ltd.	1,956	41,697
Ambuja Cements Ltd.	42,083	161,065
Asian Paints India Ltd.	2,076	175,399
Axis Bank Ltd.	15,520	438,478
Bajaj Auto Ltd.	5,821	221,493
Bank of Baroda	6,977	113,642
Bank of India	7,137	47,290
Bharat Heavy Electricals Ltd.	39,711	169,801
Bharat Petroleum Corp. Ltd.	12,619	97,221
Bharti Airtel Ltd. (a)	39,989	254,909
Cairn India Ltd.	30,812	186,983
Canara Bank (a)	5,810	52,467
Cipla Ltd.	23,491	179,484
Common Stocks - continued
	Shares	Value
India - continued
Coal India Ltd.	36,105	$ 239,469
Dabur India Ltd.	33,587	83,660
Divi's Laboratories Ltd.	2,500	49,282
DLF Ltd.	30,345	158,119
Dr. Reddy's Laboratories Ltd.	7,014	252,049
GAIL India Ltd.	26,355	169,310
Godrej Consumer Products Ltd.	8,645	115,529
HCL Technologies Ltd.	14,185	183,187
HDFC Bank Ltd.	105,985	1,280,595
Hero Motocorp Ltd.	2,731	93,405
Hindalco Industries Ltd.	68,913	150,309
Hindustan Unilever Ltd.	59,896	532,852
Housing Development Finance Corp. Ltd. (a)	100,351	1,481,578
ICICI Bank Ltd.	29,533	658,466
Idea Cellular Ltd. (a)	53,208	112,808
Indiabulls Wholesale Services Ltd. (a)	510	151
Infosys Ltd.	29,789	1,562,028
Infrastructure Development Finance Co. Ltd.	75,481	240,434
ITC Ltd.	151,833	876,798
Jaiprakash Associates Ltd.	59,301	96,785
Jindal Steel & Power Ltd. (a)	27,005	212,999
JSW Steel Ltd. (a)	5,715	94,669
Kotak Mahindra Bank Ltd.	19,947	254,734
Larsen & Toubro Ltd.	14,198	410,909
LIC Housing Finance Ltd. (a)	21,441	113,292
Lupin Ltd. (a)	10,224	115,971
Mahindra & Mahindra Ltd.	21,667	361,659
Maruti Suzuki India Ltd.	3,669	108,923
Mundra Port and SEZ Ltd.	33,001	93,258
NTPC Ltd.	42,828	126,293
Oil & Natural Gas Corp. Ltd.	51,775	330,135
Piramal Enterprises Ltd.	3,964	42,177
Power Finance Corp. Ltd.	15,566	61,680
Power Grid Corp. of India Ltd.	77,180	159,648
Ranbaxy Laboratories Ltd. (a)	8,041	67,566
Reliance Capital Ltd.	8,828	78,727
Reliance Communication Ltd. (a)	16,737	25,981
Reliance Industries Ltd.	90,866	1,512,273
Reliance Infrastructure Ltd. (a)	7,701	74,516
Reliance Power Ltd. (a)	42,783	74,082
Rural Electrification Corp. Ltd.	21,527	97,563
Satyam Computer Services Ltd. (a)	46,668	104,899
Common Stocks - continued
	Shares	Value
India - continued
Sesa Goa Ltd.	26,615	$ 93,196
Shriram Transport Finance Co. Ltd.	8,986	133,217
Siemens India Ltd.	5,320	65,553
State Bank of India	9,434	431,724
Sterlite Industries (India) Ltd.	92,689	197,447
Sun Pharmaceutical Industries Ltd.	21,576	290,785
Tata Consultancy Services Ltd.	32,544	821,098
Tata Motors Ltd.	57,495	319,370
Tata Power Co. Ltd.	71,000	134,737
Tata Steel Ltd.	21,108	160,425
Titan Industries Ltd. (a)	16,875	88,485
Ultratech Cemco Ltd.	4,917	175,595
Unitech Ltd. (a)	119,659	82,767
United Breweries Ltd.	4,000	54,863
United Spirits Ltd. (a)	5,957	201,761
Wipro Ltd.	33,631	259,809
Zee Entertainment Enterprises Ltd. (a)	33,830	146,115
TOTAL INDIA		18,812,006
Indonesia - 0.6%
PT Adaro Energy Tbk	1,014,000	172,528
PT Astra Agro Lestari Tbk	24,000	46,651
PT Astra International Tbk	1,400,500	1,061,473
PT Bank Central Asia Tbk	841,000	836,878
PT Bank Danamon Indonesia Tbk Series A	222,713	140,092
PT Bank Mandiri (Persero) Tbk	654,500	610,797
PT Bank Negara Indonesia (Persero) Tbk	485,989	196,700
PT Bank Rakyat Indonesia Tbk	759,000	622,225
PT Bumi Resources Tbk	1,063,500	74,574
PT Charoen Pokphand Indonesia Tbk	520,000	207,785
PT Global Mediacom Tbk	417,500	93,639
PT Gudang Garam Tbk	34,000	181,788
PT Indo Tambangraya Megah Tbk	25,500	108,994
PT Indocement Tunggal Prakarsa Tbk	105,500	236,619
PT Indofood Sukses Makmur Tbk	300,500	187,473
PT Indosat Tbk	103,500	72,575
PT Jasa Marga Tbk	152,500	86,491
PT Kalbe Farma Tbk	1,660,000	186,584
PT Media Nusantara Citra Tbk	300,000	73,472
PT Perusahaan Gas Negara Tbk Series B	751,000	362,043
PT Semen Gresik (Persero) Tbk	201,000	326,449
PT Tambang Batubbara Bukit Asam Tbk	57,000	91,106
Common Stocks - continued
	Shares	Value
Indonesia - continued
PT Telkomunikasi Indonesia Tbk Series B	695,500	$ 699,633
PT Unilever Indonesia Tbk	105,000	238,746
PT United Tractors Tbk	118,212	240,751
PT XL Axiata Tbk	175,500	90,487
TOTAL INDONESIA		7,246,553
Ireland - 0.2%
CRH PLC	50,147	1,081,793
Elan Corp. PLC (a)	34,822	367,414
James Hardie Industries PLC CDI	30,697	326,510
Kerry Group PLC Class A	10,316	541,373
Prothena Corp. PLC (a)	848	5,096
Ryanair Holdings PLC	5,111	38,125
Ryanair Holdings PLC sponsored ADR	1,650	64,268
TOTAL IRELAND		2,424,579
Isle of Man - 0.0%
Genting Singapore PLC	426,000	533,511
Israel - 0.4%
Bank Hapoalim BM (Reg.) (a)	72,588	305,500
Bank Leumi le-Israel BM (a)	87,561	291,791
Bezeq Israeli Telecommunication Corp. Ltd.	138,344	162,365
Delek Group Ltd.	295	72,617
Israel Chemicals Ltd.	30,801	408,078
Israel Corp. Ltd. (Class A)	177	120,831
Mellanox Technologies Ltd. (a)	2,500	127,393
Mizrahi Tefahot Bank Ltd. (a)	9,726	102,924
NICE Systems Ltd. (a)	1,774	65,192
NICE Systems Ltd. sponsored ADR (a)	2,188	80,715
Teva Pharmaceutical Industries Ltd.	45,986	1,747,353
Teva Pharmaceutical Industries Ltd. sponsored ADR	19,187	728,914
TOTAL ISRAEL		4,213,673
Italy - 1.5%
Assicurazioni Generali SpA	80,861	1,549,180
Atlantia SpA	23,171	428,821
Banca Monte dei Paschi di Siena SpA (a)(e)	431,651	144,531
Banco Popolare Societa Cooperativa (a)	121,730	253,712
Enel Green Power SpA	118,529	244,466
Enel SpA	455,796	1,987,842
ENI SpA	176,183	4,400,619
EXOR SpA	4,615	136,542
Common Stocks - continued
	Shares	Value
Italy - continued
Fiat Industrial SpA	59,510	$ 766,413
Fiat SpA	58,903	359,903
Finmeccanica SpA (a)	30,217	198,579
Intesa Sanpaolo SpA	670,049	1,366,508
Intesa Sanpaolo SpA (Risparmio Shares)	98,336	167,034
Luxottica Group SpA	11,137	513,989
Mediobanca SpA	35,919	264,094
Pirelli & C SpA	15,602	191,401
Prysmian SpA	13,610	291,239
Saipem SpA	18,342	520,510
Snam Rete Gas SpA	117,682	595,053
Telecom Italia SpA	658,327	653,253
Terna SpA	93,056	392,195
UniCredit SpA (a)	280,205	1,809,479
Unione di Banche Italiane SCPA	59,078	308,511
TOTAL ITALY		17,543,874
Japan - 13.1%
ABC-Mart, Inc.	1,800	68,500
ACOM Co. Ltd. (a)	2,500	65,285
Advantest Corp.	10,000	135,710
Aeon Co. Ltd.	42,000	476,746
AEON Credit Service Co. Ltd.	5,200	107,702
AEON Mall Co. Ltd.	5,100	122,976
Air Water, Inc.	11,000	140,620
Aisin Seiki Co. Ltd.	13,300	434,583
Ajinomoto Co., Inc.	45,000	610,695
Alfresa Holdings Corp.	2,900	127,169
All Nippon Airways Ltd.	80,000	156,597
Amada Co. Ltd.	26,000	162,633
Aozora Bank Ltd.	39,000	109,607
Asahi Glass Co. Ltd.	70,000	463,885
Asahi Group Holdings	26,700	566,147
Asahi Kasei Corp.	89,000	513,883
Asics Corp.	10,400	147,962
Astellas Pharma, Inc.	30,800	1,567,871
Bank of Kyoto Ltd.	23,000	190,399
Bank of Yokohama Ltd.	83,000	396,643
Benesse Holdings, Inc.	4,400	191,984
Bridgestone Corp.	45,100	1,180,210
Brother Industries Ltd.	16,500	175,204
Calbee, Inc.	1,000	82,235
Common Stocks - continued
	Shares	Value
Japan - continued
Canon, Inc.	78,500	$ 2,858,595
Casio Computer Co. Ltd. (e)	16,700	143,907
Central Japan Railway Co.	10,100	883,591
Chiba Bank Ltd.	52,000	324,129
Chiyoda Corp.	11,000	137,974
Chubu Electric Power Co., Inc.	45,000	568,374
Chugai Pharmaceutical Co. Ltd.	15,100	310,603
Chugoku Electric Power Co., Inc.(THE)	20,500	269,463
Citizen Holdings Co. Ltd.	18,700	107,360
Coca-Cola West Co. Ltd.	3,800	59,964
Cosmo Oil Co. Ltd.	41,000	92,362
Credit Saison Co. Ltd.	11,000	232,522
Dai Nippon Printing Co. Ltd.	38,000	307,092
Dai-ichi Mutual Life Insurance Co.	588	842,985
Daicel Chemical Industries Ltd.	22,000	153,732
Daido Steel Co. Ltd.	20,000	89,453
Daihatsu Motor Co. Ltd.	13,000	270,392
Daiichi Sankyo Kabushiki Kaisha	46,600	788,854
Daikin Industries Ltd.	16,200	618,273
Dainippon Sumitomo Pharma Co. Ltd.	10,900	153,526
Daito Trust Construction Co. Ltd.	5,100	503,057
Daiwa House Industry Co. Ltd.	35,000	642,627
Daiwa Securities Group, Inc.	116,000	673,585
DeNA Co. Ltd.	7,300	230,867
Denki Kagaku Kogyo KK	33,000	119,088
Denso Corp.	33,700	1,260,364
Dentsu, Inc.	12,800	357,636
Don Quijote Co. Ltd.	3,500	139,319
East Japan Railway Co.	23,500	1,588,168
Eisai Co. Ltd.	17,400	761,113
Electric Power Development Co. Ltd.	8,100	185,748
FamilyMart Co. Ltd.	4,000	160,971
Fanuc Corp.	13,300	2,072,557
Fast Retailing Co. Ltd.	3,700	974,312
Fuji Electric Co. Ltd.	35,000	81,907
Fuji Heavy Industries Ltd.	40,000	538,466
Fujifilm Holdings Corp.	32,300	643,563
Fujitsu Ltd.	129,000	521,953
Fukuoka Financial Group, Inc.	51,000	214,719
Furukawa Electric Co. Ltd. (a)	46,000	93,061
Fyushu Electric Power Co., Inc.	29,800	286,448
GREE, Inc. (e)	6,000	89,234
Common Stocks - continued
	Shares	Value
Japan - continued
GS Yuasa Corp. (e)	24,000	$ 85,560
Gunma Bank Ltd.	27,000	130,505
Hakuhodo DY Holdings, Inc.	1,470	99,988
Hamamatsu Photonics K.K.	5,000	191,098
Hankyu Hanshin Holdings, Inc.	79,000	431,090
Hino Motors Ltd.	19,000	199,464
Hirose Electric Co. Ltd.	2,100	249,625
Hiroshima Bank Ltd.	30,000	127,618
Hisamitsu Pharmaceutical Co., Inc.	4,200	224,824
Hitachi Chemical Co. Ltd.	7,700	108,370
Hitachi Construction Machinery Co. Ltd.	7,600	174,448
Hitachi High-Technologies Corp.	4,600	91,502
Hitachi Ltd.	321,000	1,902,586
Hitachi Metals Ltd.	12,000	103,013
Hokkaido Electric Power Co., Inc.	13,000	124,534
Hokuriku Electric Power Co., Inc.	11,400	125,662
Honda Motor Co. Ltd.	112,900	4,267,529
Hoya Corp.	30,200	582,897
Hulic Co. Ltd.	16,600	105,106
Ibiden Co. Ltd.	8,800	125,391
Idemitsu Kosan Co. Ltd.	1,600	140,325
INPEX Corp.	152	880,967
Isetan Mitsukoshi Holdings Ltd.	24,700	243,907
Ishikawajima-Harima Heavy Industries Co. Ltd.	91,000	235,847
Isuzu Motors Ltd.	83,000	520,083
Itochu Corp.	104,000	1,175,964
ITOCHU Techno-Solutions Corp.	1,600	69,463
Iyo Bank Ltd.	19,000	155,416
J Front Retailing Co. Ltd.	32,000	175,668
Japan Airlines Co. Ltd.	4,400	181,880
Japan Petroleum Exploration Co. Ltd.	2,100	77,391
Japan Prime Realty Investment Corp.	57	162,065
Japan Real Estate Investment Corp.	41	414,282
Japan Retail Fund Investment Corp.	143	270,847
Japan Steel Works Ltd.	23,000	132,801
Japan Tobacco, Inc.	62,300	1,939,615
JFE Holdings, Inc.	33,900	722,523
JGC Corp.	14,000	396,369
Joyo Bank Ltd.	46,000	215,802
JSR Corp.	12,800	252,795
JTEKT Corp.	15,400	164,365
Jupiter Telecommunications Co.	138	165,247
Common Stocks - continued
	Shares	Value
Japan - continued
JX Holdings, Inc.	155,310	$ 917,135
Kajima Corp.	59,000	176,784
Kamigumi Co. Ltd.	17,000	138,684
Kaneka Corp.	20,000	106,950
Kansai Electric Power Co., Inc.	51,300	488,064
Kansai Paint Co. Ltd.	16,000	177,943
Kao Corp.	36,400	1,044,492
Kawasaki Heavy Industries Ltd.	103,000	318,760
KDDI Corp.	18,600	1,383,127
Keihin Electric Express Railway Co. Ltd.	33,000	280,037
Keio Corp.	41,000	304,434
Keisei Electric Railway Co.	19,000	168,506
Keyence Corp.	3,170	879,467
Kikkoman Corp.	12,000	179,649
Kinden Corp.	10,000	66,379
Kintetsu Corp. (e)	113,000	464,629
Kirin Holdings Co. Ltd.	60,000	748,647
Kobe Steel Ltd. (a)	171,000	211,307
Koito Manufacturing Co. Ltd.	7,000	116,584
Komatsu Ltd.	64,600	1,720,171
Konami Corp.	6,600	139,658
Konica Minolta Holdings, Inc.	33,000	262,354
Kubota Corp.	75,000	856,252
Kuraray Co. Ltd.	23,700	304,268
Kurita Water Industries Ltd.	7,900	155,158
Kyocera Corp.	10,500	949,587
Kyowa Hakko Kirin Co., Ltd.	18,000	170,069
Lawson, Inc.	4,200	304,511
LIXIL Group Corp.	18,700	434,346
Mabuchi Motor Co. Ltd.	2,000	89,781
Makita Corp.	8,000	389,742
Marubeni Corp.	119,000	873,192
Marui Group Co. Ltd.	15,200	123,502
Maruichi Steel Tube Ltd.	3,200	71,177
Mazda Motor Corp. (a)	186,000	500,366
McDonald's Holdings Co. (Japan) Ltd.	4,600	118,062
Medipal Holdings Corp.	10,000	126,633
Meiji Holdings Co. Ltd.	4,100	181,585
Miraca Holdings, Inc.	3,900	162,704
Mitsubishi Chemical Holdings Corp.	94,000	435,847
Mitsubishi Corp.	97,000	2,045,120
Mitsubishi Electric Corp.	133,000	1,101,001
Common Stocks - continued
	Shares	Value
Japan - continued
Mitsubishi Estate Co. Ltd.	87,000	$ 2,106,381
Mitsubishi Gas Chemical Co., Inc.	26,000	173,722
Mitsubishi Heavy Industries Ltd.	210,000	1,122,970
Mitsubishi Logistics Corp.	9,000	135,032
Mitsubishi Materials Corp.	75,000	240,308
Mitsubishi Motors Corp. of Japan (a)	261,000	271,147
Mitsubishi Tanabe Pharma Corp.	16,100	216,028
Mitsubishi UFJ Financial Group, Inc.	881,800	5,014,922
Mitsubishi UFJ Lease & Finance Co. Ltd.	4,010	182,203
Mitsui & Co. Ltd.	120,700	1,822,808
Mitsui Chemicals, Inc.	63,000	149,500
Mitsui Fudosan Co. Ltd.	58,000	1,324,971
Mitsui OSK Lines Ltd.	75,000	246,870
Mizuho Financial Group, Inc.	1,581,460	3,156,562
MS&AD Insurance Group Holdings, Inc.	34,990	734,275
Murata Manufacturing Co. Ltd.	14,100	868,096
Nabtesco Corp.	6,800	141,436
Namco Bandai Holdings, Inc.	11,700	166,713
NEC Corp. (a)	181,000	441,391
Nexon Co. Ltd. (a)	7,700	80,920
NGK Insulators Ltd.	19,000	221,281
NGK Spark Plug Co. Ltd.	13,000	164,908
NHK Spring Co. Ltd.	11,300	98,981
Nidec Corp.	7,600	435,497
Nikon Corp.	23,800	679,554
Nintendo Co. Ltd.	7,300	712,078
Nippon Building Fund, Inc.	43	443,425
Nippon Electric Glass Co. Ltd.	27,000	129,914
Nippon Express Co. Ltd.	60,000	248,018
Nippon Meat Packers, Inc.	12,000	162,327
Nippon Paper Group, Inc. (e)	7,700	109,381
Nippon Steel Corp.	526,170	1,455,749
Nippon Telegraph & Telephone Corp.	30,200	1,264,819
Nippon Yusen KK	111,000	265,832
Nishi-Nippon City Bank Ltd.	47,000	121,811
Nissan Motor Co. Ltd.	172,000	1,760,534
Nisshin Seifun Group, Inc.	13,000	158,226
Nissin Food Holdings Co. Ltd.	4,000	152,004
Nitori Holdings Co. Ltd.	2,350	179,633
Nitto Denko Corp.	11,600	654,557
NKSJ Holdings, Inc.	26,300	552,488
NOK Corp.	7,300	108,967
Common Stocks - continued
	Shares	Value
Japan - continued
Nomura Holdings, Inc.	250,900	$ 1,436,222
Nomura Real Estate Holdings, Inc.	6,900	125,784
Nomura Real Estate Office Fund, Inc.	19	111,991
Nomura Research Institute Ltd.	7,100	162,661
NSK Ltd.	30,000	212,259
NTT Data Corp.	89	271,832
NTT DoCoMo, Inc.	1,056	1,600,978
NTT Urban Development Co.	67	66,967
Obayashi Corp.	44,000	225,666
Odakyu Electric Railway Co. Ltd.	44,000	440,746
Oji Holdings Corp.	53,000	171,557
Olympus Corp. (a)	15,300	339,145
Omron Corp.	14,000	332,834
Ono Pharmaceutical Co. Ltd.	5,700	300,131
Oracle Corp. Japan	2,500	104,161
Oriental Ld Co. Ltd.	3,500	465,416
ORIX Corp.	7,230	772,454
Osaka Gas Co. Ltd.	131,000	491,366
Otsuka Corp.	1,000	81,907
Otsuka Holdings Co. Ltd.	25,100	809,173
Panasonic Corp.	152,700	1,005,150
Park24 Co. Ltd.	6,000	108,327
Rakuten, Inc.	51,100	466,603
Resona Holdings, Inc.	130,000	578,599
Ricoh Co. Ltd.	43,000	477,752
Rinnai Corp.	2,300	162,480
ROHM Co. Ltd.	6,400	212,762
Sankyo Co. Ltd. (Gunma)	3,200	127,377
Sanrio Co. Ltd. (e)	3,200	127,902
Santen Pharmaceutical Co. Ltd.	5,300	218,213
SBI Holdings, Inc. Japan	17,080	141,392
Secom Co. Ltd.	14,500	723,058
Sega Sammy Holdings, Inc.	13,800	243,871
Sekisui Chemical Co. Ltd.	31,000	298,660
Sekisui House Ltd.	37,000	407,043
Seven & i Holdings Co., Ltd.	52,100	1,585,021
Seven Bank Ltd.	34,000	82,170
Sharp Corp. (e)	73,000	248,269
Shikoku Electric Power Co., Inc.	12,100	148,198
Shimadzu Corp.	15,000	100,388
Shimamura Co. Ltd.	1,600	157,122
SHIMANO, Inc.	5,200	354,836
Common Stocks - continued
	Shares	Value
Japan - continued
SHIMIZU Corp.	43,000	$ 139,187
Shin-Etsu Chemical Co., Ltd.	28,400	1,736,082
Shinsei Bank Ltd.	108,000	220,854
Shionogi & Co. Ltd.	20,700	369,881
Shiseido Co. Ltd.	24,400	338,070
Shizuoka Bank Ltd.	37,000	348,778
Showa Denko KK	101,000	154,628
Showa Shell Sekiyu KK	11,500	66,652
SMC Corp.	3,700	640,101
So-net M3, Inc.	40	65,220
Softbank Corp.	65,600	2,338,630
Sojitz Corp.	90,400	135,434
Sony Corp.	69,400	1,038,071
Sony Financial Holdings, Inc.	12,200	205,990
Square Enix Holdings Co. Ltd.	3,700	45,924
Stanley Electric Co. Ltd.	9,600	156,947
Sumco Corp. (a)	6,800	70,569
Sumitomo Chemical Co. Ltd.	103,000	300,738
Sumitomo Corp.	79,400	1,026,309
Sumitomo Electric Industries Ltd.	52,500	590,765
Sumitomo Heavy Industries Ltd.	40,000	176,718
Sumitomo Metal Mining Co. Ltd.	36,000	560,206
Sumitomo Mitsui Financial Group, Inc.	92,900	3,731,226
Sumitomo Mitsui Trust Holdings, Inc.	215,250	795,609
Sumitomo Realty & Development Co. Ltd.	25,000	761,387
Sumitomo Rubber Industries Ltd.	12,100	161,298
Suzuken Co. Ltd.	4,800	147,079
Suzuki Motor Corp.	24,900	651,602
Sysmex Corp.	4,900	233,895
T&D Holdings, Inc.	40,700	502,491
Taiheiyo Cement Corp.	75,000	204,221
Taisei Corp.	74,000	220,920
Taisho Pharmaceutical Holdings Co. Ltd.	2,500	172,508
Taiyo Nippon Sanso Corp.	15,000	100,388
Takashimaya Co. Ltd.	19,000	139,833
Takeda Pharmaceutical Co. Ltd.	54,700	2,811,417
TDK Corp. (e)	8,600	318,344
Teijin Ltd.	63,000	144,677
Terumo Corp.	10,600	463,667
The Chugoku Bank Ltd.	12,000	165,477
The Hachijuni Bank Ltd.	30,000	150,254
The Suruga Bank Ltd.	13,000	169,457
Common Stocks - continued
	Shares	Value
Japan - continued
THK Co. Ltd.	8,400	$ 145,871
Tobu Railway Co. Ltd.	72,000	386,593
Toho Co. Ltd.	7,600	145,360
Toho Gas Co. Ltd.	27,000	144,382
Tohoku Electric Power Co., Inc. (a)	31,200	253,844
Tokio Marine Holdings, Inc.	48,100	1,421,776
Tokyo Electric Power Co. (a)	104,100	242,477
Tokyo Electron Ltd.	11,900	510,121
Tokyo Gas Co. Ltd.	169,000	796,533
Tokyu Corp.	77,000	418,492
Tokyu Land Corp.	30,000	213,899
TonenGeneral Sekiyu KK	19,000	165,597
Toppan Printing Co. Ltd.	38,000	235,617
Toray Industries, Inc.	102,000	588,944
Toshiba Corp.	278,000	1,234,272
Toto Ltd.	20,000	158,347
Toyo Seikan Kaisha Ltd.	11,300	144,208
Toyo Suisan Kaisha Ltd.	6,000	166,526
Toyoda Gosei Co. Ltd.	4,400	97,484
Toyota Boshoku Corp.	4,600	60,163
Toyota Industries Corp.	11,500	381,677
Toyota Motor Corp.	191,000	9,123,010
Toyota Tsusho Corp.	14,900	354,067
Trend Micro, Inc.	7,600	221,987
Tsumura & Co.	4,400	144,830
Ube Industries Ltd.	72,000	149,598
Unicharm Corp.	7,900	418,995
Ushio, Inc.	6,300	68,067
USS Co. Ltd.	1,520	170,542
West Japan Railway Co.	11,500	453,989
Yahoo! Japan Corp.	978	384,484
Yakult Honsha Co. Ltd.	6,700	282,448
Yamada Denki Co. Ltd. (e)	6,160	237,117
Yamaguchi Financial Group, Inc.	14,000	134,879
Yamaha Corp.	11,300	119,617
Yamaha Motor Co. Ltd.	20,100	255,193
Yamato Holdings Co. Ltd.	25,500	428,602
Yamato Kogyo Co. Ltd.	3,300	94,440
Yamazaki Baking Co. Ltd.	7,000	78,386
Yaskawa Electric Corp.	16,000	149,598
Yokogawa Electric Corp.	13,800	153,778
TOTAL JAPAN		156,660,252
Common Stocks - continued
	Shares	Value
Korea (South) - 3.2%
AMOREPACIFIC Corp.	225	$ 226,445
AMOREPACIFIC Group, Inc.	184	69,676
BS Financial Group, Inc.	12,610	166,895
Celltrion, Inc.	8,744	206,141
Cheil Industries, Inc.	3,247	260,533
Cheil Worldwide, Inc.	5,000	102,940
CJ CheilJedang Corp.	511	174,246
CJ Corp.	1,000	114,889
Coway Co. Ltd.	3,760	163,462
Daelim Industrial Co.	2,043	174,066
Daewoo Engineering & Construction Co. Ltd. (a)	8,050	66,959
Daewoo International Corp.	3,142	107,428
Daewoo Securities Co. Ltd.	10,753	118,104
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	6,910	189,261
DGB Financial Group Co. Ltd.	9,710	130,298
Dongbu Insurance Co. Ltd.	3,017	129,497
Doosan Co. Ltd.	670	79,131
Doosan Heavy Industries & Construction Co. Ltd.	3,440	147,179
Doosan Infracore Co. Ltd. (a)	7,170	106,099
E-Mart Co. Ltd.	1,424	316,732
GS Engineering & Construction Corp.	2,432	124,505
GS Holdings Corp.	3,581	233,684
Hana Financial Group, Inc.	16,200	580,693
Hanjin Shipping Holdings Co. Ltd. (a)	12	62
Hankook Tire Co. Ltd. (a)	5,167	212,282
Hanwha Chemical Corp.	5,510	97,488
Hanwha Corp.	3,110	95,614
Hanwha Life Insurance Co. Ltd.	12,710	86,680
Hyosung Corp.	1,617	94,820
Hyundai Department Store Co. Ltd.	1,064	157,936
Hyundai Engineering & Construction Co. Ltd.	4,469	281,774
Hyundai Fire & Marine Insurance Co. Ltd.	4,420	136,092
Hyundai Glovis Co. Ltd.	926	172,772
Hyundai Heavy Industries Co. Ltd.	2,919	576,819
Hyundai Hysco Co. Ltd.	2,330	80,735
Hyundai Industrial Development & Construction Co.	4,450	95,502
Hyundai Merchant Marine Co. Ltd. (a)	3,558	66,875
Hyundai Mipo Dockyard Co. Ltd.	780	83,878
Hyundai Mobis	4,723	1,237,171
Hyundai Motor Co.	10,597	1,996,659
Hyundai Securities Co. Ltd.	6,550	53,399
Hyundai Steel Co.	3,803	289,766
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Hyundai Wia Corp.	1,011	$ 136,595
Industrial Bank of Korea	11,990	135,547
Kangwon Land, Inc.	6,890	197,896
KB Financial Group, Inc.	25,033	891,898
KB Financial Group, Inc. ADR	362	12,786
KCC Corp.	252	67,400
Kia Motors Corp.	18,249	867,155
Korea Aerospace Industries Ltd.	3,000	69,623
Korea Electric Power Corp. (a)	17,250	512,416
Korea Electric Power Corp. sponsored ADR (a)	520	7,805
Korea Exchange Bank (a)	18,150	126,448
Korea Gas Corp.	1,613	98,884
Korea Investment Holdings Co. Ltd.	2,670	103,805
Korea Zinc Co. Ltd.	580	204,704
Korean Air Lines Co. Ltd. (a)	2,227	93,030
KT Corp.	900	30,317
KT Corp. sponsored ADR	3,220	54,547
KT&G Corp.	7,591	529,551
Kumho Petro Chemical Co. Ltd.	982	107,405
LG Chemical Ltd.	3,176	888,863
LG Corp.	6,542	385,421
LG Display Co. Ltd. (a)	15,580	418,728
LG Display Co. Ltd. sponsored ADR (a)	460	6,146
LG Electronics, Inc.	7,354	487,333
LG Household & Health Care Ltd.	658	367,098
LG Innotek Co. Ltd. (a)	648	45,562
LG Telecom Ltd.	16,298	121,934
Lotte Chemical Corp.	1,182	274,313
Lotte Confectionery Co. Ltd.	41	65,004
Lotte Shopping Co. Ltd.	717	245,478
LS Cable Ltd.	1,297	109,076
LS Industrial Systems Ltd.	999	61,886
Mando Corp.	795	88,414
Mirae Asset Securities Co. Ltd.	1,596	55,375
NCSOFT Corp.	1,091	138,379
Neo-Concept Holdings Co. Ltd.	670	0
NHN Corp.	2,829	626,638
Oci Co. Ltd.	1,057	162,726
Orion Corp.	245	229,010
POSCO	4,448	1,455,284
POSCO sponsored ADR	336	27,371
S-Oil Corp.	3,107	279,570
Common Stocks - continued
	Shares	Value
Korea (South) - continued
S1 Corp.	1,311	$ 78,683
Samsung C&T Corp.	8,732	508,827
Samsung Card Co. Ltd.	3,011	99,074
Samsung Electro-Mechanics Co. Ltd.	4,079	343,787
Samsung Electronics Co. Ltd.	7,412	9,864,407
Samsung Electronics Co. Ltd.:
GDR	474	314,736
GDR (f)	148	57,735
Samsung Engineering Co. Ltd.	2,092	298,992
Samsung Fire & Marine Insurance Co. Ltd.	2,471	500,782
Samsung Heavy Industries Ltd.	11,150	391,988
Samsung Life Insurance Co. Ltd.	4,038	389,693
Samsung SDI Co. Ltd.	2,357	308,703
Samsung Securities Co. Ltd.	4,388	227,464
Samsung Techwin Co. Ltd.	2,528	133,834
Shinhan Financial Group Co. Ltd.	29,086	1,094,725
Shinhan Financial Group Co. Ltd. sponsored ADR	450	16,871
Shinsegae Co. Ltd.	526	106,359
SK C&C Co. Ltd.	1,618	153,917
SK Energy Co. Ltd.	4,155	654,941
SK Holdings Co. Ltd.	1,828	288,983
SK Hynix, Inc.	36,160	810,934
SK Networks Co. Ltd.	7,240	53,568
SK Telecom Co. Ltd.	620	95,420
SK Telecom Co. Ltd. sponsored ADR	3,790	64,241
Woori Finance Holdings Co. Ltd.	25,030	294,468
Woori Investment & Securities Co. Ltd.	9,527	108,141
Yuhan Corp.	596	100,519
TOTAL KOREA (SOUTH)		37,954,400
Luxembourg - 0.3%
ArcelorMittal SA (Netherlands)	64,767	1,111,366
Kernel Holding SA (a)	3,959	89,267
Millicom International Cellular SA (depository receipt)	4,400	405,546
SES SA FDR (France) unit	20,927	640,609
Subsea 7 SA	19,667	475,934
Tenaris SA	32,695	685,432
TOTAL LUXEMBOURG		3,408,154
Malaysia - 0.7%
AirAsia Bhd	92,600	82,854
AMMB Holdings Bhd	115,300	236,018
Common Stocks - continued
	Shares	Value
Malaysia - continued
Axiata Group Bhd	177,300	$ 359,508
Berjaya Sports Toto Bhd	39,764	55,672
British American Tobacco (Malaysia) Bhd	7,800	144,100
Bumi Armada Bhd	83,800	101,682
Bumiputra-Commerce Holdings Bhd	336,100	779,942
DiGi.com Bhd	217,400	344,257
Felda Global Ventures Holdings Bhd	85,300	125,740
Gamuda Bhd	116,875	139,934
Genting Bhd	142,800	436,627
Genting Malaysia Bhd	198,400	234,351
Genting Plantations Bhd	18,200	48,209
Hong Leong Bank Bhd	37,500	171,870
Hong Leong Credit Bhd	15,100	66,874
IHH Healthcare Bhd	139,900	148,140
IJM Corp. Bhd	84,200	136,584
IOI Corp. Bhd	221,600	354,474
Kuala Lumpur Kepong Bhd	32,000	223,495
Lafarge Malayan Cement Bhd	24,700	73,933
Malayan Banking Bhd	286,856	819,852
Malaysia Airports Holdings Bhd	44,861	79,557
Malaysia Marine and Heavy Engineering Sdn Bhd	38,700	52,439
Malaysian Plantations Bhd	72,500	99,638
Maxis Bhd	157,900	323,728
MISC Bhd (a)	75,800	108,565
MMC Corp. Bhd	61,800	48,533
Parkson Holdings Bhd	40,771	63,381
Petronas Chemicals Group Bhd	193,700	370,941
Petronas Dagangan Bhd	16,700	122,442
Petronas Gas Bhd	40,500	241,931
PPB Group Bhd	33,100	132,741
Public Bank Bhd (For. Reg.)	74,300	371,141
RHB Capital Bhd	44,988	112,072
SapuraKencana Petroleum Bhd (a)	159,900	150,276
Sime Darby Bhd	188,100	563,029
Telekom Malaysia Bhd	79,100	141,295
Tenaga Nasional Bhd	189,925	427,897
UEM Land Holdings Bhd (a)	94,800	67,126
UMW Holdings Bhd	35,000	136,756
YTL Corp. Bhd	315,700	167,655
YTL Power International Bhd	150,600	73,676
TOTAL MALAYSIA		8,938,935
Common Stocks - continued
	Shares	Value
Mauritius - 0.0%
Golden Agri-Resources Ltd.	502,000	$ 257,561
Mexico - 1.2%
Alfa SA de CV Series A	198,000	475,433
Alpek SA de CV	30,000	74,513
America Movil S.A.B. de C.V. Series L	2,695,246	3,385,327
CEMEX SA de CV unit	733,254	799,886
Coca-Cola FEMSA SAB de CV Series L	30,000	474,730
Compartamos SAB de CV	66,800	103,815
Controladora Commercial Mexicana SA unit	28,000	101,851
El Puerto de Liverpool SA Class C	13,800	152,939
Embotelladoras Arca SAB de CC	22,962	175,105
Fomento Economico Mexicano S.A.B. de CV unit	134,400	1,451,227
Grupo Aeroportuario del Pacifico SA de CV Series B	26,400	164,489
Grupo Aeroportuario del Sureste SA de CV Series B	13,000	155,964
Grupo Bimbo SAB de CV Series A	113,900	294,546
Grupo Carso SA de CV Series A1	41,800	202,941
Grupo Financiero Banorte S.A.B. de CV Series O	129,600	893,621
Grupo Financiero Inbursa SAB de CV Series O	139,100	389,799
Grupo Financiero Santander Mexico SAB de CV	104,200	321,748
Grupo Mexico SA de CV Series B	264,423	985,352
Grupo Modelo SAB de CV Series C	44,200	376,103
Grupo Televisa SA de CV	178,000	997,335
Industrias CH SA de CV (a)	11,000	90,624
Industrias Penoles SA de CV	9,625	472,764
Kimberly-Clark de Mexico SA de CV Series A	108,100	302,588
Mexichem SAB de CV	70,984	401,520
Minera Frisco SAB de CV (a)	41,800	179,369
Wal-Mart de Mexico SA de CV Series V	368,000	1,193,035
TOTAL MEXICO		14,616,624
Morocco - 0.0%
Attijariwafa Bank	2,034	76,593
Douja Promotion Groupe Addoha SA	7,506	55,439
Maroc Telecom SA	9,013	115,132
TOTAL MOROCCO		247,164
Netherlands - 1.9%
AEGON NV	120,784	806,392
Akzo Nobel NV	16,468	1,126,733
ASML Holding NV (Netherlands)	21,793	1,634,805
Corio NV	4,764	231,348
D.E. Master Blenders 1753 NV (a)	41,563	512,762
Common Stocks - continued
	Shares	Value
Netherlands - continued
Delta Lloyd NV	9,362	$ 184,193
European Aeronautic Defence and Space Co. (EADS) NV	28,631	1,345,275
Fugro NV (Certificaten Van Aandelen)	4,921	298,239
Gemalto NV	5,489	488,765
Heineken Holding NV (A Shares)	7,152	422,671
Heineken NV (Bearer)	15,948	1,121,471
ING Groep NV (Certificaten Van Aandelen) (a)	264,974	2,680,025
Koninklijke Ahold NV	69,510	1,021,199
Koninklijke Boskalis Westminster NV	5,385	246,625
Koninklijke KPN NV	69,308	390,165
Koninklijke Philips Electronics NV	71,906	2,239,587
QIAGEN NV (a)	16,239	341,103
Randstad Holding NV	8,113	336,424
Reed Elsevier NV	47,715	741,492
Royal DSM NV	10,614	650,760
STMicroelectronics NV	43,440	375,532
TNT Express NV	22,704	174,453
Unilever NV (Certificaten Van Aandelen) (Bearer)	112,879	4,573,431
Vopak NV	4,872	332,678
Wolters Kluwer NV (Certificaten Van Aandelen)	20,361	412,757
Ziggo NV	7,699	245,610
TOTAL NETHERLANDS		22,934,495
New Zealand - 0.1%
Auckland International Airport Ltd.	67,964	161,695
Contact Energy Ltd.	24,000	105,135
Fletcher Building Ltd.	46,894	374,645
Sky City Entertainment Group Ltd.	41,250	137,429
Telecom Corp. of New Zealand Ltd.	132,557	269,761
TOTAL NEW ZEALAND		1,048,665
Norway - 0.5%
Aker Solutions ASA	11,668	255,235
DnB NOR ASA	67,241	940,382
Gjensidige Forsikring ASA	13,919	218,866
Norsk Hydro ASA	64,194	307,521
Orkla ASA (A Shares)	53,844	475,074
StatoilHydro ASA	77,317	2,059,918
Telenor ASA	48,094	1,060,852
Yara International ASA	12,922	689,517
TOTAL NORWAY		6,007,365
Common Stocks - continued
	Shares	Value
Peru - 0.0%
Compania de Minas Buenaventura SA sponsored ADR	12,941	$ 382,924
Philippines - 0.2%
Aboitiz Equity Ventures, Inc.	129,000	176,024
Aboitiz Power Corp.	123,700	115,769
Alliance Global Group, Inc.	285,600	132,733
Ayala Corp.	12,260	171,056
Ayala Land, Inc.	354,400	252,459
Bank of the Philippine Islands (BPI)	60,616	148,897
BDO Unibank, Inc.	95,103	179,647
DMCI Holdings, Inc.	61,800	83,493
Globe Telecom, Inc.	2,525	66,614
International Container Terminal Services, Inc.	57,840	108,050
Jollibee Food Corp.	29,990	80,813
Metropolitan Bank & Trust Co.	31,637	81,910
Philippine Long Distance Telephone Co.	3,025	208,193
PNOC Energy Development Corp.	507,100	89,063
San Miguel Corp.	34,130	93,897
SM Investments Corp.	14,410	336,977
SM Prime Holdings, Inc.	464,675	200,206
Universal Robina Corp.	53,200	114,215
TOTAL PHILIPPINES		2,640,016
Poland - 0.3%
Asseco Poland SA	5,094	74,156
Bank Handlowy w Warszawie SA	2,630	81,422
Bank Millennium SA (a)	19,139	28,295
Bank Polska Kasa Opieki SA	8,122	399,899
BRE Bank SA (a)	1,149	120,245
Cyfrowy Polsat SA (a)	11,835	64,129
ENEA SA	5,600	27,681
Eurocash SA	4,762	77,487
Grupa Lotos SA (a)	4,883	63,170
Jastrzebska Spolka Weglowa SA	2,400	72,981
KGHM Polska Miedz SA (Bearer)	9,792	598,379
Polish Oil & Gas Co. (a)	122,467	217,899
Polska Grupa Energetyczna SA	52,785	291,315
Polski Koncern Naftowy Orlen SA (a)	23,089	365,994
Powszechna Kasa Oszczednosci Bank SA	51,140	572,910
Powszechny Zaklad Ubezpieczen SA	3,859	508,716
Synthos SA	38,228	64,925
Common Stocks - continued
	Shares	Value
Poland - continued
Tauron Polska Energia SA	75,249	$ 114,899
Telekomunikacja Polska SA	49,882	193,641
TOTAL POLAND		3,938,143
Portugal - 0.1%
Banco Espirito Santo SA (Reg.) (a)	132,450	187,933
Energias de Portugal SA	128,558	414,571
Galp Energia SGPS SA Class B	16,416	266,696
Jeronimo Martins SGPS SA	15,249	324,138
Portugal Telecom SGPS SA (Reg.)	44,464	259,578
TOTAL PORTUGAL		1,452,916
Russia - 1.4%
Federal Grid Co. of Unified Energy System (a)	23,194,927	167,138
Federal Grid Co. of Unified Energy System rights (a)	131,264	1
Gazprom OAO (a)	40,634	192,325
Gazprom OAO sponsored ADR (Reg. S)	347,985	3,278,019
Inter Rao Ues JSC (a)	140,047,000	114,853
Interregional Distribution Grid Companies Holding JSC (a)	1,383,333	100,943
LSR Group OJSC GDR (Reg. S)	16,681	83,655
Lukoil Oil Co.	665	44,776
Lukoil Oil Co. sponsored ADR (United Kingdom)	34,586	2,334,555
Magnit OJSC GDR (Reg. S)	18,187	808,594
Mechel Steel Group OAO sponsored ADR (e)	11,819	79,778
Megafon OJSC GDR	5,900	159,359
Mobile TeleSystems OJSC sponsored ADR	36,010	707,957
Norilsk Nickel OJSC (a)	279	55,601
Norilsk Nickel OJSC ADR	29,997	596,640
NOVATEK OAO GDR (Reg. S)	6,299	737,613
Novolipetsk Steel OJSC GDR (Reg. S)	5,026	106,551
Rosneft Oil Co. OJSC (a)	1,806	16,034
Rosneft Oil Co. OJSC GDR (Reg. S)	86,979	765,415
Rostelecom sponsored ADR	13,175	319,494
RusHydro JSC (a)	144,700	3,644
RusHydro JSC:
ADR rights (a)	25,139	0
rights (a)	50,110	1
sponsored ADR	88,053	215,642
Sberbank (Savings Bank of the Russian Federation) (a)	280,115	1,020,891
Sberbank (Savings Bank of the Russian Federation) sponsored ADR	114,801	1,693,315
Severstal JSC (a)	229	2,876
Severstal JSC GDR (Reg. S)	11,251	140,075
Common Stocks - continued
	Shares	Value
Russia - continued
Sistema JSFC sponsored GDR	8,232	$ 181,104
Surgutneftegaz JSC:
(Reg.) (a)	10,100	10,595
sponsored ADR	49,164	509,831
Tatneft OAO sponsored ADR	16,305	752,802
TMK OAO GDR (Reg. S)	3,722	56,574
Uralkali OJSC	1,055	8,018
Uralkali OJSC GDR (Reg. S)	17,969	685,338
VTB Bank JSC (a)	2,224,000	4,127
VTB Bank JSC unit	92,397	337,711
TOTAL RUSSIA		16,291,845
Singapore - 1.1%
Ascendas Real Estate Investment Trust	134,000	273,922
CapitaCommercial Trust (REIT)	120,000	161,435
CapitaLand Ltd.	177,000	572,052
CapitaMall Trust	161,000	275,781
CapitaMalls Asia Ltd.	100,000	174,524
City Developments Ltd.	35,000	330,586
ComfortDelgro Corp. Ltd.	140,000	218,317
DBS Group Holdings Ltd.	126,712	1,531,622
Fraser & Neave Ltd.	65,000	501,555
Global Logistic Properties Ltd.	143,000	318,895
Hutchison Port Holdings Trust	364,000	298,480
Jardine Cycle & Carriage Ltd.	7,000	286,244
Keppel Corp. Ltd.	99,400	923,605
Keppel Ld Ltd.	54,000	185,868
Olam International Ltd.	112,363	146,622
Oversea-Chinese Banking Corp. Ltd.	178,404	1,409,761
SembCorp Industries Ltd.	68,000	301,087
SembCorp Marine Ltd.	55,000	210,197
Singapore Airlines Ltd.	37,000	328,550
Singapore Exchange Ltd.	61,000	383,945
Singapore Press Holdings Ltd.	111,000	367,713
Singapore Technologies Engineering Ltd.	109,000	345,235
Singapore Telecommunications Ltd.	551,000	1,558,195
StarHub Ltd.	42,000	132,348
United Overseas Bank Ltd.	87,856	1,338,089
UOL Group Ltd.	34,000	171,696
Wilmar International Ltd.	137,000	422,850
Yangzijiang Shipbuilding Holdings Ltd.	145,000	114,814
TOTAL SINGAPORE		13,283,988
Common Stocks - continued
	Shares	Value
South Africa - 1.6%
Absa Group Ltd.	19,851	$ 380,600
African Bank Investments Ltd.	51,793	178,627
African Rainbow Minerals Ltd.	7,351	165,594
Anglo Platinum Ltd.	4,862	238,074
AngloGold Ashanti Ltd.	26,661	745,251
ArcelorMittal South Africa Ltd. (a)	10,621	41,617
Aspen Pharmacare Holdings Ltd.	20,289	373,869
Assore Ltd.	2,511	124,919
Aveng Ltd.	28,582	99,854
Barloworld Ltd.	16,267	152,760
Bidvest Group Ltd.	20,128	481,207
Discovery Holdings Ltd.	21,011	155,593
Exxaro Resources Ltd.	8,804	173,246
FirstRand Ltd.	215,056	775,360
Foschini Ltd.	13,785	180,477
Gold Fields Ltd.	50,344	583,448
Growthpoint Properties Ltd.	113,786	320,434
Harmony Gold Mining Co. Ltd.	28,131	181,285
Impala Platinum Holdings Ltd.	37,068	672,946
Imperial Holdings Ltd.	12,748	277,764
Investec Ltd.	17,280	124,776
Kumba Iron Ore Ltd.	5,678	382,247
Liberty Holdings Ltd.	7,302	94,286
Life Healthcare Group Holdings Ltd.	65,442	230,164
Massmart Holdings Ltd.	7,611	155,701
MMI Holdings Ltd.	66,185	172,030
Mr Price Group Ltd.	16,935	233,437
MTN Group Ltd.	117,112	2,292,501
Naspers Ltd. Class N	27,081	1,752,418
Nedbank Group Ltd.	13,965	304,062
Netcare Ltd.	62,628	137,229
Northam Platinum Ltd.	18,023	74,268
Pick 'n Pay Stores Ltd.	15,224	77,456
Pretoria Portland Cement Co. Ltd.	31,475	115,239
Rand Merchant Insurance Holdings Ltd.	47,980	122,834
Redefine Properties Ltd. unit	199,208	213,574
Remgro Ltd.	30,343	553,979
Reunert Ltd.	13,057	108,894
RMB Holdings Ltd.	47,548	228,147
Sanlam Ltd.	123,768	630,120
Sappi Ltd. (a)	39,679	138,711
Sasol Ltd.	37,869	1,635,363
Common Stocks - continued
	Shares	Value
South Africa - continued
Shoprite Holdings Ltd.	29,187	$ 549,808
Spar Group Ltd.	12,320	162,027
Standard Bank Group Ltd.	82,316	1,073,657
Steinhoff International Holdings Ltd.	85,719	260,177
Tiger Brands Ltd.	10,927	359,756
Transportation Hex Group Ltd. (a)	136	52
Truworths International Ltd.	30,484	345,976
Vodacom Group Ltd.	26,383	368,007
Woolworths Holdings Ltd.	51,926	369,202
TOTAL SOUTH AFRICA		19,569,023
Spain - 2.0%
Abertis Infraestructuras SA	24,799	424,942
ACS Actividades de Construccion y Servicios SA	9,859	236,540
Amadeus IT Holding SA Class A	21,383	536,400
Banco Bilbao Vizcaya Argentaria SA	377,221	3,750,248
Banco de Sabadell SA	197,650	529,492
Banco Popular Espanol SA	379,015	341,712
Banco Santander SA	17,418	146,134
Banco Santander SA (Spain)	714,160	5,977,926
Bankia SA (a)	65,137	45,194
Cintra Concesiones de Infrastructuras de Transporte SA	27,947	447,958
Criteria CaixaCorp SA	56,172	221,718
Distribuidora Internacional de Alimentacion SA	41,072	303,599
Enagas SA	13,248	313,533
Gas Natural SDG SA	24,896	497,085
Grifols SA	10,382	353,122
Grupo Acciona SA	1,778	142,967
Iberdrola SA	286,074	1,542,849
Inditex SA	15,109	2,117,148
International Consolidated Airlines Group SA (a)	51,502	174,544
International Consolidated Airlines Group SA CDI (a)	12,980	43,787
MAPFRE SA (Reg.)	50,316	155,153
Red Electrica Corporacion SA	7,691	428,261
Repsol YPF SA	58,208	1,299,728
Telefonica SA	283,512	4,103,265
Zardoya Otis SA	11,039	169,523
TOTAL SPAIN		24,302,828
Sweden - 2.1%
Alfa Laval AB	23,124	493,915
ASSA ABLOY AB (B Shares)	23,209	868,807
Common Stocks - continued
	Shares	Value
Sweden - continued
Atlas Copco AB:
(A Shares)	46,457	$ 1,324,765
(B Shares)	27,070	690,604
Boliden AB	18,928	350,108
Electrolux AB (B Shares)	16,504	436,102
Elekta AB (B Shares)	24,954	371,297
Getinge AB (B Shares)	14,056	433,761
H&M Hennes & Mauritz AB (B Shares)	65,773	2,422,837
Hexagon AB (B Shares)	16,201	435,231
Husqvarna AB (B Shares)	28,460	184,113
Industrivarden AB Series C	8,340	146,393
Investment AB Kinnevik	14,344	330,746
Investor AB (B Shares)	33,220	943,642
Lundin Petroleum AB (a)	15,142	388,919
Nordea Bank AB	182,584	2,014,560
Ratos AB (B Shares)	14,127	136,207
Sandvik AB	69,466	1,115,547
Scania AB (B Shares)	22,136	454,359
Securitas AB (B Shares)	21,402	200,123
Skandinaviska Enskilda Banken AB (A Shares)	96,598	968,586
Skanska AB (B Shares)	26,355	448,104
SKF AB (B Shares)	27,358	679,018
Svenska Cellulosa AB (SCA) (B Shares)	40,071	971,861
Svenska Handelsbanken AB (A Shares)	34,433	1,408,114
Swedbank AB (A Shares)	55,019	1,298,057
Swedish Match Co. AB	14,284	536,056
Tele2 AB (B Shares)	22,248	399,270
Telefonaktiebolaget LM Ericsson (B Shares)	210,184	2,444,705
TeliaSonera AB	149,776	1,081,061
Volvo AB (B Shares)	96,610	1,429,886
TOTAL SWEDEN		25,406,754
Switzerland - 6.0%
ABB Ltd. (Reg.)	152,156	3,261,728
Actelion Ltd.	7,414	367,421
Adecco SA (Reg.)	9,285	533,603
Aryzta AG	6,008	337,684
Baloise Holdings AG	3,322	300,789
Banque Cantonale Vaudoise (Bearer)	217	115,946
Barry Callebaut AG	130	130,921
Compagnie Financiere Richemont SA Series A	36,112	2,970,148
Credit Suisse Group	86,761	2,562,296
Common Stocks - continued
	Shares	Value
Switzerland - continued
Ems-Chemie Holding AG	426	$ 108,367
Geberit AG (Reg.)	2,623	613,345
Givaudan SA	572	636,079
Holcim Ltd. (Reg.)	15,871	1,235,603
Julius Baer Group Ltd.	14,880	609,065
Kuehne & Nagel International AG	3,756	441,203
Lindt & Spruengli AG	7	284,600
Lindt & Spruengli AG (participation certificate)	62	222,098
Lonza Group AG	3,733	219,866
Nestle SA	223,709	15,707,938
Novartis AG	159,301	10,828,719
Pargesa Holding SA	1,909	141,699
Partners Group Holding AG	1,198	281,317
Roche Holding AG (participation certificate)	48,664	10,769,661
Schindler Holding AG:
(participation certificate)	3,291	488,198
(Reg.)	1,528	220,960
SGS SA (Reg.)	380	905,269
Sika AG (Bearer)	151	380,964
Sonova Holding AG Class B	3,359	388,663
Sulzer AG (Reg.)	1,619	254,756
Swatch Group AG (Bearer)	2,128	1,167,764
Swatch Group AG (Bearer) (Reg.)	3,007	283,006
Swiss Life Holding AG	2,039	306,505
Swiss Prime Site AG	3,741	316,323
Swiss Re Ltd.	24,386	1,815,451
Swisscom AG	1,611	714,289
Syngenta AG (Switzerland)	6,449	2,773,314
Transocean Ltd. (Switzerland)	24,857	1,410,762
UBS AG	251,979	4,376,280
Zurich Insurance Group AG	10,209	2,936,889
TOTAL SWITZERLAND		71,419,489
Taiwan - 2.3%
Acer, Inc. (a)	175,013	154,388
Advanced Semiconductor Engineering, Inc.	416,639	336,247
Advantech Co. Ltd.	22,400	93,681
Asia Cement Corp.	128,209	163,029
ASUSTeK Computer, Inc.	46,422	531,346
AU Optronics Corp. (a)	541,000	220,043
Capital Securities Corp.	59,040	22,992
Catcher Technology Co. Ltd.	39,000	174,331
Common Stocks - continued
	Shares	Value
Taiwan - continued
Cathay Financial Holding Co. Ltd.	486,564	$ 542,091
Chang Hwa Commercial Bank	304,633	168,152
Cheng Shin Rubber Industry Co. Ltd.	125,316	326,764
Cheng Uei Precision Industries Co. Ltd.	31,270	58,876
Chicony Electronics Co. Ltd.	32,093	89,008
China Airlines Ltd. (a)	190,835	83,688
China Development Finance Holding Corp. (a)	849,819	234,830
China Life Insurance Co. Ltd.	130,437	128,979
China Motor Co. Ltd.	39,000	35,527
China Petrochemical Development Corp.	101,050	62,108
China Steel Corp.	793,235	748,107
Chinatrust Financial Holding Co. Ltd.	769,336	440,290
Chunghwa Picture Tubes, Ltd. (a)	551	16
Chunghwa Telecom Co. Ltd.	262,400	836,092
Clevo Co. Ltd.	47,544	66,011
Compal Electronics, Inc.	300,394	218,200
CTCI Corp.	45,000	86,099
Delta Electronics, Inc.	125,000	452,929
E Ink Holdings, Inc.	64,000	47,139
E.SUN Financial Holdings Co. Ltd.	273,840	156,718
Epistar Corp.	55,000	104,487
Eternal Chemical Co. Ltd.	37,260	31,923
EVA Airways Corp. (a)	127,100	81,347
Evergreen Marine Corp. (Taiwan) (a)	118,199	74,250
Far Eastern Department Stores Co. Ltd.	73,055	72,362
Far Eastern Textile Ltd.	209,591	242,737
Far EasTone Telecommunications Co. Ltd.	110,000	279,749
Farglory Land Development Co. Ltd.	26,000	47,897
Feng Hsin Iron & Steel Co.	34,000	61,023
First Financial Holding Co. Ltd.	439,664	267,997
Formosa Chemicals & Fibre Corp.	216,000	586,631
Formosa International Hotel Corp.	1,210	14,792
Formosa Petrochemical Corp.	79,000	227,663
Formosa Plastics Corp.	275,000	746,868
Formosa Taffeta Co. Ltd.	50,000	48,256
Foxconn Technology Co. Ltd.	51,300	149,922
Fubon Financial Holding Co. Ltd.	389,487	497,905
Giant Manufacturing Co. Ltd.	18,042	95,923
Hermes Microvision, Inc.	2,000	38,605
Highwealth Construction Corp.	24,000	49,821
HIWIN Technologies Corp.	12,757	102,384
Hon Hai Precision Industry Co. Ltd. (Foxconn)	695,477	1,987,750
Common Stocks - continued
	Shares	Value
Taiwan - continued
Hotai Motor Co. Ltd.	16,000	$ 127,599
HTC Corp.	51,057	504,000
Hua Nan Financial Holdings Co. Ltd.	347,118	200,419
Innolux Corp. (a)	389,170	202,295
Inventec Corp.	142,209	56,826
Kinsus Interconnect Technology Corp.	20,000	62,716
Largan Precision Co. Ltd.	7,000	183,237
Lee Chang Yung Chemical Industry Corp.	38,809	51,452
LITE-ON Technology Corp.	147,970	212,961
Macronix International Co. Ltd.	251,191	72,304
MediaTek, Inc.	79,007	864,181
Mega Financial Holding Co. Ltd.	552,551	451,883
Merida Industry Co. Ltd.	12,000	54,859
Nan Ya Plastics Corp.	325,000	660,345
Nankang Rubber Tire Co. Ltd.	43,164	50,575
Novatek Microelectronics Corp.	35,000	139,265
Oriental Union Chemical Corp.	35,000	41,365
Pegatron Corp. (a)	109,652	145,188
Phison Electronics Corp.	9,199	62,147
Pou Chen Corp.	157,240	157,080
Powerchip Technology Corp. (a)	336	3
Powertech Technology, Inc.	48,700	73,223
President Chain Store Corp.	40,000	216,051
Quanta Computer, Inc.	169,000	394,314
Radiant Opto-Electronics Corp.	30,750	119,230
Realtek Semiconductor Corp.	33,410	74,898
Richtek Technology Corp.	11,050	66,420
Ruentex Development Co. Ltd.	37,622	82,812
Ruentex Industries Ltd.	35,754	90,808
ScinoPharm Taiwan Ltd.	18,000	42,668
Shin Kong Financial Holding Co. Ltd. (a)	437,995	123,552
Siliconware Precision Industries Co. Ltd.	210,000	219,342
SIMPLO Technology Co. Ltd.	19,971	92,991
Sinopac Holdings Co.	399,737	175,976
Standard Foods Corp.	17,360	48,500
Synnex Technology International Corp.	85,496	173,424
Taishin Financial Holdings Co. Ltd.	448,724	177,788
Taiwan Business Bank	270,549	82,365
Taiwan Cement Corp.	217,110	293,352
Taiwan Cooperative Financial Holding Co. Ltd.	324,090	180,538
Taiwan Fertilizer Co. Ltd.	49,000	121,463
Taiwan Glass Industry Corp.	62,210	60,988
Common Stocks - continued
	Shares	Value
Taiwan - continued
Taiwan Mobile Co. Ltd.	115,400	$ 410,328
Taiwan Semiconductor Manufacturing Co. Ltd.	1,704,000	5,838,446
TECO Electric & Machinery Co. Ltd.	127,000	105,582
Transcend Information, Inc.	8,000	21,863
Tripod Technology Corp.	28,880	58,190
TSRC Corp.	39,710	80,550
Tung Ho Steel Enterprise Corp.	52,000	52,475
U-Ming Marine Transport Corp.	42,000	67,843
Unified-President Enterprises Corp.	287,241	503,863
Unimicron Technology Corp.	78,000	77,921
United Microelectronics Corp.	845,000	330,050
Walsin Lihwa Corp. (a)	258,000	86,932
Wan Hai Lines Ltd. (a)	47,850	26,088
Wintek Corp. (a)	132,597	63,537
Wistron Corp.	150,304	174,074
WPG Holding Co. Ltd.	96,107	129,206
Yang Ming Marine Transport Corp. (a)	126,100	60,851
Yuanta Financial Holding Co. Ltd.	597,157	323,553
Yulon Motor Co. Ltd.	64,000	118,767
TOTAL TAIWAN		28,029,495
Thailand - 0.6%
Advanced Info Service PCL (For. Reg.)	80,300	565,493
Airports of Thailand PCL (For. Reg.)	30,000	106,137
Bangkok Bank Public Co. Ltd.	42,300	312,072
Bangkok Bank Public Co. Ltd. (For. Reg.)	54,100	399,128
Bangkok Dusit Medical Service PCL (For. Reg.)	20,000	89,202
Bank of Ayudhya PCL (For. Reg.)	167,300	186,543
Banpu PCL (For. Reg.)	7,000	91,080
BEC World PCL (For. Reg.)	72,100	175,293
C.P. ALL PCL (For. Reg.)	311,300	488,037
Central Pattana PCL (For. Reg.)	40,100	114,639
Charoen Pokphand Foods PCL (For. Reg.)	213,700	254,405
Glow Energy PCL (For. Reg.)	33,300	88,219
Indorama Ventures PCL (For. Reg.)	97,500	85,827
IRPC Public Co. Ltd. (For. Reg.)	717,500	105,869
Kasikornbank PCL	51,600	346,076
Kasikornbank PCL (For. Reg.)	82,400	552,649
Krung Thai Bank PCL (For. Reg.)	293,975	225,755
PTT Exploration and Production PCL (For. Reg.)	118,051	657,158
PTT Global Chemical PCL (For. Reg.)	111,686	299,627
PTT PCL (For. Reg.)	59,900	684,973
Common Stocks - continued
	Shares	Value
Thailand - continued
Siam Cement PCL	9,100	$ 141,596
Siam Cement PCL (For. Reg.)	20,100	312,757
Siam Commercial Bank PCL (For. Reg.)	122,400	734,728
Siam Makro PCL (For. Reg.)	6,700	100,208
Thai Oil PCL (For. Reg.)	61,000	150,864
TOTAL THAILAND		7,268,335
Turkey - 0.5%
Akbank T.A.S.	125,506	635,112
Anadolu Efes Biracilik Ve Malt Sanayii A/S	14,703	219,866
Arcelik A/S	18,237	119,247
Asya Katilim Bankasi A/S (a)	12,846	16,288
Bim Birlesik Magazalar A/S JSC	7,528	364,897
Coca-Cola Icecek A/S	4,062	98,851
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	51,404	90,898
Enka Insaat ve Sanayi A/S	29,062	87,248
Eregli Demir ve Celik Fabrikalari T.A.S.	61,784	87,824
Ford Otomotiv Sanayi A/S	5,405	61,464
Haci Omer Sabanci Holding A/S	56,641	326,883
Koc Holding A/S	43,801	228,624
Koza Altin Isletmeleri A/S	3,700	91,093
TAV Havalimanlari Holding A/S	11,204	69,756
Tofas Turk Otomobil Fabrikasi A/S	9,000	54,243
Turk Hava Yollari AO (a)	39,108	145,425
Turk Sise ve Cam Fabrikalari A/S	34,310	59,890
Turk Telekomunikasyon A/S	35,968	150,928
Turkcell Iletisim Hizmet A/S (a)	53,501	334,353
Turkiye Garanti Bankasi A/S	160,360	804,193
Turkiye Halk Bankasi A/S	40,361	399,307
Turkiye Is Bankasi A/S Series C	106,397	393,223
Turkiye Petrol Rafinerile A/S	8,710	240,190
Turkiye Vakiflar Bankasi TAO	48,974	143,128
Yapi ve Kredi Bankasi A/S (a)	58,263	170,938
TOTAL TURKEY		5,393,869
United Kingdom - 14.2%
3I Group PLC	68,322	285,200
Aberdeen Asset Management PLC	59,564	380,141
Admiral Group PLC	13,629	264,359
Aggreko PLC	18,552	469,893
AMEC PLC	22,212	380,817
Anglo American PLC (United Kingdom)	96,249	2,879,760
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Antofagasta PLC	27,320	$ 494,823
ARM Holdings PLC	95,391	1,306,671
Associated British Foods PLC	24,905	690,843
AstraZeneca PLC (United Kingdom)	86,333	4,171,590
Aviva PLC	201,786	1,175,680
Babcock International Group PLC	25,539	420,440
BAE Systems PLC	224,805	1,210,812
Balfour Beatty PLC	45,847	192,909
Barclays PLC	804,675	3,863,295
BG Group PLC	235,214	4,178,153
BHP Billiton PLC	146,226	5,014,366
BP PLC	1,317,317	9,751,459
British American Tobacco PLC (United Kingdom)	134,547	6,992,623
British Land Co. PLC	57,578	513,211
British Sky Broadcasting Group PLC	74,833	970,251
BT Group PLC	544,568	2,148,180
Bunzl PLC	22,935	412,128
Burberry Group PLC	30,640	659,435
Capita Group PLC	45,263	564,965
Capital Shopping Centres Group PLC	39,653	224,013
Carnival PLC	12,558	509,041
Centrica PLC	360,008	1,999,546
Cobham PLC	74,900	251,481
Compass Group PLC	128,728	1,559,802
Croda International PLC	9,201	353,729
Diageo PLC	173,494	5,164,596
Eurasian Natural Resources Corp. PLC	18,549	97,023
Evraz PLC	24,241	110,917
Fresnillo PLC	12,402	326,121
G4S PLC (United Kingdom)	98,424	432,867
GKN PLC	112,808	430,824
GlaxoSmithKline PLC	344,379	7,877,308
Hammerson PLC	49,604	382,110
Hargreaves Lansdown PLC	17,000	186,307
HSBC Holdings PLC (United Kingdom)	1,267,790	14,417,007
ICAP PLC	39,618	204,965
IMI PLC	22,813	423,323
Imperial Tobacco Group PLC	68,613	2,551,834
Inmarsat PLC	31,326	320,456
InterContinental Hotel Group PLC	18,774	551,023
Intertek Group PLC	11,142	549,398
Invensys PLC	54,094	295,128
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Investec PLC	37,436	$ 274,246
ITV PLC	252,743	460,176
J Sainsbury PLC	83,798	439,512
Johnson Matthey PLC	14,379	516,535
Kazakhmys PLC	14,501	167,890
Kingfisher PLC	163,873	700,957
Land Securities Group PLC	54,703	696,674
Legal & General Group PLC	408,725	987,914
Lloyds Banking Group PLC (a)	2,920,509	2,390,479
London Stock Exchange Group PLC	12,431	237,375
Marks & Spencer Group PLC	111,390	670,795
Meggitt PLC	54,008	372,607
Melrose PLC	162,537	601,667
National Grid PLC	256,969	2,813,719
Next PLC	11,301	727,331
Old Mutual PLC	338,768	1,006,874
Pearson PLC	56,546	1,070,075
Prudential PLC	177,005	2,686,922
Reckitt Benckiser Group PLC	45,035	3,001,300
Reed Elsevier PLC	84,448	920,130
Rexam PLC	53,739	399,303
Rio Tinto PLC	92,805	5,242,951
Rolls-Royce Group PLC	129,615	1,944,686
Royal & Sun Alliance Insurance Group PLC	250,015	522,222
Royal Bank of Scotland Group PLC (a)	145,579	791,570
Royal Dutch Shell PLC:
Class A (Netherlands)	90,400	3,197,207
Class A (United Kingdom)	167,424	5,934,968
Class B (United Kingdom)	181,867	6,610,305
SABMiller PLC	66,208	3,307,685
Sage Group PLC	86,280	441,583
Schroders PLC	7,688	235,938
Scottish & Southern Energy PLC	65,684	1,478,241
Segro PLC	51,713	203,566
Serco Group PLC	33,734	296,669
Severn Trent PLC	16,537	425,413
Smith & Nephew PLC	62,361	719,087
Smiths Group PLC	27,637	537,822
Standard Chartered PLC (United Kingdom)	165,631	4,406,638
Standard Life PLC	163,139	894,200
Tate & Lyle PLC	32,139	414,151
Tesco PLC	556,259	3,143,374
Common Stocks - continued
	Shares	Value
United Kingdom - continued
The Weir Group PLC	14,658	$ 461,232
TUI Travel PLC	29,613	136,578
Tullow Oil PLC	62,771	1,132,934
Unilever PLC	88,839	3,618,721
United Utilities Group PLC	47,956	556,746
Vedanta Resources PLC	7,779	148,543
Vodafone Group PLC	3,403,458	9,288,585
Whitbread PLC	12,486	508,932
WM Morrison Supermarkets PLC	158,617	631,432
Xstrata PLC	145,481	2,726,109
TOTAL UNITED KINGDOM		169,711,392
United States of America - 0.0%
Southern Copper Corp.	11,726	461,887
TOTAL COMMON STOCKS (Cost $1,028,499,419)		1,133,611,150
Nonconvertible Preferred Stocks - 1.9%

Brazil - 1.1%
AES Tiete SA (PN) (non-vtg.)	7,300	76,066
Banco Bradesco SA (PN)	94,036	1,728,334
Banco do Estado Rio Grande do Sul SA	12,800	109,594
Bradespar SA (PN)	15,300	237,335
Braskem SA (PN-A)	9,200	69,346
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	10,900	69,187
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)	4,601	216,955
Companhia de Bebidas das Americas (AmBev) (PN)	38,906	1,832,617
Companhia Energetica de Minas Gerais (CEMIG) (PN)	24,475	265,478
Companhia Energetica de Sao Paulo Series A	10,800	107,167
Companhia Paranaense de Energia-Copel (PN-B)	5,400	88,402
Eletropaulo Metropolitana SA (PN-B)	8,100	55,523
Gerdau SA (PN)	42,350	371,534
Itau Unibanco Holding SA	111,300	1,919,881
Itausa-Investimentos Itau SA (PN)	175,098	886,327
Klabin SA (PN) (non-vtg.)	32,000	219,349
Lojas Americanas SA (PN)	26,825	239,375
Marcopolo SA (PN)	13,000	87,805
Metalurgica Gerdau SA (PN)	18,300	204,839
Oi SA (PN)	49,303	199,307
Nonconvertible Preferred Stocks - continued
	Shares	Value
Brazil - continued
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	207,540	$ 1,884,311
Telefonica Brasil SA	14,540	367,196
Usinas Siderurgicas de Minas Gerais SA - Usiminas (PN-A) (non-vtg.)	19,300	100,214
Vale SA (PN-A)	102,000	1,982,273
TOTAL BRAZIL		13,318,415
Chile - 0.0%
Embotelladora Andina SA Class B	10,000	65,776
Sociedad Quimica y Minera de Chile SA (PN-B)	6,131	349,934
TOTAL CHILE		415,710
Colombia - 0.1%
Banco Davivienda SA	5,822	78,702
BanColombia SA (PN)	21,828	383,346
Grupo Aval Acciones Y Val SA	108,033	76,366
Grupo de Inversiones Suramerica	4,706	101,785
Inversiones Argos SA	9,012	115,225
TOTAL COLOMBIA		755,424
France - 0.1%
Air Liquide SA (a)	3,733	477,164
Germany - 0.4%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	3,590	245,724
Henkel AG & Co. KGaA	12,272	1,083,590
Porsche Automobil Holding SE (Germany)	10,585	921,265
ProSiebenSat.1 Media AG	6,037	206,483
RWE AG (non-vtg.)	3,046	107,346
Volkswagen AG	10,032	2,481,147
TOTAL GERMANY		5,045,555
Italy - 0.0%
Telecom Italia SpA (Risparmio Shares)	416,118	355,498
Korea (South) - 0.1%
Hyundai Motor Co.	2,156	137,127
Hyundai Motor Co. Series 2	3,391	232,817
LG Chemical Ltd.	624	55,460
Samsung Electronics Co. Ltd.	1,399	1,090,387
TOTAL KOREA (SOUTH)		1,515,791
Russia - 0.1%
AK Transneft OAO (a)	108	253,601
Nonconvertible Preferred Stocks - continued
	Shares	Value
Russia - continued
Sberbank (Savings Bank of the Russian Federation) (a)	74,675	$ 194,426
Surgutneftegaz JSC (a)	472,517	359,725
TOTAL RUSSIA		807,752
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $21,046,868)		22,691,309
Nonconvertible Bonds - 0.0%
	Principal Amount
India - 0.0%
Dr. Reddy's Laboratories Ltd. 9.25% 3/24/14 (d) (Cost $253)	11,184	1,112
U.S. Government and Government Agency Obligations - 0.3%

U.S. Treasury Obligations - 0.3%
U.S. Treasury Bills, yield at date of purchase 0.11% to 0.15% 2/28/13 to 7/25/13 (g) (Cost $3,298,745)	$ 3,300,000	3,299,105
Money Market Funds - 7.3%
	Shares
Fidelity Cash Central Fund, 0.16% (b)	41,553,795	41,553,795
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	45,248,000	45,248,000
TOTAL MONEY MARKET FUNDS (Cost $86,801,795)		86,801,795
TOTAL INVESTMENT PORTFOLIO - 104.2% (Cost $1,139,647,080)		1,246,404,471
NET OTHER ASSETS (LIABILITIES) - (4.2)%		(49,765,080)
NET ASSETS - 100%		$ 1,196,639,391
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
327 NYSE E-mini MSCI EAFE Index Contracts	March 2013	$ 27,490,890	$ 389,347
174 NYSE E-mini MSCI Emerging Markets Index Contracts	March 2013	9,324,660	(149,254)
21 TME S&P/TSX 60 Index Contracts	March 2013	3,059,254	11,499
TOTAL EQUITY INDEX CONTRACTS		$ 39,874,804	$ 251,592

The face value of futures purchased as a percentage of net assets is 3.3%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Principal amount shown represents units.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $57,735 or 0.0% of net assets.

(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $2,314,199.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 9,826
Fidelity Securities Lending Cash Central Fund	121,434
Total	$ 131,260
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of January 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 109,865,760	$ 90,095,828	$ 19,769,932	$ -
Consumer Staples	119,029,119	93,782,480	25,243,648	2,991
Energy	117,936,700	69,793,435	48,143,265	-
Financials	305,193,751	238,500,835	66,692,916	-
Health Care	84,444,960	42,908,420	41,536,540	-
Industrials	122,452,102	110,565,552	11,886,550	-
Information Technology	71,982,080	47,806,633	24,117,709	57,738
Materials	123,300,827	95,110,722	28,190,105	-
Telecommunication Services	62,644,327	33,705,571	28,938,756	-
Utilities	39,452,833	35,417,633	3,861,191	174,009
Corporate Bonds	1,112	-	1,112	-
U.S. Government and Government Agency Obligations	3,299,105	-	3,299,105	-
Money Market Funds	86,801,795	86,801,795	-	-
Total Investments in Securities:	$ 1,246,404,471	$ 944,488,904	$ 301,680,829	$ 234,738
Derivative Instruments:
Assets
Futures Contracts	$ 400,846	$ 400,846	$ -	$ -
Liabilities
Futures Contracts	$ (149,254)	$ (149,254)	$ -	$ -
Total Derivative Instruments:	$ 251,592	$ 251,592	$ -	$ -
Income Tax Information

At January 31, 2013, the cost of investment securities for income tax purposes was $1,139,653,267. Net unrealized appreciation aggregated $106,751,204, of which $171,428,035 related to appreciated investment securities and $64,676,831 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan ® Emerging Markets Index Fund

January 31, 2013

1.929351.101

EMX-QTLY-0313

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 87.6%
	Shares	Value
Bermuda - 0.7%
Brilliance China Automotive Holdings Ltd. (a)	116,000	$ 155,855
China Foods Ltd.	52,000	44,924
China Resources Gas Group Ltd.	30,000	66,534
CITIC Resources Holdings Ltd. (a)	112,000	17,763
Cosco Pacific Ltd.	64,567	104,734
Credicorp Ltd.	1,113	173,494
Credicorp Ltd. (NY Shares)	1,663	260,642
Kunlun Energy Co. Ltd.	148,000	307,626
Shenzhen International Holdings Ltd.	570,000	75,702
Sinofert Holdings Ltd.	98,000	24,388
TOTAL BERMUDA		1,231,662
Brazil - 7.4%
AES Tiete SA	2,600	24,324
All America Latina Logistica SA	32,100	139,758
Amil Participacoes SA	6,800	106,609
Banco do Brasil SA	53,000	649,409
Banco Santander SA (Brasil) unit	35,300	259,696
BM&F Bovespa SA	91,900	643,325
BR Malls Participacoes SA	20,800	269,277
Brasil Foods SA	40,500	889,582
BTG Pactual Participations Ltd. unit	4,500	77,397
CCR SA	61,400	633,625
Centrais Eletricas Brasileiras SA (Electrobras)	25,300	90,459
Cetip SA - Mercados Organizado	11,803	148,475
Cia.Hering SA	7,600	144,569
Cielo SA	12,120	342,782
Companhia de Bebidas das Americas (AmBev)	9,200	415,937
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	5,300	238,738
Companhia Energetica de Minas Gerais (CEMIG)	3,350	36,219
Companhia Siderurgica Nacional SA (CSN)	50,800	274,236
Cosan SA Industria e Comercio	7,500	177,016
CPFL Energia SA	13,400	136,601
Cyrela Brazil Realty SA	14,500	127,790
Duratex SA	12,700	88,266
Ecorodovias Infraestrutura e Logistica SA	7,800	69,016
Embraer SA	34,300	283,343
Energias do Brasil SA	11,100	67,948
Fibria Celulose SA (a)	10,400	127,431
Gerdau SA	8,000	61,707
Hypermarcas SA (a)	21,800	188,294
Common Stocks - continued
	Shares	Value
Brazil - continued
Itau Unibanco Holding SA	9,900	$ 166,595
JBS SA (a)	41,300	158,244
Light SA	3,800	39,081
Localiza Rent A Car SA	7,000	128,656
Lojas Americanas SA	8,546	72,656
Lojas Renner SA	5,700	228,160
MMX Mineracao e Metalicos SA (a)	18,000	30,643
MPX Mineracao e Energia SA (a)	8,100	40,147
MRV Engenharia e Participacoes SA	16,800	96,176
Multiplan Empreendimentos Imobiliarios SA	3,800	109,820
Natura Cosmeticos SA	9,900	266,970
OGX Petroleo e Gas Participacoes SA (a)	60,100	123,740
Oi SA	13,300	67,791
OSX Brasil SA (a)	4,100	18,530
PDG Realty SA Empreendimentos e Participacoes	62,300	98,862
Petroleo Brasileiro SA - Petrobras (ON)	172,600	1,580,083
Porto Seguro SA	6,100	73,212
Souza Cruz SA	21,200	350,787
Sul America SA unit	6,659	62,265
TIM Participacoes SA	44,900	198,418
Tractebel Energia SA	12,100	215,040
Ultrapar Participacoes SA	18,900	456,235
Usinas Siderurgicas de Minas Gerais SA - Usiminas	9,400	52,633
Vale SA	75,600	1,528,438
Weg SA	11,400	144,607
TOTAL BRAZIL		13,019,618
Cayman Islands - 0.5%
China Resources Cement Holdings Ltd.	90,000	57,676
China Resources Land Ltd.	108,000	328,648
China State Construction International Holdings Ltd.	72,000	94,510
MStar Semiconductor, Inc.	19,000	144,446
TPK Holding Co. Ltd.	10,775	185,361
TOTAL CAYMAN ISLANDS		810,641
Chile - 2.2%
AES Gener SA	112,698	77,475
Banco de Chile	1,641,874	273,437
Banco de Chile (a)	54,482	8,344
Banco de Credito e Inversiones	1,955	152,609
Banco Santander Chile	3,489,250	266,080
CAP SA	5,209	192,798
Common Stocks - continued
	Shares	Value
Chile - continued
Cencosud SA	46,457	$ 289,210
Colbun SA (a)	328,428	103,762
Compania Cervecerias Unidas SA	5,891	94,620
Compania de Petroleos de Chile SA (COPEC)	24,129	373,736
CorpBanca SA	6,824,013	97,734
CorpBanca SA rights 2/14/13 (a)	771,122	836
Empresa Nacional de Electricidad SA	184,511	318,284
Empresa Nacional de Electricidad SA sponsored ADR	203	10,477
Empresa Nacional de Telecomunicaciones SA (ENTEL)	4,410	95,910
Empresas CMPC SA	76,675	297,720
Enersis SA	591,759	233,540
Enersis SA sponsored ADR	300	5,895
LATAM Airlines Group SA	16,395	403,561
LATAM Airlines Group SA sponsored ADR	189	4,629
SACI Falabella	33,332	388,265
Sociedad Matriz Banco de Chile:
rights 2/15/13 (a)	22,839	396
Class B	255,076	103,373
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	168	9,549
TOTAL CHILE		3,802,240
China - 12.5%
Agricultural Bank of China Ltd. (H Shares)	1,070,000	582,227
Air China Ltd. (H Shares)	106,000	90,755
Aluminum Corp. of China Ltd. (H Shares) (a)	184,000	88,380
Angang Steel Co. Ltd. (H Shares) (a)	50,000	37,006
Anhui Conch Cement Co. Ltd. (H Shares)	60,500	237,541
Anhui Expressway Co. Ltd. (H Shares)	20,000	12,636
Anhui Gujing Distillery Co. Ltd. (B Shares)	5,800	19,983
Bank Communications Co. Ltd. (H Shares)	488,000	414,039
Bank of China Ltd. (H Shares)	3,880,000	1,911,133
BBMG Corp. (H Shares)	54,500	50,878
Beijing Capital International Airport Co. Ltd. (H Shares)	80,000	66,637
Beijing North Star Co. Ltd. (H Shares)	26,000	7,376
Bengang Steel Plates Co. Ltd. (B Shares)	16,200	6,434
BOE Technology Group Co. Ltd. (B Shares) (a)	66,300	15,046
BYD Co. Ltd. (H Shares) (a)	27,500	92,017
Changsha Zoomlion Heavy Industry Science & Technology Development Co. Ltd. (H Shares)	66,200	89,969
China BlueChemical Ltd. (H Shares)	86,000	61,766
China CITIC Bank Corp. Ltd. (H Shares)	519,000	354,013
China Coal Energy Co. Ltd. (H Shares)	191,000	213,032
Common Stocks - continued
	Shares	Value
China - continued
China Communications Construction Co. Ltd. (H Shares)	206,000	$ 209,044
China Communications Services Corp. Ltd. (H Shares)	96,000	58,426
China Construction Bank Corp. (H Shares)	3,346,000	2,886,342
China Cosco Holdings Co. Ltd. (H Shares) (a)	120,000	62,357
China Eastern Airlines Corp. Ltd. (H Shares) (a)	82,000	37,358
China International Marine Containers (Group) Ltd. (H Shares) (a)	66,600	141,695
China Life Insurance Co. Ltd. (H Shares)	345,000	1,151,415
China Longyuan Power Grid Corp. Ltd. (H Shares)	70,000	58,669
China Merchants Bank Co. Ltd. (H Shares)	181,500	434,829
China Merchants Property Development Co. Ltd. (B Shares)	6,900	25,490
China Minsheng Banking Corp. Ltd. (H Shares)	268,000	384,960
China Molybdenum Co. Ltd. (H Shares)	61,000	33,900
China National Building Materials Co. Ltd. (H Shares)	126,000	201,135
China National Materials Co. Ltd. (H Shares)	68,000	21,394
China Oilfield Services Ltd. (H Shares)	72,000	155,969
China Pacific Insurance Group Co. Ltd. (H Shares)	128,800	503,216
China Petroleum & Chemical Corp. (H Shares)	778,000	943,942
China Railway Construction Corp. Ltd. (H Shares)	96,000	103,732
China Railway Group Ltd. (H Shares)	195,000	111,135
China Shenhua Energy Co. Ltd. (H Shares)	157,500	677,286
China Shipping Container Lines Co. Ltd. (H Shares) (a)	174,000	53,398
China Shipping Development Co. Ltd. (H Shares)	60,000	33,035
China Southern Airlines Ltd. (H Shares)	98,000	58,885
China Telecom Corp. Ltd. (H Shares)	752,000	409,576
China Vanke Co. Ltd. (B Shares)	61,500	134,096
Chongqing Changan Automobile Co. Ltd. (B Shares)	42,700	42,010
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)	130,000	77,275
CITIC Securities Co. Ltd. (H Shares)	41,000	109,433
CSG Holding Co. Ltd. (B Shares)	43,200	40,440
CSR Corp. Ltd. (H Shares)	93,000	76,627
Datang International Power Generation Co. Ltd. (H Shares)	154,000	67,713
Dazhong Transport Group Co. Ltd. (B Shares)	31,700	19,464
Dongfang Electric Corp. Ltd. (H Shares)	16,200	31,375
Dongfeng Motor Group Co. Ltd. (H Shares)	120,000	195,889
Double Coin Holdings Ltd. (B Shares)	19,000	14,630
Foshan Electrical and Lighting Co. Ltd. (B Shares)	7,300	5,638
Great Wall Motor Co. Ltd. (H Shares)	48,000	195,270
Guangdong Electric Power Development Co. Ltd.	33,400	25,280
Guangdong Provincial Expressway Development Co. Ltd. (B Shares)	14,900	5,994
Guangshen Railway Co. Ltd. (H Shares)	56,000	24,262
Common Stocks - continued
	Shares	Value
China - continued
Guangzhou Automobile Group Co. Ltd. (H Shares)	102,000	$ 85,357
Guangzhou Pharmaceutical Ltd. (H Shares)	10,000	23,184
Guangzhou R&F Properties Co. Ltd. (H Shares)	44,800	81,335
Guangzhou Shipyard International Ltd. (H Shares) (a)	8,000	6,705
Hainan Airlines Co. Ltd. (B Shares)	2,600	1,875
Haitong Securities Co. Ltd. (H Shares) (a)	52,000	88,774
Harbin Power Equipment Co. Ltd. (H Shares)	24,000	21,724
Huadian Energy Co. Ltd. (B Shares) (a)	19,200	5,683
Huadian Power International Corp. Ltd. (H Shares) (a)	66,000	27,913
Huaneng Power International, Inc. (H Shares)	164,000	169,041
Industrial & Commercial Bank of China Ltd. (H Shares)	3,020,000	2,274,132
Inner Mongolia Eerduosi Resourses Co. Ltd. (B Shares)	21,400	23,305
Inner Mongolia Yitai Coal Co. Ltd.:
(B Shares)	31,781	185,220
(H Shares) (a)	9,500	53,347
Jiangling Motors Corp. Ltd. (B Shares)	3,500	9,152
Jiangsu Expressway Co. Ltd. (H Shares)	52,000	53,640
Jiangxi Copper Co. Ltd. (H Shares)	64,000	173,711
Jinzhou Port Co. Ltd. (B Shares) (a)	11,000	4,521
Lianhua Supermarket Holdings Ltd. (H Shares)	21,000	20,552
Maanshan Iron & Steel Ltd. (H Shares) (a)	84,000	26,103
Metallurgical Corp. China Ltd. (H Shares) (a)	137,000	28,794
New China Life Insurance Co. Ltd. (H Shares)	19,100	74,746
People's Insurance Co. of China Group	173,000	102,835
PetroChina Co. Ltd. (H Shares)	978,000	1,386,873
PICC Property & Casualty Co. Ltd. (H Shares)	170,008	258,671
Ping An Insurance Group Co. China Ltd. (H Shares)	109,000	977,506
Shandong Chenming Paper Holdings Ltd.:
(B Shares)	34,500	16,059
(H Shares)	11,500	4,537
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	84,000	81,017
Shanghai Chlor Alkali Co. Ltd. (B Shares) (a)	12,600	6,880
Shanghai Electric Group Co. Ltd. (H Shares)	126,000	52,152
Shanghai Friendship Group, Inc. (B Shares)	4,900	6,850
Shanghai Haixin Group Co. Ltd. (B Shares) (a)	11,000	4,950
Shanghai Jin Jiang International Hotels (Group) Co. Ltd. (B Shares)	9,000	14,643
Shanghai Jin Jiang International Industrial Investment Co. Ltd. (B Shares)	6,540	5,507
Shanghai Jinqiao Export Processing Zone Development Co. Ltd. (B Shares)	8,600	9,039
Shanghai Lujiazui Finance Trust Ltd. (B Shares)	26,100	38,759
Shanghai Pharma Holding Co. Ltd. (H Shares)	26,400	52,831
Common Stocks - continued
	Shares	Value
China - continued
Shanghai Shangling Electric Appliances Co. Ltd. (B Shares)	7,100	$ 8,435
Shanghai Waigaoqiao Free Trade Zone Development Co. Ltd. (B Shares)	7,417	6,883
Shanghai Zhenhua Port Machinery Co. Ltd. (B Shares) (a)	86,700	35,547
Shenzhen Chiwan Wharf Holding Ltd. (B Shares)	4,800	8,764
Shenzhen Expressway Co. (H Shares)	24,000	10,058
Sichuan Expressway Co. Ltd. (H Shares)	26,000	9,421
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)	110,000	40,849
Sinopec Yizheng Chemical Fibre Co. Ltd. (H Shares)	68,000	16,922
Sinopharm Group Co. Ltd. (H Shares)	33,200	101,671
Sinotrans Ltd. (H Shares)	61,000	11,090
Tianjin Capital Environmental Protection Co. Ltd. (H Shares)	14,000	4,332
Travelsky Technology Ltd. (H Shares)	56,000	34,588
Tsingtao Brewery Co. Ltd. (H Shares)	22,000	127,086
Weichai Power Co. Ltd. (H Shares)	22,800	94,076
Weifu High-Technology Co. Ltd. (B Shares)	4,200	16,344
Weiqiao Textile Co. Ltd. (H Shares)	22,500	11,257
Wumart Stores, Inc. (H Shares)	30,000	59,726
Xinjiang Goldwind Science & Technology Co. Ltd. (H Shares)	39,800	18,629
Yantai Changyu Pioneer Wine Co. (B Shares)	10,920	67,460
Yanzhou Coal Mining Co. Ltd. (H Shares)	90,000	153,356
Zhaojin Mining Industry Co. Ltd. (H Shares)	40,500	60,995
Zhejiang Expressway Co. Ltd. (H Shares)	82,000	72,850
Zhejiang Southeast Electric Power Co. Ltd. (B Shares)	24,900	14,293
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	25,000	80,105
Zijin Mining Group Co. Ltd. (H Shares)	280,000	107,951
ZTE Corp. (H Shares)	29,200	56,477
TOTAL CHINA		21,860,540
Colombia - 0.8%
Almacenes Exito SA	10,359	193,712
BanColombia SA sponsored ADR	76	5,283
Cementos Argos SA	15,980	98,468
Corp. Financiera Colombiana SA	4,262	84,020
Corp. Financiera Colombiana SA (RFD) (a)	71	1,360
Ecopetrol SA	209,636	667,138
Grupo de Inversiones Suramerica	10,899	231,435
Interconexion Electrica SA ESP	15,468	87,036
Isagen SA	38,200	52,715
TOTAL COLOMBIA		1,421,167
Czech Republic - 0.3%
Ceske Energeticke Zavody A/S	9,910	320,946
Common Stocks - continued
	Shares	Value
Czech Republic - continued
Komercni Banka A/S	706	$ 142,619
Telefonica Czech Rep A/S	6,013	103,970
TOTAL CZECH REPUBLIC		567,535
Egypt - 0.4%
Alexandria Mineral Oils Co.	966	9,911
Commercial International Bank Ltd.	26,347	140,382
Commercial International Bank Ltd. sponsored GDR	1,510	7,777
EFG-Hermes Holding SAE (a)	23,102	37,636
Egyptian Kuwaiti Holding	40,326	50,811
El Ezz Steel Rebars SAE	19,233	29,214
Elsewedy Electric Co.	2,725	9,130
National Societe Generale Bank	6,238	33,841
Orascom Construction Industries SAE (a)	4,628	180,566
Orascom Construction Industries SAE GDR (a)	209	7,838
Orascom Telecom Holding SAE (a)	124,535	82,341
Orascom Telecom Media & Technology Holding SAE	108,153	9,180
Sidi Kerir Petrochemcials Co.	6,102	12,022
Talaat Moustafa Group Holding (a)	73,921	47,114
Telecom Egypt SAE	16,756	36,405
TOTAL EGYPT		694,168
Hong Kong - 4.6%
Beijing Enterprises Holdings Ltd.	26,500	190,838
China Agri-Industries Holdings Ltd.	97,630	59,544
China Everbright Ltd.	40,000	75,406
China Insurance International Holdings Co. Ltd. (a)	39,600	83,638
China Merchant Holdings International Co. Ltd.	58,847	208,667
China Mobile Ltd.	265,500	2,903,031
China Mobile Ltd. sponsored ADR	2,600	142,220
China Overseas Land and Investment Ltd.	190,000	589,202
China Resources Enterprise Ltd.	56,000	200,738
China Resources Power Holdings Co. Ltd.	88,000	243,392
China Unicom Ltd.	330,000	528,070
CITIC Pacific Ltd.	51,000	82,069
CNOOC Ltd.	789,000	1,623,671
CNOOC Ltd. sponsored ADR	400	82,132
Far East Horizon Ltd.	61,000	46,406
Franshion Properties China Ltd.	168,000	61,738
Guangdong Investment Ltd.	86,000	71,413
Lenovo Group Ltd.	358,000	372,522
Poly (Hong Kong) Investments Ltd. (a)	83,000	63,678
Common Stocks - continued
	Shares	Value
Hong Kong - continued
Shanghai Industrial Holdings Ltd.	25,000	$ 88,809
Shenzhen Investment Ltd.	125,586	57,810
Sino-Ocean Land Holdings Ltd.	203,222	162,202
Sinotruk Hong Kong Ltd.	38,500	25,765
Yuexiu Property Co. Ltd.	322,000	115,009
TOTAL HONG KONG		8,077,970
Hungary - 0.4%
Magyar Telekom PLC	19,453	36,750
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	3,634	313,150
OTP Bank PLC	12,989	279,326
Richter Gedeon PLC	647	111,612
TOTAL HUNGARY		740,838
India - 8.6%
ABB Ltd. India	923	11,246
ACC Ltd.	2,100	52,154
Adani Enterprises Ltd. (a)	12,290	57,684
Adani Power Ltd. (a)	18,448	21,123
Aditya Birla Nuvo Ltd.	1,133	24,153
Ambuja Cements Ltd.	28,554	109,285
Ashok Leyland Ltd.	42,573	19,538
Asian Paints India Ltd.	1,337	112,962
Axis Bank Ltd.	14,867	420,029
Bajaj Auto Ltd.	3,227	122,790
Bajaj Holdings & Investment Ltd.	3,913	71,198
Bank of Baroda	3,865	62,954
Bank of India	5,449	36,105
Bharat Electronics Ltd.	1,025	24,501
Bharat Forge Ltd.	4,960	21,390
Bharat Heavy Electricals Ltd.	27,373	117,045
Bharat Petroleum Corp. Ltd.	8,086	62,297
Bharti Airtel Ltd. (a)	70,412	448,839
Bharti Infratel Ltd.	8,286	31,768
Cadila Healthcare Ltd.	2,290	37,216
Cairn India Ltd.	21,247	128,938
Canara Bank (a)	4,171	37,666
Castrol India Ltd.	3,546	20,191
Cipla Ltd.	14,944	114,180
Coal India Ltd.	29,358	194,719
Colgate-Palmolive (India)	3,162	80,132
Container Corp. of India Ltd.	1,646	28,879
Common Stocks - continued
	Shares	Value
India - continued
Corporation Bank Ltd.	1,500	$ 12,859
Crompton Greaves Ltd.	7,074	14,201
Cummins India Ltd.	6,447	59,272
Dabur India Ltd.	24,640	61,375
Divi's Laboratories Ltd.	1,844	36,350
DLF Ltd.	23,776	123,890
Dr. Reddy's Laboratories Ltd.	3,876	139,285
Essar Oil Ltd. (a)	6,300	10,164
Exide Industries Ltd. (a)	19,744	45,510
GAIL India Ltd.	14,237	91,462
GlaxoSmithKline Pharmaceuticals Ltd.	961	36,957
Glenmark Pharmaceuticals Ltd. (a)	4,989	47,057
GMR Infrastructure Ltd. (a)	52,429	18,551
Godrej Industries Ltd.	3,985	22,758
Grasim Industries Ltd. (a)	1,036	60,324
Great Eastern Shipping Co. Ltd.	5,278	24,258
HCL Technologies Ltd.	9,644	124,544
HDFC Bank Ltd.	53,610	647,759
Hero Motocorp Ltd.	3,722	127,299
Hindalco Industries Ltd.	66,833	145,772
Hindustan Petroleum Corp. Ltd.	7,939	48,975
Hindustan Unilever Ltd.	40,054	356,332
Hindustan Zinc Ltd. (a)	11,963	28,844
Housing Development Finance Corp. Ltd. (a)	52,884	780,777
ICICI Bank Ltd.	26,206	584,288
IDBI Bank Ltd.	10,759	21,730
Idea Cellular Ltd. (a)	36,887	78,205
Indiabulls Financial Services Ltd.	10,818	66,299
Indian Oil Corp. Ltd. (a)	10,201	62,671
Infosys Ltd.	26,507	1,389,932
Infrastructure Development Finance Co. Ltd.	51,992	165,613
ITC Ltd.	87,344	504,390
Jaiprakash Associates Ltd.	44,415	72,490
Jindal Steel & Power Ltd. (a)	17,382	137,098
JSW Energy Ltd.	14,262	19,047
JSW Steel Ltd. (a)	5,103	84,531
Kotak Mahindra Bank Ltd.	12,113	154,689
Larsen & Toubro Ltd.	6,822	197,438
Lupin Ltd. (a)	6,841	77,598
Mahindra & Mahindra Ltd.	13,985	233,433
Mangalore Refinery & Petrochemicals Ltd.	8,733	10,491
Maruti Suzuki India Ltd.	4,034	119,759
Common Stocks - continued
	Shares	Value
India - continued
Mphasis BFL Ltd.	4,163	$ 29,143
Mundra Port and SEZ Ltd.	18,784	53,082
Nestle India Ltd.	1,346	119,897
NHPC Ltd.	81,142	44,169
NTPC Ltd.	76,839	226,587
Oil & Natural Gas Corp. Ltd.	95,361	608,055
Oil India Ltd.	3,697	37,473
Oracle Finance Services Software Ltd. (a)	780	46,757
Oriental Bank of Commerce	2,372	14,900
Piramal Enterprises Ltd.	3,941	41,933
Power Finance Corp. Ltd.	14,787	58,593
Power Grid Corp. of India Ltd.	51,829	107,209
Punjab National Bank	3,212	56,394
Ranbaxy Laboratories Ltd. (a)	5,884	49,441
Reliance Capital Ltd.	5,624	50,154
Reliance Communication Ltd. (a)	28,806	44,716
Reliance Industries Ltd.	73,631	1,225,433
Reliance Infrastructure Ltd. (a)	6,063	58,667
Reliance Power Ltd. (a)	26,405	45,722
Rural Electrification Corp. Ltd.	16,101	72,972
Satyam Computer Services Ltd. (a)	32,824	73,781
Sesa Goa Ltd.	18,341	64,224
Shriram Transport Finance Co. Ltd.	2,106	31,221
Siemens India Ltd.	4,020	49,534
State Bank of India	6,240	285,558
Steel Authority of India Ltd.	29,101	47,304
Sterlite Industries (India) Ltd.	37,645	80,192
Sun Pharmaceutical Industries Ltd.	14,419	194,328
Sun TV Ltd.	1,780	15,774
Suzlon Energy Ltd. (a)	36,397	16,772
Tata Chemicals Ltd. (a)	9,032	60,668
Tata Communications Ltd. (a)	3,618	15,807
Tata Consultancy Services Ltd.	13,634	343,991
Tata Motors Ltd.	43,730	242,909
Tata Power Co. Ltd.	38,918	73,855
Tata Steel Ltd.	10,902	82,857
Titan Industries Ltd. (a)	30,973	162,408
Torrent Power Ltd.	4,760	15,037
Ultratech Cemco Ltd.	5,082	181,488
Union Bank of India	10,272	49,176
Unitech Ltd. (a)	91,245	63,114
United Spirits Ltd. (a)	2,968	100,525
Common Stocks - continued
	Shares	Value
India - continued
Wipro Ltd.	22,867	$ 176,654
Zee Entertainment Enterprises Ltd. (a)	21,785	94,092
TOTAL INDIA		15,025,825
Indonesia - 3.0%
PT Adaro Energy Tbk	594,500	101,152
PT Aneka Tambang Tbk	181,000	25,384
PT Astra Agro Lestari Tbk	22,000	42,763
PT Astra International Tbk	1,398,000	1,059,579
PT Bank Central Asia Tbk	568,500	565,713
PT Bank Danamon Indonesia Tbk Series A	89,500	56,298
PT Bank Mandiri (Persero) Tbk	433,000	404,087
PT Bank Negara Indonesia (Persero) Tbk	258,500	104,626
PT Bank Rakyat Indonesia Tbk	567,500	465,234
PT Bumi Resources Tbk	966,000	67,737
PT Charoen Pokphand Indonesia Tbk	381,000	152,242
PT Gudang Garam Tbk	26,500	141,688
PT Indo Tambangraya Megah Tbk	15,500	66,251
PT Indocement Tunggal Prakarsa Tbk	51,000	114,385
PT Indofood Sukses Makmur Tbk	163,000	101,691
PT Indofood Sukses Makmur Tbk	54,000	44,547
PT Indosat Tbk	101,000	70,822
PT International Nickel Indonesia Tbk	93,000	26,373
PT Jasa Marga Tbk	87,500	49,626
PT Kalbe Farma Tbk	1,765,000	198,385
PT Perusahaan Gas Negara Tbk Series B	449,000	216,455
PT Semen Gresik (Persero) Tbk	137,500	223,317
PT Tambang Batubbara Bukit Asam Tbk	43,000	68,729
PT Telkomunikasi Indonesia Tbk Series B	467,500	470,278
PT Unilever Indonesia Tbk	71,000	161,438
PT United Tractors Tbk	129,000	262,721
TOTAL INDONESIA		5,261,521
Luxembourg - 0.1%
Brait SA	23,620	84,499
Malaysia - 4.3%
AirAsia Bhd	96,500	86,344
AMMB Holdings Bhd	105,100	215,139
Astro Malaysia Holdings Bhd	72,600	65,193
Axiata Group Bhd	293,700	595,529
Berjaya Sports Toto Bhd	47,182	66,058
British American Tobacco (Malaysia) Bhd	6,600	121,931
Common Stocks - continued
	Shares	Value
Malaysia - continued
Bumi Armada Bhd	40,600	$ 49,264
Bumiputra-Commerce Holdings Bhd	258,700	600,331
DiGi.com Bhd	270,400	428,184
Felda Global Ventures Holdings Bhd	51,000	75,179
Gamuda Bhd	96,100	115,060
Genting Bhd	128,700	393,515
Genting Malaysia Bhd	137,800	162,770
Hong Leong Bank Bhd	26,300	120,538
IHH Healthcare Bhd	111,400	117,961
IJM Corp. Bhd	64,000	103,817
IOI Corp. Bhd	223,300	357,194
Kuala Lumpur Kepong Bhd	24,800	173,209
Lafarge Malayan Cement Bhd	19,600	58,668
Malayan Banking Bhd	283,196	809,392
Malaysia Marine and Heavy Engineering Sdn Bhd	22,500	30,488
Malaysian Plantations Bhd	54,400	74,763
Maxis Bhd	104,300	213,837
MMC Corp. Bhd	56,700	44,528
Parkson Holdings Bhd	25,800	40,108
Petronas Chemicals Group Bhd	148,600	284,574
Petronas Dagangan Bhd	13,800	101,179
Petronas Gas Bhd	36,600	218,634
PPB Group Bhd	27,600	110,684
Public Bank Bhd (For. Reg.)	49,100	245,263
RHB Capital Bhd	34,760	86,592
Sime Darby Bhd	208,700	624,689
SP Setia Bhd	28,000	28,207
Telekom Malaysia Bhd	49,500	88,421
Tenaga Nasional Bhd	64,300	144,866
UEM Land Holdings Bhd (a)	60,300	42,697
UMW Holdings Bhd	40,200	157,074
YTL Corp. Bhd	244,886	130,049
YTL Power International Bhd	136,000	66,534
TOTAL MALAYSIA		7,448,463
Mexico - 6.0%
Alfa SA de CV Series A	120,400	289,102
America Movil S.A.B. de CV Series L	1,816,100	2,281,088
CEMEX SA de CV unit	506,704	552,749
Coca-Cola FEMSA SAB de CV Series L	21,100	333,893
Embotelladoras Arca SAB de CC	37,300	284,445
Fomento Economico Mexicano SAB de CV unit	100,200	1,081,942
Common Stocks - continued
	Shares	Value
Mexico - continued
Grupo Bimbo SAB de CV Series A	109,200	$ 282,392
Grupo Carso SA de CV Series A1	32,000	155,362
Grupo Elektra SA de CV	3,320	154,842
Grupo Financiero Banorte S.A.B. de CV Series O	107,900	743,995
Grupo Financiero Inbursa SAB de CV Series O	92,700	259,772
Grupo Financiero Santander Mexico SAB de CV	77,100	238,069
Grupo Mexico SA de CV Series B	181,007	674,509
Grupo Modelo SAB de CV Series C	29,400	250,168
Grupo Televisa SA de CV	132,400	741,838
Industrias Penoles SA de CV	7,375	362,248
Kimberly-Clark de Mexico SA de CV Series A	57,100	159,831
Mexichem SAB de CV	71,827	406,289
Minera Frisco SAB de CV (a)	35,500	152,335
Organizacion Soriana Sab de CV Series B	16,600	64,274
Wal-Mart de Mexico SA de CV Series V	329,300	1,067,572
TOTAL MEXICO		10,536,715
Morocco - 0.0%
Douja Promotion Groupe Addoha SA	5,178	38,244
Managem	133	24,317
TOTAL MOROCCO		62,561
Pakistan - 0.1%
Fauji Fertilizer Co. Ltd.	30,265	36,720
MCB Bank Ltd.	32,001	69,697
National Bank of Pakistan	18,837	10,023
Oil & Gas Development Co. Ltd.	29,617	58,813
Pakistan Petroleum Ltd.	15,161	27,777
TOTAL PAKISTAN		203,030
Peru - 0.2%
Compania de Minas Buenaventura SA	2,874	83,679
Compania de Minas Buenaventura SA sponsored ADR	6,688	197,898
Volcan Compania Minera Saa Class B	94,302	97,057
TOTAL PERU		378,634
Philippines - 1.1%
Aboitiz Equity Ventures, Inc.	102,130	139,359
Aboitiz Power Corp.	102,200	95,648
Alliance Global Group, Inc.	189,500	88,070
Ayala Corp.	8,240	114,967
Ayala Land, Inc.	254,500	181,295
Bank of the Philippine Islands (BPI)	66,380	163,056
Common Stocks - continued
	Shares	Value
Philippines - continued
BDO Unibank, Inc.	66,402	$ 125,431
DMCI Holdings, Inc.	49,090	66,322
Globe Telecom, Inc.	1,855	48,938
Jollibee Food Corp.	19,210	51,765
Metropolitan Bank & Trust Co.	39,140	101,335
Philippine Long Distance Telephone Co.	1,995	137,304
PNOC Energy Development Corp.	522,300	91,733
San Miguel Corp.	32,070	88,230
SM Investments Corp.	8,650	202,280
SM Prime Holdings, Inc.	320,900	138,261
TOTAL PHILIPPINES		1,833,994
Poland - 1.5%
Bank Handlowy w Warszawie SA	1,809	56,005
Bank Polska Kasa Opieki SA	4,829	237,763
BRE Bank SA (a)	581	60,803
ENEA SA	6,241	30,850
Getin Noble Bank SA	49,975	31,525
ING Bank Slaski SA (a)	1,811	51,848
Jastrzebska Spolka Weglowa SA	2,177	66,200
KGHM Polska Miedz SA (Bearer)	6,944	424,341
Polish Oil & Gas Co. (a)	81,822	145,581
Polska Grupa Energetyczna SA	33,853	186,831
Polski Koncern Naftowy Orlen SA (a)	14,864	235,616
Powszechna Kasa Oszczednosci Bank SA	28,976	324,611
Powszechny Zaklad Ubezpieczen SA	2,998	395,214
Synthos SA	24,557	41,707
Tauron Polska Energia SA	61,239	93,507
Telekomunikacja Polska SA	30,996	120,326
TVN SA	7,911	24,850
TOTAL POLAND		2,527,578
Russia - 6.6%
Aeroflot - Russian Airlines (a)	14,310	25,524
E.ON Russia JSC (a)	868,076	79,438
Federal Grid Co. of Unified Energy System (a)	12,211,080	87,991
Federal Grid Co. of Unified Energy System rights (a)	46,168	0
Gazprom OAO sponsored ADR (Reg. S)	219,583	2,068,472
Inter Rao Ues JSC (a)	88,974,404	72,968
Interregional Distribution Grid Companies Holding JSC (a)	907,841	66,246
LSR Group OJSC GDR (Reg. S)	9,543	47,858
Lukoil Oil Co. sponsored ADR (United Kingdom)	29,758	2,008,665
Common Stocks - continued
	Shares	Value
Russia - continued
Magnit OJSC GDR (Reg. S)	16,438	$ 730,833
Magnitogorsk Iron & Steel Works OJSC unit	5,263	23,841
Megafon OJSC GDR	4,948	133,645
Mobile TeleSystems OJSC sponsored ADR	23,618	464,330
Mosenergo AO (a)	444,817	22,940
NOMOS-BANK OJSC GDR (Reg. S) (a)	2,575	35,767
Norilsk Nickel OJSC ADR	22,047	438,515
NOVATEK OAO GDR (Reg. S)	4,198	491,586
Novolipetsk Steel OJSC GDR (Reg. S)	3,320	70,384
Pharmstandard OJSC unit (a)	3,506	68,122
PIK Group GDR (Reg. S) unit (a)	2,340	5,066
Raspadskaya OAO (a)	10,877	23,702
Rosneft Oil Co. OJSC GDR (Reg. S)	62,240	547,712
Rostelecom sponsored ADR	11,451	277,687
RusHydro JSC:
ADR rights (a)	10,601	0
sponsored ADR	53,922	132,055
Sberbank (Savings Bank of the Russian Federation) (a)	39,030	142,246
Sberbank (Savings Bank of the Russian Federation) sponsored ADR	114,957	1,695,616
Severstal JSC GDR (Reg. S)	7,735	96,301
Sistema JSFC sponsored GDR	6,711	147,642
Surgutneftegaz JSC sponsored ADR	33,161	343,880
Tatneft OAO sponsored ADR	12,511	577,633
TGK-1 OAO (a)	38,530,033	10,114
TMK OAO GDR (Reg. S)	3,023	45,950
Uralkali OJSC GDR (Reg. S)	10,922	416,565
VTB Bank JSC unit	60,842	222,378
TOTAL RUSSIA		11,621,672
South Africa - 9.3%
Absa Group Ltd.	16,681	319,822
Adcock Ingram Holdings Ltd.	8,250	52,940
Aeci Ltd.	6,030	57,462
African Bank Investments Ltd.	37,431	129,095
African Rainbow Minerals Ltd.	4,022	90,602
Allied Technologies Ltd.	1,705	7,758
Anglo Platinum Ltd.	3,758	184,015
AngloGold Ashanti Ltd.	17,694	494,598
ArcelorMittal South Africa Ltd. (a)	10,394	40,728
Aspen Pharmacare Holdings Ltd.	15,792	291,002
Assore Ltd.	1,936	96,314
Common Stocks - continued
	Shares	Value
South Africa - continued
Aveng Ltd.	18,213	$ 63,629
AVI Ltd.	15,955	97,568
Barloworld Ltd.	10,733	100,791
Bidvest Group Ltd.	15,189	363,129
Capital Property Fund	74,931	88,125
Capitec Bank Holdings Ltd.	2,140	45,934
Clicks Group Ltd.	12,785	85,758
Coronation Fund Managers Ltd.	10,965	53,912
DataTec Ltd.	8,824	46,069
Discovery Holdings Ltd.	13,672	101,245
Exxaro Resources Ltd.	6,594	129,758
FirstRand Ltd.	195,351	704,316
Foschini Ltd.	11,166	146,189
Fountainhead Property Trust	54,358	51,654
Gold Fields Ltd.	33,870	392,527
Grindrod Ltd.	21,050	39,041
Growthpoint Properties Ltd.	81,950	230,781
Harmony Gold Mining Co. Ltd.	20,225	130,336
Hyprop Investments Ltd.	8,473	67,775
Illovo Sugar Ltd.	10,755	36,552
Impala Platinum Holdings Ltd.	29,276	531,488
Imperial Holdings Ltd.	9,863	214,903
Investec Ltd.	13,145	94,918
JD Group Ltd.	5,268	24,182
JSE Ltd.	4,095	31,405
Kumba Iron Ore Ltd.	4,462	300,385
Lewis Group Ltd.	4,305	32,159
Liberty Holdings Ltd.	6,650	85,867
Life Healthcare Group Holdings Ltd.	48,199	169,519
Massmart Holdings Ltd.	5,019	102,675
Mediclinic International Ltd.	18,976	120,157
MMI Holdings Ltd.	54,883	142,654
Mondi Ltd.	5,543	66,008
Mr Price Group Ltd.	11,558	159,319
MTN Group Ltd.	87,371	1,710,313
Murray & Roberts Holdings Ltd. (a)	20,832	59,271
Nampak Ltd.	32,197	112,987
Naspers Ltd. Class N	19,045	1,232,407
Nedbank Group Ltd.	11,734	255,487
Netcare Ltd.	66,922	146,638
Northam Platinum Ltd.	13,262	54,650
Palabora Mining Co. Ltd.	376	4,351
Common Stocks - continued
	Shares	Value
South Africa - continued
Pick 'n Pay Holdings Ltd.	9,960	$ 21,802
Pick 'n Pay Stores Ltd.	11,238	57,177
Pretoria Portland Cement Co. Ltd.	28,095	102,864
Remgro Ltd.	22,397	408,907
Reunert Ltd.	9,334	77,845
RMB Holdings Ltd.	49,173	235,944
Royal Bafokeng Holdings (Pty) Ltd. (a)	2,132	13,836
Sanlam Ltd.	97,348	495,612
Santam Ltd.	2,201	47,957
Sappi Ltd. (a)	24,956	87,242
Sasol Ltd.	29,879	1,290,317
Shoprite Holdings Ltd.	26,451	498,269
Spar Group Ltd.	8,018	105,449
Standard Bank Group Ltd.	74,526	972,051
Steinhoff International Holdings Ltd.	85,001	257,998
Sun International Ltd.	5,278	60,480
Telkom SA Ltd. (a)	18,572	34,549
Tiger Brands Ltd.	6,608	217,559
Tongaat Hulett Ltd.	5,046	78,412
Truworths International Ltd.	21,331	242,094
Vodacom Group Ltd.	20,719	289,002
Wilson Bayly Holmes-Ovcon Ltd.	2,304	39,924
Woolworths Holdings Ltd.	38,738	275,433
TOTAL SOUTH AFRICA		16,301,891
Taiwan - 11.9%
Acer, Inc. (a)	132,000	116,444
Advanced Semiconductor Engineering, Inc.	354,940	286,453
Advantech Co. Ltd.	19,000	79,462
Asia Cement Corp.	112,740	143,359
ASUSTeK Computer, Inc.	35,000	400,610
AU Optronics Corp. (a)	406,000	165,134
Capital Securities Corp.	111,195	43,303
Catcher Technology Co. Ltd.	35,000	156,451
Cathay Financial Holding Co. Ltd.	381,250	424,759
Cathay Real Estate Development Co. Ltd.	58,000	28,774
Chang Hwa Commercial Bank	198,440	109,535
Cheng Shin Rubber Industry Co. Ltd.	97,380	253,920
Cheng Uei Precision Industries Co. Ltd.	17,109	32,213
Chicony Electronics Co. Ltd.	30,910	85,727
China Airlines Ltd. (a)	107,043	46,942
China Development Finance Holding Corp. (a)	673,800	186,191
Common Stocks - continued
	Shares	Value
Taiwan - continued
China Motor Co. Ltd.	33,000	$ 30,061
China Steel Corp.	530,895	500,692
Chinatrust Financial Holding Co. Ltd.	576,751	330,074
Chunghwa Telecom Co. Ltd.	176,000	560,794
Compal Communications, Inc. (a)	15,000	16,128
Compal Electronics, Inc.	205,000	148,908
Coretronic Corp.	33,000	25,535
Delta Electronics, Inc.	112,000	405,825
E.SUN Financial Holdings Co. Ltd.	175,150	100,238
Epistar Corp.	40,000	75,991
Eternal Chemical Co. Ltd.	35,000	29,986
EVA Airways Corp. (a)	76,900	49,218
Evergreen Marine Corp. (Taiwan) (a)	77,000	48,369
Far Eastern International Bank	102,776	41,591
Far Eastern Textile Ltd.	175,730	203,521
Far EasTone Telecommunications Co. Ltd.	74,000	188,195
Feng Hsin Iron & Steel Co.	27,000	48,459
First Financial Holding Co. Ltd.	284,180	173,222
Formosa Chemicals & Fibre Corp.	198,000	537,745
Formosa Petrochemical Corp.	88,000	253,600
Formosa Plastics Corp.	284,000	771,311
Formosa Taffeta Co. Ltd.	60,000	57,907
Foxconn Technology Co. Ltd.	57,450	167,895
Fubon Financial Holding Co. Ltd.	332,334	424,843
Giant Manufacturing Co. Ltd.	13,000	69,116
Hon Hai Precision Industry Co. Ltd. (Foxconn)	549,300	1,569,960
Hotai Motor Co. Ltd.	19,000	151,524
HTC Corp.	40,000	394,853
Hua Nan Financial Holdings Co. Ltd.	302,205	174,487
Innolux Corp. (a)	340,698	177,098
Inotera Memories, Inc. (a)	107,000	17,936
Inventec Corp.	166,865	66,678
Largan Precision Co. Ltd.	5,000	130,884
LITE-ON IT Corp.	21,069	20,441
LITE-ON Technology Corp.	106,405	153,140
Macronix International Co. Ltd.	163,101	46,947
MediaTek, Inc.	63,000	689,096
Mega Financial Holding Co. Ltd.	402,575	329,231
Nan Ya Plastics Corp.	364,000	739,587
Nan Ya Printed Circuit Board Corp.	12,000	14,954
Novatek Microelectronics Corp.	21,000	83,559
Oriental Union Chemical Corp.	31,300	36,992
Common Stocks - continued
	Shares	Value
Taiwan - continued
Pegatron Corp. (a)	78,000	$ 103,278
Pou Chen Corp.	137,000	136,861
President Chain Store Corp.	36,000	194,446
President Securities Corp.	36,500	21,136
Quanta Computer, Inc.	133,000	310,318
Realtek Semiconductor Corp.	23,110	51,808
Shin Kong Financial Holding Co. Ltd. (a)	297,000	83,780
Siliconware Precision Industries Co. Ltd.	144,000	150,406
Sinopac Holdings Co.	349,089	153,680
Synnex Technology International Corp.	73,000	148,077
Taishin Financial Holdings Co. Ltd.	323,148	128,034
Taiwan Business Bank	177,200	53,946
Taiwan Cement Corp.	171,000	231,050
Taiwan Cooperative Financial Holding Co. Ltd.	285,078	158,806
Taiwan Fertilizer Co. Ltd.	34,000	84,280
Taiwan Glass Industry Corp.	82,475	80,855
Taiwan Mobile Co. Ltd.	77,900	276,990
Taiwan Secom Co.	13,000	28,703
Taiwan Semiconductor Manufacturing Co. Ltd.	1,141,000	3,909,416
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	10,800	191,592
Tatung Co. Ltd. (a)	110,000	29,800
TECO Electric & Machinery Co. Ltd.	86,000	71,497
Ton Yi Industrial Corp.	55,000	32,035
Transcend Information, Inc.	9,000	24,595
U-Ming Marine Transport Corp.	20,000	32,306
Unified-President Enterprises Corp.	225,340	395,280
Unimicron Technology Corp.	71,000	70,928
United Microelectronics Corp.	603,000	235,527
Vanguard International Semiconductor Corp.	30,000	21,791
Walsin Lihwa Corp. (a)	169,000	56,944
Wan Hai Lines Ltd. (a)	52,000	28,351
Waterland Financial Holdings Co. Ltd.	90,189	30,450
Winbond Electronics Corp. (a)	128,000	24,794
Wistron Corp.	99,700	115,467
Yageo Corp. (a)	101,000	29,688
Yang Ming Marine Transport Corp. (a)	65,900	31,801
Yuanta Financial Holding Co. Ltd.	465,570	252,256
Yuen Foong Yu Paper Manufacturing Co.	68,000	32,814
Yulon Motor Co. Ltd.	54,000	100,210
TOTAL TAIWAN		20,729,864
Common Stocks - continued
	Shares	Value
Thailand - 2.6%
Advanced Info Service PCL	15,700	$ 110,563
Advanced Info Service PCL (For. Reg.)	39,100	275,352
Airports of Thailand PCL	6,100	21,581
Airports of Thailand PCL (For. Reg.)	13,300	47,054
Bangkok Bank Public Co. Ltd. (For. Reg.)	21,500	158,618
Bangkok Dusit Medical Service PCL (For. Reg.)	9,500	42,371
Bank of Ayudhya PCL	46,200	51,514
Bank of Ayudhya PCL (For. Reg.)	85,200	95,000
Banpu PCL	1,600	20,818
Banpu PCL (For. Reg.)	3,300	42,938
BEC World PCL	14,700	35,739
BEC World PCL (For. Reg.)	30,300	73,667
Big C Supercenter PCL	5,900	42,539
Big C Supercenter PCL (For. Reg.)	9,000	64,889
C.P. ALL PCL	58,600	91,870
C.P. ALL PCL (For. Reg.)	144,100	225,911
Central Pattana PCL (For. Reg.)	19,000	54,318
Charoen Pokphand Foods PCL	41,100	48,929
Charoen Pokphand Foods PCL (For. Reg.)	100,500	119,643
Delta Electronics PCL (For. Reg.)	46,000	54,762
Electricity Generating PCL	4,000	20,523
Electricity Generating PCL (For. Reg.)	6,400	32,837
Glow Energy PCL	8,500	22,518
Glow Energy PCL (For. Reg.)	17,700	46,891
Indorama Ventures PCL	20,300	17,870
Indorama Ventures PCL (For. Reg.)	44,800	39,437
IRPC Public Co. Ltd.	139,500	20,584
IRPC Public Co. Ltd. (For. Reg.)	304,300	44,900
Kasikornbank PCL (For. Reg.)	53,400	358,149
Krung Thai Bank PCL	35,400	27,185
Krung Thai Bank PCL (For. Reg.)	123,770	95,048
Land & House PCL	97,000	36,757
Land & House PCL (For. Reg.)	37,600	14,248
PTT Exploration and Production PCL	21,100	117,458
PTT Exploration and Production PCL (For. Reg.)	51,939	289,131
PTT Global Chemical PCL	24,000	64,386
PTT Global Chemical PCL (For. Reg.)	51,539	138,267
PTT PCL	11,700	133,793
PTT PCL (For. Reg.)	27,300	312,183
Ratchaburi Electric Generating Holding PCL	3,700	7,507
Ratchaburi Electric Generating Holding PCL (For. Reg.)	12,000	24,346
Siam Cement PCL (For. Reg.)	13,700	213,172
Common Stocks - continued
	Shares	Value
Thailand - continued
Siam City Cement PCL	800	$ 11,053
Siam City Cement PCL (For. Reg.)	2,200	30,396
Siam Commercial Bank PCL	21,100	126,657
Siam Commercial Bank PCL (For. Reg.)	50,200	301,335
Siam Makro PCL (For. Reg.)	3,100	46,365
Thai Airways International PCL (a)	9,000	6,972
Thai Airways International PCL (For. Reg.) (a)	19,000	14,718
Thai Oil PCL	11,500	28,441
Thai Oil PCL (For. Reg.)	25,300	62,571
Thai Union Frozen Products PCL	6,600	15,161
Thai Union Frozen Products PCL (For. Reg.)	15,580	35,789
TMB PCL	354,400	26,859
TMB PCL (For. Reg.)	627,000	47,519
Total Access Communication PCL	23,500	68,167
Total Access Communication PCL (For. Reg.)	8,400	24,366
TOTAL THAILAND		4,601,635
Turkey - 2.1%
Akbank T.A.S.	92,918	470,203
Anadolu Efes Biracilik Ve Malt Sanayii A/S	10,471	156,581
Arcelik A/S	9,400	61,464
Bim Birlesik Magazalar A/S JSC	3,526	170,912
Coca-Cola Icecek A/S	3,543	86,221
Dogan Sirketler Grubu Holding A/S (a)	45,858	28,160
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	34,932	61,770
Enka Insaat ve Sanayi A/S	26,122	78,422
Eregli Demir ve Celik Fabrikalari T.A.S.	72,651	103,271
Ford Otomotiv Sanayi A/S	2,963	33,694
Haci Omer Sabanci Holding A/S	37,927	218,882
Koc Holding A/S	33,577	175,259
Koza Altin Isletmeleri A/S	1,345	33,114
Tofas Turk Otomobil Fabrikasi A/S	6,981	42,075
Turk Hava Yollari AO (a)	41,708	155,093
Turk Sise ve Cam Fabrikalari A/S	18,619	32,501
Turk Telekomunikasyon A/S	24,565	103,079
Turkcell Iletisim Hizmet A/S (a)	40,952	255,929
Turkiye Garanti Bankasi A/S	97,497	488,940
Turkiye Halk Bankasi A/S	29,024	287,146
Turkiye Is Bankasi A/S Series C	62,709	231,760
Turkiye Petrol Rafinerile A/S	4,667	128,699
Common Stocks - continued
	Shares	Value
Turkey - continued
Turkiye Vakiflar Bankasi TAO	58,134	$ 169,898
Yapi ve Kredi Bankasi A/S (a)	40,510	118,852
TOTAL TURKEY		3,691,925
United Arab Emirates - 0.4%
Abu Dhabi Commercial Bank PJSC (a)	66,884	64,644
Air Arabia PJSC (a)	110,682	26,669
Aldar Properties PJSC (a)	78,393	30,521
Arabtec Holding Co. (a)	36,706	29,581
Dana Gas PJSC (a)	110,562	14,750
DP World Ltd.	11,620	152,454
Dubai Financial Market PJSC (a)	58,021	20,220
Dubai Islamic Bank Pakistan Ltd. (a)	29,428	17,947
Emaar Properties PJSC (a)	139,110	184,445
First Gulf Bank PJSC	34,984	121,915
TOTAL UNITED ARAB EMIRATES		663,146
TOTAL COMMON STOCKS (Cost $141,080,587)		153,199,332
Nonconvertible Preferred Stocks - 8.2%

Brazil - 7.6%
AES Tiete SA (PN) (non-vtg.)	6,500	67,730
Banco Bradesco SA (PN)	88,900	1,633,937
Bradespar SA (PN)	10,600	164,428
Braskem SA (PN-A)	8,100	61,055
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	12,300	78,074
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)	5,700	268,777
Companhia de Bebidas das Americas (AmBev) (PN)	47,300	2,228,006
Companhia de Transmissao de Energia Eletrica Paulista (PN)	1,700	29,879
Companhia Energetica de Minas Gerais (CEMIG) (PN)	22,425	243,242
Companhia Energetica de Sao Paulo Series A	7,300	72,437
Companhia Paranaense de Energia-Copel (PN-B)	6,000	98,225
Gerdau SA (PN)	39,900	350,040
Itau Unibanco Holding SA	106,600	1,838,808
Itausa-Investimentos Itau SA (PN)	139,650	706,893
Klabin SA (PN) (non-vtg.)	27,800	190,559
Lojas Americanas SA (PN)	28,696	256,071
Metalurgica Gerdau SA (PN)	12,800	143,276
Oi SA (PN)	55,600	224,762
Nonconvertible Preferred Stocks - continued
	Shares	Value
Brazil - continued
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	260,000	$ 2,360,610
Telefonica Brasil SA	10,400	262,644
Usinas Siderurgicas de Minas Gerais SA - Usiminas (PN-A) (non-vtg.)	23,400	121,504
Vale SA (PN-A)	97,700	1,898,707
TOTAL BRAZIL		13,299,664
Chile - 0.2%
Embotelladora Andina SA Class B	8,757	57,600
Sociedad Quimica y Minera de Chile SA (PN-B)	5,418	309,239
TOTAL CHILE		366,839
Colombia - 0.3%
BanColombia SA (PN)	15,621	274,338
Grupo Aval Acciones Y Val SA	110,052	77,793
Grupo de Inversiones Suramerica	4,919	106,392
Inversiones Argos SA	6,365	81,381
TOTAL COLOMBIA		539,904
Russia - 0.1%
AK Transneft OAO (a)	72	169,068
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $14,029,387)		14,375,475
Government Obligations - 0.3%
Principal Amount
United States of America - 0.3%
U.S. Treasury Bills, yield at date of purchase 0.14% to 0.15% 4/11/13 to 5/23/13 (c) (Cost $599,778)	$ 600,000	599,880
Money Market Funds - 3.8%
	Shares	Value
Fidelity Cash Central Fund, 0.16% (b) (Cost $6,562,782)	6,562,782	$ 6,562,782
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $162,272,534)		174,737,469
NET OTHER ASSETS (LIABILITIES) - 0.1%		187,611
NET ASSETS - 100%		$ 174,925,080
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
137 NYSE E-mini MSCI Emerging Markets Index Contracts	March 2013	$ 7,341,830	$ 104,983

The face value of futures purchased as a percentage of net assets is 4.2%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $599,880.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,161
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of January 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 10,079,147	$ 9,836,238	$ 242,909	$ -
Consumer Staples	15,964,926	15,964,926	-	-
Energy	24,331,172	18,933,013	5,398,159	-
Financials	48,910,802	46,470,550	2,440,252	-
Health Care	2,458,364	2,319,079	139,285	-
Industrials	10,042,361	10,005,003	37,358	-
Information Technology	14,352,862	8,039,340	6,313,522	-
Materials	20,262,460	19,016,103	1,246,357	-
Telecommunication Services	15,130,149	9,849,360	5,280,789	-
Utilities	6,042,564	5,859,230	169,041	14,293
Government Obligations	599,880	-	599,880	-
Money Market Funds	6,562,782	6,562,782	-	-
Total Investments in Securities:	$ 174,737,469	$ 152,855,624	$ 21,867,552	$ 14,293
Derivative Instruments:
Assets
Futures Contracts	$ 104,983	$ 104,983	$ -	$ -
Income Tax Information

At January 31, 2013, the cost of investment securities for income tax purposes was $163,299,494. Net unrealized appreciation aggregated $11,437,975, of which $16,053,840 related to appreciated investment securities and $4,615,865 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan ® Global ex U.S. Index Fund

January 31, 2013

1.929354.101

GUX-QTLY-0313

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.9%
	Shares	Value
Australia - 6.0%
AGL Energy Ltd.	5,979	$ 96,017
ALS Ltd.	3,726	43,712
Alumina Ltd.	28,510	32,935
Amcor Ltd.	12,875	112,779
AMP Ltd.	31,513	174,825
APA Group unit	8,762	52,721
Asciano Ltd.	10,262	51,687
ASX Ltd.	1,813	66,171
Australia & New Zealand Banking Group Ltd.	29,320	812,681
Bendigo & Adelaide Bank Ltd.	4,370	42,016
BHP Billiton Ltd.	34,818	1,369,462
Boral Ltd.	8,396	42,989
Brambles Ltd.	16,607	140,447
Caltex Australia Ltd.	1,610	32,604
CFS Retail Property Trust unit	21,380	44,590
Coca-Cola Amatil Ltd.	6,205	89,553
Cochlear Ltd.	601	50,595
Commonwealth Bank of Australia	17,196	1,155,717
Computershare Ltd.	4,776	52,145
Crown Ltd.	4,223	51,039
CSL Ltd.	5,480	313,957
DEXUS Property Group unit	48,711	53,082
Echo Entertainment Group Ltd.	7,099	26,650
Federation Centres unit	16,171	39,291
Flight Centre Ltd.	669	21,180
Fortescue Metals Group Ltd.	15,651	76,382
Goodman Group unit	18,578	87,179
Harvey Norman Holdings Ltd.	5,660	11,568
Iluka Resources Ltd.	4,646	47,092
Incitec Pivot Ltd.	16,971	57,162
Insurance Australia Group Ltd.	22,049	115,423
Leighton Holdings Ltd.	1,748	37,696
Lend Lease Group unit	5,641	60,942
Macquarie Group Ltd.	3,413	137,024
Metcash Ltd.	10,425	41,419
Mirvac Group unit	35,725	59,234
National Australia Bank Ltd.	24,550	700,436
Newcrest Mining Ltd.	8,314	202,874
Orica Ltd.	3,928	104,984
Origin Energy Ltd.	11,985	157,349
OZ Minerals Ltd.	3,011	21,791
Qantas Airways Ltd. (a)	13,120	20,933
Common Stocks - continued
	Shares	Value
Australia - continued
QBE Insurance Group Ltd.	12,890	$ 160,225
QR National Ltd.	20,350	84,247
Ramsay Health Care Ltd.	1,442	44,420
Rio Tinto Ltd.	4,729	327,248
Santos Ltd.	10,195	127,151
Sims Metal Management Ltd.	1,953	19,011
Sonic Healthcare Ltd.	3,937	56,122
SP AusNet unit	16,322	19,574
Stockland Corp. Ltd. unit	23,926	86,078
Suncorp-Metway Ltd.	14,052	155,326
Sydney Airport unit	845	2,793
Tabcorp Holdings Ltd.	7,155	22,757
Tattersall's Ltd.	14,587	49,589
Telstra Corp. Ltd.	47,536	228,024
The GPT Group unit	14,700	58,098
Toll Holdings Ltd.	7,591	41,717
Transurban Group unit	14,192	90,276
Treasury Wine Estates Ltd.	7,400	36,654
Wesfarmers Ltd.	10,859	425,774
Westfield Group unit	23,301	271,655
Westfield Retail Trust unit	31,050	103,936
Westpac Banking Corp.	33,264	972,643
Whitehaven Coal Ltd.	4,257	14,561
Woodside Petroleum Ltd.	7,198	266,240
Woolworths Ltd.	13,287	432,852
WorleyParsons Ltd.	2,158	56,777
TOTAL AUSTRALIA		11,062,081
Austria - 0.2%
Andritz AG	774	50,965
Erste Bank AG (a)	2,414	81,239
IMMOFINANZ Immobilien Anlagen AG	10,046	44,031
OMV AG	1,535	63,277
Osterreichische Elektrizitatswirtschafts AG	609	12,978
Raiffeisen International Bank-Holding AG	563	25,269
Telekom Austria AG	2,188	16,200
Vienna Insurance Group AG Wien	434	22,973
Voestalpine AG	1,195	43,761
TOTAL AUSTRIA		360,693
Bailiwick of Guernsey - 0.0%
Resolution Ltd.	14,687	61,146
Common Stocks - continued
	Shares	Value
Bailiwick of Jersey - 0.6%
Experian PLC	10,962	$ 187,940
Glencore International PLC	41,198	257,080
Petrofac Ltd.	2,871	74,585
Randgold Resources Ltd.	953	89,765
Shire PLC	6,027	201,617
Wolseley PLC	3,011	140,637
WPP PLC	13,446	211,130
TOTAL BAILIWICK OF JERSEY		1,162,754
Belgium - 0.8%
Ageas	2,546	84,021
Anheuser-Busch InBev SA NV	8,669	762,773
Belgacom SA	1,632	49,814
Colruyt NV	837	40,578
Delhaize Group SA	1,077	51,058
Groupe Bruxelles Lambert SA	829	69,225
KBC Groupe SA	2,563	101,043
Solvay SA Class A	638	100,315
Telenet Group Holding NV	661	31,278
UCB SA	1,252	72,274
Umicore SA	1,158	60,299
TOTAL BELGIUM		1,422,678
Bermuda - 0.5%
Brilliance China Automotive Holdings Ltd. (a)	30,000	40,307
Cheung Kong Infrastructure Holdings Ltd.	5,000	31,720
China Foods Ltd.	6,000	5,183
China Gas Holdings Ltd.	34,000	29,548
China Resources Gas Group Ltd.	12,000	26,614
Cosco Pacific Ltd.	18,113	29,381
Credicorp Ltd. (NY Shares)	733	114,883
First Pacific Co. Ltd.	26,000	33,458
GOME Electrical Appliances Holdings Ltd. (a)	86,000	10,313
Haier Electronics Group Co. Ltd. (a)	7,000	11,662
Huabao International Holdings Ltd.	24,000	13,059
Kerry Properties Ltd.	8,500	45,923
Kunlun Energy Co. Ltd.	34,000	70,671
Li & Fung Ltd.	62,000	87,139
Nine Dragons Paper (Holdings) Ltd.	14,000	12,275
Noble Group Ltd.	43,000	42,387
NWS Holdings Ltd.	17,526	31,276
Orient Overseas International Ltd.	2,500	17,520
Common Stocks - continued
	Shares	Value
Bermuda - continued
Seadrill Ltd.	3,823	$ 151,369
Shangri-La Asia Ltd.	16,000	37,878
Sihuan Pharmaceutical Holdings Group Ltd.	18,000	7,984
Yue Yuen Industrial (Holdings) Ltd.	8,500	28,496
TOTAL BERMUDA		879,046
Brazil - 1.4%
All America Latina Logistica SA	5,200	22,640
Amil Participacoes SA	1,600	25,084
Anhanguera Educacional Participacoes SA	1,200	23,351
Banco Bradesco SA	6,000	106,631
Banco do Brasil SA	6,400	78,419
Banco Santander SA (Brasil) unit	8,000	58,855
BM&F Bovespa SA	19,000	133,005
BR Malls Participacoes SA	4,200	54,373
BR Properties SA	2,200	28,559
Brasil Foods SA	7,000	153,755
CCR SA	9,600	99,068
Centrais Eletricas Brasileiras SA (Electrobras)	2,000	7,151
Cetip SA - Mercados Organizado	2,000	25,159
Cia.Hering SA	1,300	24,729
Cielo SA	3,260	92,200
Companhia de Bebidas das Americas (AmBev)	1,600	72,337
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	1,200	54,054
Companhia de Saneamento de Minas Gerais	500	12,168
Companhia Siderurgica Nacional SA (CSN)	7,900	42,647
Cosan SA Industria e Comercio	1,300	30,683
CPFL Energia SA	2,400	24,466
Cyrela Brazil Realty SA	3,300	29,083
Diagnosticos da America SA	2,800	19,896
Drogasil SA	2,300	25,699
Duratex SA	2,200	15,290
Ecorodovias Infraestrutura e Logistica SA	1,800	15,927
Embraer SA	6,100	50,390
Energias do Brasil SA	2,400	14,692
Fibria Celulose SA (a)	2,900	35,534
Hypermarcas SA (a)	4,100	35,413
JBS SA (a)	3,600	13,794
Kroton Educacional SA (a)	900	22,101
Light SA	500	5,142
Localiza Rent A Car SA	1,600	29,407
Common Stocks - continued
	Shares	Value
Brazil - continued
Lojas Americanas SA	1,200	$ 10,202
Lojas Renner SA	1,300	52,037
MPX Mineracao e Energia SA (a)	1,400	6,939
MRV Engenharia e Participacoes SA	3,000	17,174
Multiplan Empreendimentos Imobiliarios SA	800	23,120
Multiplus SA	400	8,597
Natura Cosmeticos SA	1,800	48,540
Obrascon Huarte Lain Brasil SA	1,300	13,520
Odontoprev SA	2,200	11,214
OGX Petroleo e Gas Participacoes SA (a)	14,600	30,060
Oi SA	2,933	14,950
PDG Realty SA Empreendimentos e Participacoes	11,800	18,725
Petroleo Brasileiro SA - Petrobras (ON)	32,500	297,524
Porto Seguro SA	1,200	14,402
Qualicorp SA (a)	1,800	18,621
Souza Cruz SA	4,300	71,150
Sul America SA unit	1,305	12,202
TIM Participacoes SA	9,600	42,423
Totvs SA	1,100	23,957
Tractebel Energia SA	1,900	33,767
Ultrapar Participacoes SA	3,600	86,902
Vale SA	14,100	285,066
Weg SA	2,100	26,638
TOTAL BRAZIL		2,649,432
Canada - 7.4%
Agnico-Eagle Mines Ltd. (Canada)	1,848	84,544
Agrium, Inc.	1,621	183,894
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	1,445	70,497
ARC Resources Ltd.	3,264	76,806
Athabasca Oil Corp. (a)	3,565	37,852
Bank of Montreal	6,945	438,606
Bank of Nova Scotia	12,353	726,392
Barrick Gold Corp.	10,854	345,622
Baytex Energy Corp.	1,253	57,612
BCE, Inc.	2,695	119,727
Bell Aliant, Inc.	894	23,278
Bombardier, Inc. Class B (sub. vtg.)	14,938	58,560
Bonavista Energy Corp.	1,600	21,624
Brookfield Asset Management, Inc. Class A	5,922	218,557
Brookfield Properties Corp.	2,943	48,480
CAE, Inc.	2,521	27,222
Common Stocks - continued
	Shares	Value
Canada - continued
Cameco Corp.	4,295	$ 92,583
Canadian Imperial Bank of Commerce	4,372	364,699
Canadian National Railway Co.	4,708	451,872
Canadian Natural Resources Ltd.	11,916	359,846
Canadian Oil Sands Ltd.	5,215	109,748
Canadian Pacific	1,830	211,274
Canadian Tire Ltd. Class A (non-vtg.)	814	56,655
Canadian Utilities Ltd. Class A (non-vtg.)	626	47,857
Catamaran Corp. (a)	2,172	112,705
Cenovus Energy, Inc.	8,289	275,164
Centerra Gold, Inc.	1,711	15,542
CGI Group, Inc. Class A (sub. vtg.) (a)	2,060	55,269
CI Financial Corp.	1,695	45,408
Crescent Point Energy Corp.	3,821	147,798
Dollarama, Inc.	755	45,933
Eldorado Gold Corp.	7,320	81,831
Empire Co. Ltd. Class A (non-vtg.)	296	17,860
Enbridge, Inc.	8,228	361,738
Encana Corp.	8,060	155,802
Enerplus Corp.	1,939	26,031
Finning International, Inc.	1,836	47,014
First Quantum Minerals Ltd.	5,066	102,143
Fortis, Inc.	2,027	70,398
Franco-Nevada Corp.	1,584	84,663
George Weston Ltd.	562	40,491
Gildan Activewear, Inc.	1,260	46,375
Goldcorp, Inc.	8,799	309,915
Great-West Lifeco, Inc.	3,094	80,344
H&R REIT/H&R Finance Trust	1,084	25,703
Husky Energy, Inc.	3,631	113,218
IAMGOLD Corp.	4,105	33,708
IGM Financial, Inc.	1,075	46,884
Imperial Oil Ltd.	3,263	143,292
Industrial Alliance Insurance and Financial Services, Inc.	1,012	35,360
Inmet Mining Corp.	571	41,219
Intact Financial Corp.	1,408	92,690
Kinross Gold Corp.	12,081	99,080
Loblaw Companies Ltd.	1,203	48,318
Magna International, Inc. Class A (sub. vtg.)	2,348	122,720
Manulife Financial Corp.	19,658	283,813
MEG Energy Corp. (a)	1,520	51,952
Metro, Inc. Class A (sub. vtg.)	1,075	66,738
Common Stocks - continued
	Shares	Value
Canada - continued
National Bank of Canada	1,732	$ 137,740
New Gold, Inc. (a)	4,845	47,070
Nexen, Inc.	5,782	154,666
Onex Corp. (sub. vtg.)	1,007	43,878
Open Text Corp. (a)	655	38,207
Osisko Mining Corp. (a)	4,469	30,961
Pacific Rubiales Energy Corp.	3,322	77,504
Pan American Silver Corp.	1,787	31,290
Pembina Pipeline Corp.	3,120	90,528
Pengrowth Energy Corp.	4,839	22,075
Penn West Petroleum Ltd.	4,959	50,167
Potash Corp. of Saskatchewan, Inc.	9,324	396,088
Power Corp. of Canada (sub. vtg.)	3,780	99,408
Power Financial Corp.	2,729	78,226
Research In Motion Ltd. (a)	4,903	63,641
RioCan (REIT)	1,520	40,964
Ritchie Brothers Auctioneers, Inc.	1,100	23,998
Rogers Communications, Inc. Class B (non-vtg.)	4,181	194,295
Royal Bank of Canada	15,575	970,041
Saputo, Inc.	1,444	71,809
Shaw Communications, Inc. Class B	4,218	98,705
Shoppers Drug Mart Corp.	2,243	93,102
Silver Wheaton Corp.	3,760	130,850
SNC-Lavalin Group, Inc.	1,708	76,290
Sun Life Financial, Inc.	6,436	187,776
Suncor Energy, Inc.	16,781	570,359
Talisman Energy, Inc.	10,902	136,193
Teck Resources Ltd. Class B (sub. vtg.)	6,317	230,222
TELUS Corp. (non-vtg.)	1,610	108,345
The Toronto-Dominion Bank	9,867	823,965
Thomson Reuters Corp.	3,950	120,987
Tim Hortons, Inc.	371	18,606
Tim Hortons, Inc. (Canada)	1,366	68,492
Tourmaline Oil Corp. (a)	1,413	47,955
TransAlta Corp.	2,786	44,804
TransCanada Corp.	7,664	362,761
Turquoise Hill Resources Ltd. (a)	4,412	33,972
Valeant Pharmaceuticals International, Inc. (Canada) (a)	3,133	207,757
Vermilion Energy, Inc.	978	50,165
Yamana Gold, Inc.	7,951	129,939
TOTAL CANADA		13,764,727
Common Stocks - continued
	Shares	Value
Cayman Islands - 0.9%
Agile Property Holdings Ltd.	16,000	$ 22,694
Airtac International Group	1,000	5,842
Anta Sports Products Ltd.	6,000	5,601
ASM Pacific Technology Ltd.	2,400	30,327
Belle International Holdings Ltd.	50,000	111,148
Bosideng International Holdings Ltd.	26,000	7,376
Chailease Holding Co. Ltd.	7,000	18,727
China Mengniu Dairy Co. Ltd.	13,000	37,967
China Resources Cement Holdings Ltd.	16,000	10,254
China Resources Land Ltd.	22,000	66,947
China Shanshui Cement Group Ltd.	16,000	11,760
China State Construction International Holdings Ltd.	22,000	28,878
Country Garden Holdings Co. Ltd.	42,638	22,706
Daphne Interl Holdings Ltd.	8,000	10,305
ENN Energy Holdings Ltd.	8,000	38,322
Evergrande Real Estate Group Ltd.	70,000	37,006
GCL-Poly Energy Holdings Ltd.	78,000	21,322
Geely Automobile Holdings Ltd.	45,000	23,500
Golden Eagle Retail Group Ltd. (H Shares)	7,000	15,073
Hengan International Group Co. Ltd.	8,500	85,270
Intime Department Store Group Co. Ltd.	8,500	11,179
Kingboard Chemical Holdings Ltd.	7,000	23,106
Lee & Man Paper Manufacturing Ltd.	25,000	16,859
Longfor Properties Co. Ltd.	13,000	24,373
MGM China Holdings Ltd.	9,200	21,780
MStar Semiconductor, Inc.	2,000	15,205
Parkson Retail Group Ltd.	12,000	9,253
Sands China Ltd.	25,600	129,066
Shimao Property Holdings Ltd.	15,500	34,256
Shui On Land Ltd.	27,003	13,092
SOHO China Ltd.	22,500	20,250
Tencent Holdings Ltd.	11,100	388,444
Tingyi (Cayman Islands) Holding Corp.	20,000	56,219
TPK Holding Co. Ltd.	2,295	39,481
Uni-President China Holdings Ltd.	14,000	16,409
Want Want China Holdings Ltd.	64,000	84,999
Wynn Macau Ltd. (a)	16,800	47,116
Yingde Gases Group Co. Ltd.	13,000	14,583
Zhen Ding Technology Holding Ltd.	1,050	2,578
Zhongsheng Group Holdings Ltd. Class H	7,000	10,470
TOTAL CAYMAN ISLANDS		1,589,743
Common Stocks - continued
	Shares	Value
Chile - 0.4%
AES Gener SA	31,873	$ 21,911
Aguas Andinas SA	28,561	21,149
Banco de Chile	215,568	35,901
Banco de Chile (a)	5,650	865
Banco de Credito e Inversiones	308	24,043
Banco Santander Chile	759,701	57,933
CAP SA	875	32,386
Cencosud SA	10,363	64,513
Colbun SA (a)	79,170	25,013
Compania Cervecerias Unidas SA	1,057	16,977
Compania de Petroleos de Chile SA (COPEC)	5,224	80,915
CorpBanca SA	1,264,627	18,112
CorpBanca SA rights 2/14/13 (a)	202,611	220
E-CL SA	5,997	14,199
Empresa Nacional de Electricidad SA	34,142	58,895
Empresa Nacional de Telecomunicaciones SA (ENTEL)	1,154	25,098
Empresas CMPC SA	11,214	43,543
Enersis SA	137,818	54,390
LATAM Airlines Group SA	2,763	68,011
SACI Falabella	5,072	59,081
Vina Concha y Toro SA	3,049	6,114
TOTAL CHILE		729,269
China - 2.5%
Agricultural Bank of China Ltd. (H Shares)	232,000	126,240
Air China Ltd. (H Shares)	18,000	15,411
Aluminum Corp. of China Ltd. (H Shares) (a)	36,000	17,292
Angang Steel Co. Ltd. (H Shares) (a)	12,000	8,882
Anhui Conch Cement Co. Ltd. (H Shares)	13,000	51,042
AviChina Industry & Technology Co. Ltd.	24,000	11,636
Bank Communications Co. Ltd. (H Shares)	73,000	61,936
Bank of China Ltd. (H Shares)	807,000	397,496
BBMG Corp. (H Shares)	12,000	11,203
Beijing Capital International Airport Co. Ltd. (H Shares)	22,000	18,325
BYD Co. Ltd. (H Shares) (a)	6,500	21,749
Changsha Zoomlion Heavy Industry Science & Technology Development Co. Ltd. (H Shares)	12,400	16,852
China BlueChemical Ltd. (H Shares)	20,000	14,364
China CITIC Bank Corp. Ltd. (H Shares)	83,000	56,615
China Coal Energy Co. Ltd. (H Shares)	44,000	49,076
China Communications Construction Co. Ltd. (H Shares)	46,000	46,680
China Communications Services Corp. Ltd. (H Shares)	20,000	12,172
Common Stocks - continued
	Shares	Value
China - continued
China Construction Bank Corp. (H Shares)	776,000	$ 669,397
China Cosco Holdings Co. Ltd. (H Shares) (a)	23,500	12,211
China International Marine Containers (Group) Ltd. (H Shares) (a)	8,000	17,020
China Life Insurance Co. Ltd. (H Shares)	81,000	270,332
China Longyuan Power Grid Corp. Ltd. (H Shares)	25,000	20,953
China Merchants Bank Co. Ltd. (H Shares)	43,000	103,017
China Minsheng Banking Corp. Ltd. (H Shares)	53,500	76,848
China National Building Materials Co. Ltd. (H Shares)	30,000	47,889
China Oilfield Services Ltd. (H Shares)	18,000	38,992
China Pacific Insurance Group Co. Ltd. (H Shares)	25,600	100,018
China Petroleum & Chemical Corp. (H Shares)	180,000	218,393
China Railway Construction Corp. Ltd. (H Shares)	23,000	24,852
China Railway Group Ltd. (H Shares)	46,000	26,217
China Shenhua Energy Co. Ltd. (H Shares)	37,000	159,108
China Shipping Container Lines Co. Ltd. (H Shares) (a)	42,000	12,889
China Shipping Development Co. Ltd. (H Shares)	12,000	6,607
China Southern Airlines Ltd. (H Shares)	26,000	15,623
China Telecom Corp. Ltd. (H Shares)	154,000	83,876
China Vanke Co. Ltd. (B Shares)	14,400	31,398
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)	31,000	18,427
CITIC Securities Co. Ltd. (H Shares)	10,500	28,026
CSR Corp. Ltd. (H Shares)	17,000	14,007
Datang International Power Generation Co. Ltd. (H Shares)	26,000	11,432
Dongfang Electric Corp. Ltd. (H Shares)	2,200	4,261
Dongfeng Motor Group Co. Ltd. (H Shares)	28,000	45,707
Great Wall Motor Co. Ltd. (H Shares)	11,500	46,784
Guangzhou Automobile Group Co. Ltd. (H Shares)	20,000	16,737
Guangzhou R&F Properties Co. Ltd. (H Shares)	11,200	20,334
Haitong Securities Co. Ltd. (H Shares) (a)	12,000	20,486
Huaneng Power International, Inc. (H Shares)	36,000	37,106
Industrial & Commercial Bank of China Ltd. (H Shares)	704,000	530,129
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)	6,700	39,048
Jiangsu Expressway Co. Ltd. (H Shares)	12,000	12,378
Jiangxi Copper Co. Ltd. (H Shares)	15,000	40,714
PetroChina Co. Ltd. (H Shares)	230,000	326,156
PICC Property & Casualty Co. Ltd. (H Shares)	28,601	43,517
Ping An Insurance Group Co. China Ltd. (H Shares)	20,000	179,359
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	16,000	15,432
Shanghai Electric Group Co. Ltd. (H Shares)	40,000	16,556
Shanghai Pharma Holding Co. Ltd. (H Shares)	5,500	11,007
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)	24,000	8,913
Common Stocks - continued
	Shares	Value
China - continued
Sinopharm Group Co. Ltd. (H Shares)	9,600	$ 29,399
Tsingtao Brewery Co. Ltd. (H Shares)	4,000	23,106
Weichai Power Co. Ltd. (H Shares)	5,400	22,281
Wumart Stores, Inc. (H Shares)	4,000	7,963
Yanzhou Coal Mining Co. Ltd. (H Shares)	22,000	37,487
Zhaojin Mining Industry Co. Ltd. (H Shares)	7,500	11,295
Zhejiang Expressway Co. Ltd. (H Shares)	14,000	12,438
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	4,000	12,817
Zijin Mining Group Co. Ltd. (H Shares)	68,000	26,217
ZTE Corp. (H Shares)	6,000	11,605
TOTAL CHINA		4,553,735
Colombia - 0.2%
Almacenes Exito SA	2,195	41,046
BanColombia SA	2,680	46,010
Cementos Argos SA	4,107	25,307
Corp. Financiera Colombiana SA	956	18,846
Corp. Financiera Colombiana SA (RFD) (a)	10	192
Ecopetrol SA	53,865	171,418
Grupo de Inversiones Suramerica	2,297	48,776
Interconexion Electrica SA ESP	3,939	22,164
Inversiones Argos SA	2,955	38,914
Isagen SA	8,390	11,578
TOTAL COLOMBIA		424,251
Czech Republic - 0.1%
Ceske Energeticke Zavody A/S	1,771	57,356
Komercni Banka A/S	174	35,150
Telefonica Czech Rep A/S	1,339	23,153
TOTAL CZECH REPUBLIC		115,659
Denmark - 0.8%
A.P. Moller - Maersk A/S:
Series A	6	45,382
Series B	14	111,802
Carlsberg A/S Series B	1,149	122,957
Coloplast A/S Series B	1,171	61,803
Danske Bank A/S (a)	6,927	132,875
DSV de Sammensluttede Vognmaend A/S	2,012	51,630
Novo Nordisk A/S Series B	4,403	810,558
Novozymes A/S Series B	2,691	88,350
TDC A/S	5,453	41,731
Common Stocks - continued
	Shares	Value
Denmark - continued
Tryg A/S	213	$ 16,766
William Demant Holding A/S (a)	310	27,188
TOTAL DENMARK		1,511,042
Egypt - 0.1%
Commercial International Bank Ltd.	5,524	29,433
EFG-Hermes Holding SAE (a)	8,064	13,137
Egyptian Kuwaiti Holding	5,229	6,589
National Societe Generale Bank	849	4,606
Orascom Construction Industries SAE (a)	923	36,012
Orascom Telecom Holding SAE (a)	35,582	23,526
Talaat Moustafa Group Holding (a)	7,067	4,504
Telecom Egypt SAE	2,364	5,136
TOTAL EGYPT		122,943
Finland - 0.5%
Elisa Corp. (A Shares)	1,689	40,179
Fortum Corp.	4,831	90,587
Kesko Oyj	645	21,159
Kone Oyj (B Shares)	1,630	134,453
Metso Corp.	1,314	58,823
Neste Oil Oyj	1,268	20,230
Nokia Corp. (d)	40,649	159,547
Nokian Tyres PLC	1,195	51,419
Orion Oyj (B Shares)	1,151	32,163
Pohjola Bank PLC (A Shares)	1,620	27,737
Sampo Oyj (A Shares)	4,578	164,413
Stora Enso Oyj (R Shares)	6,215	44,346
UPM-Kymmene Corp.	5,891	71,949
Wartsila Corp.	1,834	87,282
TOTAL FINLAND		1,004,287
France - 6.1%
Accor SA	1,547	60,390
Aeroports de Paris	288	23,760
Air Liquide SA	2,629	336,047
Air Liquide SA (a)	745	95,228
Alstom SA	2,239	99,381
Arkema SA	698	79,611
Atos Origin SA	612	44,773
AXA SA	19,096	353,665
BIC SA	320	43,085
BNP Paribas SA	10,839	680,082
Common Stocks - continued
	Shares	Value
France - continued
Bouygues SA	1,954	$ 55,477
Bureau Veritas SA	566	67,791
Cap Gemini SA	1,525	73,518
Carrefour SA	6,536	186,189
Casino Guichard Perrachon SA	587	57,506
Christian Dior SA	585	102,228
CNP Assurances	1,583	26,190
Compagnie de St. Gobain	4,345	179,172
Compagnie Generale de Geophysique SA (a)	1,681	48,698
Credit Agricole SA (a)	10,721	105,975
Danone SA	6,255	433,485
Dassault Systemes SA	698	77,601
Edenred SA	1,921	61,583
EDF SA	1,948	37,413
EDF SA (a)	648	12,446
Essilor International SA	2,206	224,918
Eurazeo SA	370	19,533
Eutelsat Communications	1,484	50,999
Fonciere Des Regions	241	20,357
France Telecom SA	20,268	230,180
GDF Suez	13,816	283,454
Gecina SA	264	29,931
Groupe Eurotunnel SA	6,098	51,873
ICADE	231	20,387
Iliad SA	247	45,779
Imerys	335	22,143
JCDecaux SA	812	22,718
Klepierre SA	1,068	42,126
L'Oreal SA	1,997	296,641
L'Oreal SA (a)	597	88,680
Lafarge SA (a)	449	27,453
Lafarge SA (Bearer)	1,523	93,119
Lagardere S.C.A. (Reg.)	1,251	45,234
Legrand SA	2,535	115,050
LVMH Moet Hennessy - Louis Vuitton SA	2,754	519,213
Michelin CGDE Series B	1,967	183,029
Natixis SA	10,836	42,977
Pernod Ricard SA	2,293	287,059
Peugeot Citroen SA (a)	2,622	20,450
PPR SA	831	178,728
Publicis Groupe SA	1,879	123,113
Remy Cointreau SA	250	31,905
Common Stocks - continued
	Shares	Value
France - continued
Renault SA	2,054	$ 123,870
Rexel SA	1,249	26,566
Safran SA	2,418	111,020
Sanofi SA	12,874	1,255,037
Schneider Electric SA	5,706	434,641
SCOR SE	1,696	48,820
Societe Generale Series A (a)	7,602	343,464
Sodexo SA	513	45,680
Sodexo SA	512	45,591
Suez Environnement SA	3,146	41,653
Technip SA	1,066	115,591
Thales SA	1,070	38,522
Total SA	22,998	1,246,314
Unibail-Rodamco	1,003	237,034
Vallourec SA	1,078	58,614
Veolia Environnement SA	3,711	47,514
VINCI SA	5,006	255,063
Vivendi SA	14,093	302,149
Wendel SA	365	39,608
Zodiac Aerospace	374	40,920
TOTAL FRANCE		11,316,014
Germany - 5.4%
adidas AG	2,287	212,557
Allianz AG	4,909	702,204
Axel Springer Verlag	408	19,079
BASF AG	9,922	1,005,826
Bayer AG	8,928	881,059
Bayerische Motoren Werke AG (BMW)	3,590	361,444
Beiersdorf AG	1,097	96,297
Brenntag AG	576	82,081
Celesio AG	862	15,660
Commerzbank AG (a)	41,541	91,037
Continental AG	1,220	143,206
Daimler AG (Germany)	9,803	570,688
Deutsche Bank AG	10,063	520,452
Deutsche Boerse AG	2,036	133,953
Deutsche Lufthansa AG	2,482	49,287
Deutsche Post AG	9,666	226,988
Deutsche Telekom AG	30,298	372,469
E.ON AG	19,499	339,022
Fraport AG Frankfurt Airport Services Worldwide	360	21,825
Common Stocks - continued
	Shares	Value
Germany - continued
Fresenius Medical Care AG & Co. KGaA	2,309	$ 162,759
Fresenius SE & Co. KGaA	1,358	165,305
GEA Group AG	1,977	71,673
Hannover Rueckversicherungs AG	651	52,558
HeidelbergCement Finance AG	1,522	95,868
Henkel AG & Co. KGaA	1,410	104,666
Hochtief AG (a)	297	19,369
Hugo Boss AG	267	31,428
Infineon Technologies AG	11,643	105,050
K&S AG	1,835	82,844
Kabel Deutschland Holding AG	984	79,790
Lanxess AG	923	77,952
Linde AG	2,006	366,072
MAN SE	451	54,378
Merck KGaA	705	98,070
Metro AG	1,417	43,742
Muenchener Rueckversicherungs AG	1,928	354,324
RWE AG	5,214	196,139
Salzgitter AG	400	18,640
SAP AG	9,985	818,842
Siemens AG	8,874	972,266
Suedzucker AG (Bearer)	874	37,405
Thyssenkrupp AG	4,154	100,905
United Internet AG	981	22,811
Volkswagen AG	341	78,735
TOTAL GERMANY		10,056,725
Greece - 0.0%
Coca-Cola Hellenic Bottling Co. SA	2,145	55,774
Greek Organization of Football Prognostics SA	2,145	18,553
TOTAL GREECE		74,327
Hong Kong - 2.8%
AIA Group Ltd.	117,600	467,798
Bank of East Asia Ltd.	13,487	55,476
Beijing Enterprises Holdings Ltd.	6,000	43,209
BOC Hong Kong (Holdings) Ltd.	39,500	136,244
Cathay Pacific Airways Ltd.	12,000	23,302
Cheung Kong Holdings Ltd.	15,000	246,022
China Agri-Industries Holdings Ltd.	26,609	16,229
China Everbright Ltd.	8,000	15,081
China Insurance International Holdings Co. Ltd. (a)	10,200	21,543
Common Stocks - continued
	Shares	Value
Hong Kong - continued
China Merchant Holdings International Co. Ltd.	12,121	$ 42,980
China Mobile Ltd.	65,500	716,190
China Overseas Land and Investment Ltd.	44,000	136,447
China Resources Enterprise Ltd.	14,000	50,184
China Resources Power Holdings Co. Ltd.	20,000	55,316
China Unicom Ltd.	52,000	83,211
CITIC Pacific Ltd.	12,000	19,310
CLP Holdings Ltd.	19,500	165,823
CNOOC Ltd.	195,000	401,287
Dah Chong Hong Holdings Ltd.	9,000	10,398
Far East Horizon Ltd.	14,000	10,651
Fosun International Ltd.	18,000	12,533
Franshion Properties China Ltd.	42,000	15,434
Fushan International Energy Group Ltd.	36,000	15,458
Galaxy Entertainment Group Ltd. (a)	23,000	103,650
Guangdong Investment Ltd.	28,000	23,251
Hang Lung Properties Ltd.	25,000	94,289
Hang Seng Bank Ltd.	8,100	132,643
Henderson Land Development Co. Ltd.	10,124	72,842
HKT Trust / HKT Ltd. unit	22,000	20,510
Hong Kong & China Gas Co. Ltd.	56,200	159,424
Hong Kong Exchanges and Clearing Ltd.	11,696	221,843
Hopewell Holdings Ltd.	5,500	22,694
Hutchison Whampoa Ltd.	23,000	257,124
Hysan Development Co. Ltd.	8,020	40,382
Lenovo Group Ltd.	64,000	66,596
Link (REIT)	24,328	126,418
Mmg Ltd. (a)	12,000	4,859
MTR Corp. Ltd.	15,500	63,955
New World Development Co. Ltd.	38,130	70,110
PCCW Ltd.	40,000	17,691
Poly (Hong Kong) Investments Ltd. (a)	18,000	13,810
Power Assets Holdings Ltd.	15,000	129,974
Shanghai Industrial Holdings Ltd.	5,000	17,762
Sino Land Ltd.	30,600	57,212
Sino-Ocean Land Holdings Ltd.	28,689	22,898
SJM Holdings Ltd.	21,000	57,270
Sun Art Retail Group Ltd.	26,500	38,543
Sun Hung Kai Properties Ltd.	17,333	284,510
Swire Pacific Ltd. (A Shares)	7,500	96,272
Swire Properties Ltd.	12,600	46,141
Wharf Holdings Ltd.	16,000	141,321
Common Stocks - continued
	Shares	Value
Hong Kong - continued
Wheelock and Co. Ltd.	10,000	$ 56,348
Wing Hang Bank Ltd.	2,006	21,029
Yuexiu Property Co. Ltd.	66,000	23,573
TOTAL HONG KONG		5,265,070
Hungary - 0.1%
Magyar Telekom PLC	4,429	8,367
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	462	39,812
OTP Bank PLC	2,445	52,579
TOTAL HUNGARY		100,758
India - 1.6%
ACC Ltd.	407	10,108
Adani Enterprises Ltd. (a)	2,110	9,903
Aditya Birla Nuvo Ltd.	252	5,372
Ambuja Cements Ltd.	7,380	28,246
Asian Paints India Ltd.	269	22,728
Axis Bank Ltd.	2,614	73,852
Bajaj Auto Ltd.	996	37,898
Bank of Baroda	705	11,483
Bank of India	1,387	9,190
Bharat Heavy Electricals Ltd.	5,951	25,446
Bharat Petroleum Corp. Ltd.	1,513	11,657
Bharti Airtel Ltd. (a)	6,415	40,892
Cairn India Ltd.	5,577	33,844
Canara Bank (a)	1,035	9,347
Cipla Ltd.	3,431	26,215
Coal India Ltd.	5,590	37,076
Dabur India Ltd.	4,247	10,579
Divi's Laboratories Ltd.	285	5,618
DLF Ltd.	4,301	22,411
Dr. Reddy's Laboratories Ltd.	1,117	40,140
GAIL India Ltd.	4,596	29,526
Godrej Consumer Products Ltd.	1,448	19,351
HCL Technologies Ltd.	1,984	25,622
HDFC Bank Ltd.	16,621	200,828
Hero Motocorp Ltd.	537	18,366
Hindalco Industries Ltd.	12,251	26,721
Hindustan Unilever Ltd.	9,481	84,346
Housing Development Finance Corp. Ltd. (a)	15,878	234,422
ICICI Bank Ltd.	4,669	104,100
Idea Cellular Ltd. (a)	5,842	12,386
Common Stocks - continued
	Shares	Value
India - continued
Infosys Ltd.	4,703	$ 246,608
Infrastructure Development Finance Co. Ltd.	12,313	39,221
ITC Ltd.	23,118	133,501
Jaiprakash Associates Ltd.	10,012	16,341
Jindal Steel & Power Ltd. (a)	4,441	35,028
JSW Steel Ltd. (a)	673	11,148
Kotak Mahindra Bank Ltd.	3,165	40,419
Larsen & Toubro Ltd.	2,349	67,983
LIC Housing Finance Ltd. (a)	3,677	19,429
Lupin Ltd. (a)	1,772	20,100
Mahindra & Mahindra Ltd.	3,172	52,946
Maruti Suzuki India Ltd.	317	9,411
Mundra Port and SEZ Ltd.	3,684	10,411
NTPC Ltd.	5,628	16,596
Oil & Natural Gas Corp. Ltd.	8,247	52,586
Piramal Enterprises Ltd.	1,061	11,289
Power Finance Corp. Ltd.	2,492	9,874
Power Grid Corp. of India Ltd.	11,304	23,382
Ranbaxy Laboratories Ltd. (a)	1,021	8,579
Reliance Capital Ltd.	1,117	9,961
Reliance Communication Ltd. (a)	7,409	11,501
Reliance Industries Ltd.	14,082	234,365
Reliance Infrastructure Ltd. (a)	924	8,941
Reliance Power Ltd. (a)	4,725	8,182
Rural Electrification Corp. Ltd.	2,497	11,317
Satyam Computer Services Ltd. (a)	7,922	17,807
Sesa Goa Ltd.	3,037	10,634
Shriram Transport Finance Co. Ltd.	1,468	21,763
Siemens India Ltd.	750	9,241
State Bank of India	1,405	64,296
Sterlite Industries (India) Ltd.	16,429	34,997
Sun Pharmaceutical Industries Ltd.	3,327	44,839
Tata Consultancy Services Ltd.	5,038	127,111
Tata Motors Ltd.	8,394	46,627
Tata Power Co. Ltd.	9,451	17,935
Tata Steel Ltd.	3,657	27,794
Titan Industries Ltd. (a)	1,836	9,627
Ultratech Cemco Ltd.	510	18,213
Unitech Ltd. (a)	18,169	12,567
United Breweries Ltd.	502	6,885
United Spirits Ltd. (a)	938	31,770
Common Stocks - continued
	Shares	Value
India - continued
Wipro Ltd.	5,422	$ 41,886
Zee Entertainment Enterprises Ltd. (a)	4,823	20,831
TOTAL INDIA		2,901,615
Indonesia - 0.6%
PT Adaro Energy Tbk	139,500	23,735
PT Astra Agro Lestari Tbk	5,500	10,691
PT Astra International Tbk	222,000	168,259
PT Bank Central Asia Tbk	135,500	134,836
PT Bank Danamon Indonesia Tbk Series A	38,500	24,218
PT Bank Mandiri (Persero) Tbk	104,000	97,056
PT Bank Negara Indonesia (Persero) Tbk	83,500	33,796
PT Bank Rakyat Indonesia Tbk	123,000	100,835
PT Bumi Resources Tbk	108,500	7,608
PT Charoen Pokphand Indonesia Tbk	85,000	33,965
PT Global Mediacom Tbk	51,000	11,438
PT Gudang Garam Tbk	5,500	29,407
PT Indo Tambangraya Megah Tbk	3,500	14,960
PT Indocement Tunggal Prakarsa Tbk	16,500	37,007
PT Indofood Sukses Makmur Tbk	48,500	30,258
PT Indosat Tbk	10,000	7,012
PT Jasa Marga Tbk	23,000	13,045
PT Kalbe Farma Tbk	232,000	26,077
PT Media Nusantara Citra Tbk	34,000	8,327
PT Perusahaan Gas Negara Tbk Series B	115,000	55,439
PT Semen Gresik (Persero) Tbk	31,500	51,160
PT Tambang Batubbara Bukit Asam Tbk	7,000	11,188
PT Telkomunikasi Indonesia Tbk Series B	109,500	110,151
PT Unilever Indonesia Tbk	15,000	34,107
PT United Tractors Tbk	18,500	37,677
PT XL Axiata Tbk	20,500	10,570
TOTAL INDONESIA		1,122,822
Ireland - 0.2%
CRH PLC	7,942	171,328
Elan Corp. PLC (a)	5,570	58,770
James Hardie Industries PLC CDI	4,718	50,183
Kerry Group PLC Class A	1,640	86,066
Prothena Corp. PLC (a)	93	559
Ryanair Holdings PLC sponsored ADR	220	8,569
TOTAL IRELAND		375,475
Common Stocks - continued
	Shares	Value
Isle of Man - 0.1%
Genting Singapore PLC	69,000	$ 86,414
Israel - 0.4%
Bank Hapoalim BM (Reg.) (a)	10,828	45,572
Bank Leumi le-Israel BM (a)	13,501	44,991
Bezeq Israeli Telecommunication Corp. Ltd.	18,718	21,968
Delek Group Ltd.	40	9,846
Israel Chemicals Ltd.	4,623	61,249
Israel Corp. Ltd. (Class A)	22	15,019
Mellanox Technologies Ltd. (a)	430	21,912
Mizrahi Tefahot Bank Ltd. (a)	1,312	13,884
NICE Systems Ltd. (a)	590	21,682
Teva Pharmaceutical Industries Ltd.	6,941	263,741
Teva Pharmaceutical Industries Ltd. sponsored ADR	3,325	126,317
TOTAL ISRAEL		646,181
Italy - 1.5%
Assicurazioni Generali SpA	12,648	242,317
Atlantia SpA	3,698	68,438
Banca Monte dei Paschi di Siena SpA (a)(d)	64,348	21,546
Banco Popolare Societa Cooperativa (a)	19,023	39,648
Enel Green Power SpA	19,389	39,990
Enel SpA	71,441	311,572
ENI SpA	27,456	685,783
EXOR SpA	614	18,166
Fiat Industrial SpA	9,050	116,553
Fiat SpA	9,342	57,081
Finmeccanica SpA (a)	4,624	30,388
Intesa Sanpaolo SpA	107,573	219,386
Intesa Sanpaolo SpA (Risparmio Shares)	12,640	21,470
Luxottica Group SpA	1,824	84,180
Mediobanca SpA	5,705	41,946
Pirelli & C SpA	2,843	34,877
Prysmian SpA	2,202	47,120
Saipem SpA	2,789	79,146
Snam Rete Gas SpA	18,405	93,064
Telecom Italia SpA	103,631	102,832
Terna SpA	14,438	60,851
UniCredit SpA (a)	44,045	284,429
Unione di Banche Italiane SCPA	9,210	48,096
TOTAL ITALY		2,748,879
Common Stocks - continued
	Shares	Value
Japan - 13.2%
ABC-Mart, Inc.	200	$ 7,611
ACOM Co. Ltd. (a)	310	8,095
Advantest Corp.	1,800	24,428
Aeon Co. Ltd.	6,700	76,052
AEON Credit Service Co. Ltd.	800	16,570
Aeon Mall Co. Ltd.	700	16,879
Air Water, Inc.	2,000	25,567
Aisin Seiki Co. Ltd.	2,100	68,618
Ajinomoto Co., Inc.	7,000	94,997
Alfresa Holdings Corp.	400	17,541
All Nippon Airways Ltd.	13,000	25,447
Amada Co. Ltd.	4,000	25,021
Aozora Bank Ltd.	12,000	33,725
Asahi Glass Co. Ltd.	11,000	72,896
Asahi Group Holdings	4,200	89,057
Asahi Kasei Corp.	13,000	75,061
Asics Corp.	1,800	25,609
Astellas Pharma, Inc.	4,800	244,344
Bank of Kyoto Ltd.	3,000	24,835
Bank of Yokohama Ltd.	13,000	62,125
Benesse Holdings, Inc.	700	30,543
Bridgestone Corp.	7,000	183,181
Brother Industries Ltd.	2,200	23,360
Calbee, Inc.	200	16,447
Canon, Inc.	12,300	447,907
Casio Computer Co. Ltd.	2,200	18,958
Central Japan Railway Co.	1,600	139,975
Chiba Bank Ltd.	8,000	49,866
Chiyoda Corp.	2,000	25,086
Chubu Electric Power Co., Inc.	6,900	87,151
Chugai Pharmaceutical Co. Ltd.	2,400	49,367
Chugoku Electric Power Co., Inc.(THE)	3,100	40,748
Citizen Holdings Co. Ltd.	2,300	13,205
Coca-Cola West Co. Ltd.	500	7,890
Cosmo Oil Co. Ltd.	7,000	15,769
Credit Saison Co. Ltd.	1,800	38,049
Dai Nippon Printing Co. Ltd.	6,000	48,488
Dai-ichi Mutual Life Insurance Co.	93	133,329
Daicel Chemical Industries Ltd.	3,000	20,963
Daido Steel Co. Ltd.	3,000	13,418
Daihatsu Motor Co. Ltd.	2,000	41,599
Daiichi Sankyo Kabushiki Kaisha	7,200	121,883
Common Stocks - continued
	Shares	Value
Japan - continued
Daikin Industries Ltd.	2,500	$ 95,413
Dainippon Sumitomo Pharma Co. Ltd.	1,900	26,761
Daito Trust Construction Co. Ltd.	800	78,911
Daiwa House Industry Co. Ltd.	5,000	91,804
Daiwa Securities Group, Inc.	18,000	104,522
DeNA Co. Ltd.	1,200	37,951
Denki Kagaku Kogyo KK	4,000	14,435
Denso Corp.	5,200	194,478
Dentsu, Inc.	1,900	53,087
Don Quijote Co. Ltd.	500	19,903
East Japan Railway Co.	3,700	250,052
Eisai Co. Ltd.	2,700	118,104
Electric Power Development Co. Ltd.	1,300	29,811
FamilyMart Co. Ltd.	600	24,146
Fanuc Corp.	2,100	327,246
Fast Retailing Co. Ltd.	600	157,997
Fuji Electric Co. Ltd.	5,000	11,701
Fuji Heavy Industries Ltd.	7,000	94,231
Fujifilm Holdings Corp.	5,000	99,623
Fujitsu Ltd.	21,000	84,969
Fukuoka Financial Group, Inc.	9,000	37,892
Furukawa Electric Co. Ltd. (a)	6,000	12,138
Fyushu Electric Power Co., Inc.	4,500	43,256
GREE, Inc.	800	11,898
GS Yuasa Corp.	3,000	10,695
Gunma Bank Ltd.	4,000	19,334
Hakuhodo DY Holdings, Inc.	200	13,604
Hamamatsu Photonics K.K.	700	26,754
Hankyu Hanshin Holdings, Inc.	12,000	65,482
Hino Motors Ltd.	3,000	31,494
Hirose Electric Co. Ltd.	300	35,661
Hiroshima Bank Ltd.	6,000	25,524
Hisamitsu Pharmaceutical Co., Inc.	600	32,118
Hitachi Chemical Co. Ltd.	900	12,667
Hitachi Construction Machinery Co. Ltd.	1,200	27,544
Hitachi High-Technologies Corp.	600	11,935
Hitachi Ltd.	50,000	296,353
Hitachi Metals Ltd.	2,000	17,169
Hokkaido Electric Power Co., Inc.	2,200	21,075
Hokuriku Electric Power Co., Inc.	1,700	18,739
Honda Motor Co. Ltd.	17,600	665,266
Hoya Corp.	4,800	92,646
Common Stocks - continued
	Shares	Value
Japan - continued
Hulic Co. Ltd.	2,600	$ 16,462
Ibiden Co. Ltd.	1,200	17,099
Idemitsu Kosan Co. Ltd.	200	17,541
INPEX Corp.	23	133,304
Isetan Mitsukoshi Holdings Ltd.	3,900	38,512
Ishikawajima-Harima Heavy Industries Co. Ltd.	13,000	33,692
Isuzu Motors Ltd.	13,000	81,459
Itochu Corp.	16,200	183,179
ITOCHU Techno-Solutions Corp.	200	8,683
Iyo Bank Ltd.	3,000	24,539
J Front Retailing Co. Ltd.	5,000	27,448
Japan Airlines Co. Ltd.	700	28,935
Japan Petroleum Exploration Co. Ltd.	400	14,741
Japan Prime Realty Investment Corp.	8	22,746
Japan Real Estate Investment Corp.	6	60,627
Japan Retail Fund Investment Corp.	23	43,563
Japan Steel Works Ltd.	3,000	17,322
Japan Tobacco, Inc.	9,700	301,995
JFE Holdings, Inc.	5,300	112,961
JGC Corp.	2,000	56,624
Joyo Bank Ltd.	7,000	32,839
JSR Corp.	2,000	39,499
JTEKT Corp.	2,100	22,413
Jupiter Telecommunications Co.	24	28,739
JX Holdings, Inc.	24,700	145,858
Kajima Corp.	8,000	23,971
Kamigumi Co. Ltd.	3,000	24,474
Kaneka Corp.	3,000	16,042
Kansai Electric Power Co., Inc.	8,200	78,014
Kansai Paint Co. Ltd.	3,000	33,364
Kao Corp.	5,800	166,430
Kawasaki Heavy Industries Ltd.	15,000	46,421
KDDI Corp.	2,900	215,649
Keihin Electric Express Railway Co. Ltd.	5,000	42,430
Keio Corp.	6,000	44,551
Keisei Electric Railway Co.	3,000	26,606
Keyence Corp.	510	141,492
Kikkoman Corp.	2,000	29,942
Kinden Corp.	1,000	6,638
Kintetsu Corp.	17,000	69,900
Kirin Holdings Co. Ltd.	10,000	124,774
Kobe Steel Ltd. (a)	29,000	35,836
Common Stocks - continued
	Shares	Value
Japan - continued
Koito Manufacturing Co. Ltd.	1,000	$ 16,655
Komatsu Ltd.	10,200	271,606
Konami Corp.	900	19,044
Konica Minolta Holdings, Inc.	5,500	43,726
Kubota Corp.	12,000	137,000
Kuraray Co. Ltd.	3,600	46,218
Kurita Water Industries Ltd.	1,300	25,532
Kyocera Corp.	1,700	153,743
Kyowa Hakko Kirin Co., Ltd.	3,000	28,345
Lawson, Inc.	600	43,502
LIXIL Group Corp.	3,000	69,681
Mabuchi Motor Co. Ltd.	200	8,978
Makita Corp.	1,200	58,461
Marubeni Corp.	18,000	132,079
Marui Group Co. Ltd.	2,000	16,250
Maruichi Steel Tube Ltd.	500	11,121
Mazda Motor Corp. (a)	28,000	75,324
McDonald's Holdings Co. (Japan) Ltd.	800	20,533
Medipal Holdings Corp.	1,500	18,995
Meiji Holdings Co. Ltd.	700	31,002
Miraca Holdings, Inc.	700	29,203
Mitsubishi Chemical Holdings Corp.	14,000	64,913
Mitsubishi Corp.	15,200	320,472
Mitsubishi Electric Corp.	21,000	173,842
Mitsubishi Estate Co. Ltd.	14,000	338,958
Mitsubishi Gas Chemical Co., Inc.	4,000	26,726
Mitsubishi Heavy Industries Ltd.	33,000	176,467
Mitsubishi Logistics Corp.	1,000	15,004
Mitsubishi Materials Corp.	12,000	38,449
Mitsubishi Motors Corp. of Japan (a)	42,000	43,633
Mitsubishi Tanabe Pharma Corp.	2,200	29,519
Mitsubishi UFJ Financial Group, Inc.	137,500	781,982
Mitsubishi UFJ Lease & Finance Co. Ltd.	650	29,534
Mitsui & Co. Ltd.	19,000	286,937
Mitsui Chemicals, Inc.	10,000	23,730
Mitsui Fudosan Co. Ltd.	9,000	205,599
Mitsui OSK Lines Ltd.	11,000	36,208
Mizuho Financial Group, Inc.	246,100	491,211
MS&AD Insurance Group Holdings, Inc.	5,300	111,222
Murata Manufacturing Co. Ltd.	2,200	135,448
Nabtesco Corp.	1,200	24,959
Namco Bandai Holdings, Inc.	1,700	24,223
Common Stocks - continued
	Shares	Value
Japan - continued
NEC Corp. (a)	27,000	$ 65,843
Nexon Co. Ltd. (a)	1,500	15,764
NGK Insulators Ltd.	3,000	34,939
NGK Spark Plug Co. Ltd.	2,000	25,370
NHK Spring Co. Ltd.	2,000	17,519
Nidec Corp.	1,200	68,763
Nikon Corp.	3,600	102,790
Nintendo Co. Ltd.	1,200	117,054
Nippon Building Fund, Inc.	7	72,185
Nippon Electric Glass Co. Ltd.	4,000	19,247
Nippon Express Co. Ltd.	10,000	41,336
Nippon Meat Packers, Inc.	2,000	27,055
Nippon Paper Group, Inc.	1,000	14,205
Nippon Steel Corp.	81,700	226,039
Nippon Telegraph & Telephone Corp.	4,700	196,843
Nippon Yusen KK	18,000	43,108
Nishi-Nippon City Bank Ltd.	7,000	18,142
Nissan Motor Co. Ltd.	27,100	277,386
Nisshin Seifun Group, Inc.	2,000	24,343
Nissin Food Holdings Co. Ltd.	700	26,601
Nitori Holdings Co. Ltd.	400	30,576
Nitto Denko Corp.	1,800	101,569
NKSJ Holdings, Inc.	4,050	85,079
NOK Corp.	1,000	14,927
Nomura Holdings, Inc.	38,600	220,957
Nomura Real Estate Holdings, Inc.	1,000	18,230
Nomura Real Estate Office Fund, Inc.	3	17,683
Nomura Research Institute Ltd.	1,200	27,492
NSK Ltd.	5,000	35,376
NTT Data Corp.	14	42,760
NTT DoCoMo, Inc.	167	253,185
NTT Urban Development Co.	9	8,996
Obayashi Corp.	7,000	35,901
Odakyu Electric Railway Co. Ltd.	7,000	70,119
Oji Holdings Corp.	9,000	29,132
Olympus Corp. (a)	2,300	50,983
Omron Corp.	2,200	52,302
Ono Pharmaceutical Co. Ltd.	900	47,389
Oracle Corp. Japan	500	20,832
Oriental Ld Co. Ltd.	600	79,786
ORIX Corp.	1,120	119,661
Osaka Gas Co. Ltd.	21,000	78,769
Common Stocks - continued
	Shares	Value
Japan - continued
Otsuka Corp.	200	$ 16,381
Otsuka Holdings Co. Ltd.	3,900	125,728
Panasonic Corp.	24,300	159,955
Park24 Co. Ltd.	1,200	21,665
Rakuten, Inc.	7,500	68,484
Resona Holdings, Inc.	20,300	90,350
Ricoh Co. Ltd.	7,000	77,774
Rinnai Corp.	300	21,193
ROHM Co. Ltd.	1,100	36,568
Sankyo Co. Ltd. (Gunma)	600	23,883
Sanrio Co. Ltd.	500	19,985
Santen Pharmaceutical Co. Ltd.	900	37,055
SBI Holdings, Inc. Japan	2,630	21,772
Secom Co. Ltd.	2,300	114,692
Sega Sammy Holdings, Inc.	2,300	40,645
Sekisui Chemical Co. Ltd.	5,000	48,171
Sekisui House Ltd.	6,000	66,007
Seven & i Holdings Co., Ltd.	8,200	249,466
Seven Bank Ltd.	4,800	11,600
Sharp Corp. (d)	11,000	37,410
Shikoku Electric Power Co., Inc.	1,800	22,046
Shimadzu Corp.	3,000	20,078
Shimamura Co. Ltd.	200	19,640
SHIMANO, Inc.	800	54,590
SHIMIZU Corp.	7,000	22,658
Shin-Etsu Chemical Co., Ltd.	4,400	268,970
Shinsei Bank Ltd.	16,000	32,719
Shionogi & Co. Ltd.	3,100	55,393
Shiseido Co. Ltd.	3,800	52,650
Shizuoka Bank Ltd.	6,000	56,559
Showa Denko KK	16,000	24,496
Showa Shell Sekiyu KK	1,800	10,433
SMC Corp.	600	103,800
So-net M3, Inc.	5	8,152
Softbank Corp.	10,200	363,628
Sojitz Corp.	12,000	17,978
Sony Corp.	10,700	160,048
Sony Financial Holdings, Inc.	2,000	33,769
Square Enix Holdings Co. Ltd.	600	7,447
Stanley Electric Co. Ltd.	1,700	27,793
Sumco Corp. (a)	900	9,340
Sumitomo Chemical Co. Ltd.	15,000	43,797
Common Stocks - continued
	Shares	Value
Japan - continued
Sumitomo Corp.	12,200	$ 157,695
Sumitomo Electric Industries Ltd.	8,200	92,272
Sumitomo Heavy Industries Ltd.	6,000	26,508
Sumitomo Metal Mining Co. Ltd.	6,000	93,368
Sumitomo Mitsui Financial Group, Inc.	14,500	582,377
Sumitomo Mitsui Trust Holdings, Inc.	33,000	121,975
Sumitomo Realty & Development Co. Ltd.	4,000	121,822
Sumitomo Rubber Industries Ltd.	2,000	26,661
Suzuken Co. Ltd.	700	21,449
Suzuki Motor Corp.	3,900	102,058
Sysmex Corp.	800	38,187
T&D Holdings, Inc.	6,300	77,781
Taiheiyo Cement Corp.	13,000	35,398
Taisei Corp.	11,000	32,839
Taisho Pharmaceutical Holdings Co. Ltd.	400	27,601
Taiyo Nippon Sanso Corp.	3,000	20,078
Takashimaya Co. Ltd.	3,000	22,079
Takeda Pharmaceutical Co. Ltd.	8,400	431,735
TDK Corp.	1,300	48,122
Teijin Ltd.	11,000	25,261
Terumo Corp.	1,600	69,987
The Chugoku Bank Ltd.	2,000	27,579
The Hachijuni Bank Ltd.	4,000	20,034
The Suruga Bank Ltd.	2,000	26,070
THK Co. Ltd.	1,200	20,839
Tobu Railway Co. Ltd.	11,000	59,063
Toho Co. Ltd.	1,100	21,039
Toho Gas Co. Ltd.	4,000	21,390
Tohoku Electric Power Co., Inc. (a)	4,800	39,053
Tokio Marine Holdings, Inc.	7,500	221,691
Tokyo Electric Power Co. (a)	17,000	39,598
Tokyo Electron Ltd.	1,800	77,161
Tokyo Gas Co. Ltd.	26,000	122,544
Tokyu Corp.	12,000	65,220
Tokyu Land Corp.	5,000	35,650
TonenGeneral Sekiyu KK	3,000	26,147
Toppan Printing Co. Ltd.	6,000	37,203
Toray Industries, Inc.	16,000	92,383
Toshiba Corp.	44,000	195,352
Toto Ltd.	3,000	23,752
Toyo Seikan Kaisha Ltd.	1,700	21,695
Toyo Suisan Kaisha Ltd.	1,000	27,754
Common Stocks - continued
	Shares	Value
Japan - continued
Toyoda Gosei Co. Ltd.	900	$ 19,940
Toyota Boshoku Corp.	600	7,847
Toyota Industries Corp.	1,700	56,422
Toyota Motor Corp.	29,800	1,423,381
Toyota Tsusho Corp.	2,200	52,278
Trend Micro, Inc.	1,100	32,130
Tsumura & Co.	700	23,041
Ube Industries Ltd.	12,000	24,933
Unicharm Corp.	1,200	63,645
Ushio, Inc.	900	9,724
USS Co. Ltd.	210	23,562
West Japan Railway Co.	1,800	71,059
Yahoo! Japan Corp.	155	60,936
Yakult Honsha Co. Ltd.	1,100	46,372
Yamada Denki Co. Ltd.	980	37,723
Yamaguchi Financial Group, Inc.	2,000	19,268
Yamaha Corp.	1,900	20,113
Yamaha Motor Co. Ltd.	2,800	35,549
Yamato Holdings Co. Ltd.	3,900	65,551
Yamato Kogyo Co. Ltd.	500	14,309
Yamazaki Baking Co. Ltd.	1,000	11,198
Yaskawa Electric Corp.	2,000	18,700
Yokogawa Electric Corp.	1,900	21,172
TOTAL JAPAN		24,455,724
Korea (South) - 3.2%
AMOREPACIFIC Corp.	35	35,225
AMOREPACIFIC Group, Inc.	29	10,982
BS Financial Group, Inc.	2,060	27,264
Celltrion, Inc.	1,380	32,534
Cheil Industries, Inc.	539	43,248
Cheil Worldwide, Inc.	960	19,765
CJ CheilJedang Corp.	78	26,597
CJ Corp.	145	16,659
Coway Co. Ltd.	620	26,954
Daelim Industrial Co.	318	27,094
Daewoo Engineering & Construction Co. Ltd. (a)	1,470	12,227
Daewoo International Corp.	430	14,702
Daewoo Securities Co. Ltd.	1,552	17,046
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	920	25,198
DGB Financial Group Co. Ltd.	1,400	18,787
Dongbu Insurance Co. Ltd.	437	18,757
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Doosan Co. Ltd.	108	$ 12,755
Doosan Heavy Industries & Construction Co. Ltd.	471	20,152
Doosan Infracore Co. Ltd. (a)	970	14,354
E-Mart Co. Ltd.	222	49,378
GS Engineering & Construction Corp.	361	18,481
GS Holdings Corp.	560	36,544
Hana Financial Group, Inc.	2,510	89,972
Hankook Tire Co. Ltd. (a)	824	33,853
Hanwha Chemical Corp.	1,050	18,577
Hanwha Corp.	410	12,605
Hanwha Life Insurance Co. Ltd.	1,770	12,071
Hyosung Corp.	229	13,428
Hyundai Department Store Co. Ltd.	177	26,273
Hyundai Engineering & Construction Co. Ltd.	705	44,451
Hyundai Fire & Marine Insurance Co. Ltd.	760	23,401
Hyundai Glovis Co. Ltd.	157	29,293
Hyundai Heavy Industries Co. Ltd.	449	88,726
Hyundai Hysco Co. Ltd.	330	11,435
Hyundai Industrial Development & Construction Co.	520	11,160
Hyundai Merchant Marine Co. Ltd. (a)	446	8,383
Hyundai Mipo Dockyard Co. Ltd.	120	12,904
Hyundai Mobis	741	194,102
Hyundai Motor Co.	1,676	315,787
Hyundai Securities Co. Ltd.	1,300	10,598
Hyundai Steel Co.	567	43,202
Hyundai Wia Corp.	154	20,807
Industrial Bank of Korea	1,680	18,992
Kangwon Land, Inc.	960	27,573
KB Financial Group, Inc.	4,050	144,297
KCC Corp.	37	9,896
Kia Motors Corp.	2,909	138,230
Korea Aerospace Industries Ltd.	410	9,515
Korea Electric Power Corp. (a)	2,800	83,175
Korea Exchange Bank (a)	3,280	22,851
Korea Gas Corp.	230	14,100
Korea Investment Holdings Co. Ltd.	380	14,774
Korea Zinc Co. Ltd.	96	33,882
Korean Air Lines Co. Ltd. (a)	428	17,879
KT Corp.	430	14,485
KT&G Corp.	1,187	82,806
Kumho Petro Chemical Co. Ltd.	136	14,875
LG Chemical Ltd.	505	141,334
Common Stocks - continued
	Shares	Value
Korea (South) - continued
LG Corp.	1,089	$ 64,158
LG Display Co. Ltd. (a)	2,640	70,953
LG Electronics, Inc.	1,169	77,467
LG Household & Health Care Ltd.	97	54,116
LG Innotek Co. Ltd. (a)	103	7,242
LG Telecom Ltd.	2,790	20,874
Lotte Chemical Corp.	184	42,702
Lotte Confectionery Co. Ltd.	7	11,098
Lotte Shopping Co. Ltd.	118	40,399
LS Cable Ltd.	159	13,372
LS Industrial Systems Ltd.	116	7,186
Mando Corp.	127	14,124
Mirae Asset Securities Co. Ltd.	220	7,633
NCSOFT Corp.	153	19,406
Neo-Concept Holdings Co. Ltd.	50	0
NHN Corp.	441	97,684
Oci Co. Ltd.	191	29,405
Orion Corp.	39	36,455
POSCO	713	233,277
S-Oil Corp.	512	46,070
S1 Corp.	187	11,223
Samsung C&T Corp.	1,409	82,105
Samsung Card Co. Ltd.	370	12,175
Samsung Electro-Mechanics Co. Ltd.	618	52,086
Samsung Electronics Co. Ltd.	1,191	1,585,066
Samsung Engineering Co. Ltd.	317	45,306
Samsung Fire & Marine Insurance Co. Ltd.	392	79,444
Samsung Heavy Industries Ltd.	1,650	58,007
Samsung Life Insurance Co. Ltd.	617	59,544
Samsung SDI Co. Ltd.	357	46,757
Samsung Securities Co. Ltd.	711	36,857
Samsung Techwin Co. Ltd.	442	23,400
Shinhan Financial Group Co. Ltd.	4,650	175,014
Shinsegae Co. Ltd.	62	12,537
SK C&C Co. Ltd.	252	23,972
SK Energy Co. Ltd.	645	101,670
SK Holdings Co. Ltd.	274	43,316
SK Hynix, Inc.	5,790	129,848
SK Networks Co. Ltd.	1,070	7,917
SK Telecom Co. Ltd.	90	13,851
Woori Finance Holdings Co. Ltd.	3,880	45,647
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Woori Investment & Securities Co. Ltd.	1,271	$ 14,427
Yuhan Corp.	106	17,878
TOTAL KOREA (SOUTH)		5,906,063
Luxembourg - 0.3%
ArcelorMittal SA (Netherlands)	10,951	187,913
Kernel Holding SA (a)	565	12,740
Millicom International Cellular SA (depository receipt)	657	60,555
SES SA FDR (France) unit	3,292	100,773
Subsea 7 SA	3,116	75,406
Tenaris SA	4,992	104,654
TOTAL LUXEMBOURG		542,041
Malaysia - 0.8%
AirAsia Bhd	11,700	10,469
AMMB Holdings Bhd	20,500	41,963
Axiata Group Bhd	26,600	53,936
Berjaya Sports Toto Bhd	7,973	11,163
British American Tobacco (Malaysia) Bhd	1,200	22,169
Bumi Armada Bhd	12,100	14,682
Bumiputra-Commerce Holdings Bhd	53,700	124,614
DiGi.com Bhd	32,600	51,623
Felda Global Ventures Holdings Bhd	11,400	16,805
Gamuda Bhd	19,400	23,228
Genting Bhd	23,500	71,854
Genting Malaysia Bhd	33,200	39,216
Genting Plantations Bhd	1,800	4,768
Hong Leong Bank Bhd	5,300	24,291
Hong Leong Credit Bhd	1,600	7,086
IHH Healthcare Bhd	23,000	24,355
IJM Corp. Bhd	11,300	18,330
IOI Corp. Bhd	33,600	53,747
Kuala Lumpur Kepong Bhd	5,100	35,620
Lafarge Malayan Cement Bhd	5,000	14,966
Malayan Banking Bhd	45,111	128,930
Malaysia Airports Holdings Bhd	4,962	8,800
Malaysia Marine and Heavy Engineering Sdn Bhd	3,300	4,472
Malaysian Plantations Bhd	10,600	14,568
Maxis Bhd	24,000	49,205
MISC Bhd (a)	13,800	19,765
MMC Corp. Bhd	7,700	6,047
Parkson Holdings Bhd	6,900	10,726
Common Stocks - continued
	Shares	Value
Malaysia - continued
Petronas Chemicals Group Bhd	29,200	$ 55,919
Petronas Dagangan Bhd	2,500	18,330
Petronas Gas Bhd	6,600	39,426
PPB Group Bhd	5,400	21,656
Public Bank Bhd (For. Reg.)	11,000	54,947
RHB Capital Bhd	5,308	13,223
SapuraKencana Petroleum Bhd (a)	25,100	23,589
Sime Darby Bhd	29,800	89,199
Telekom Malaysia Bhd	12,200	21,793
Tenaga Nasional Bhd	31,000	69,842
UEM Land Holdings Bhd (a)	16,200	11,471
UMW Holdings Bhd	5,000	19,537
YTL Corp. Bhd	56,526	30,019
YTL Power International Bhd	28,200	13,796
TOTAL MALAYSIA		1,390,145
Mauritius - 0.0%
Golden Agri-Resources Ltd.	81,000	41,559
Mexico - 1.2%
Alfa SA de CV Series A	32,000	76,838
Alpek SA de CV	5,800	14,406
America Movil S.A.B. de CV Series L	422,600	530,801
CEMEX SA de CV unit	111,776	121,933
Coca-Cola FEMSA SAB de CV Series L	4,500	71,209
Compartamos SAB de CV	10,600	16,474
Controladora Commercial Mexicana SA unit	4,800	17,460
El Puerto de Liverpool SA Class C	1,900	21,057
Embotelladoras Arca SAB de CC	3,900	29,741
Fomento Economico Mexicano SAB de CV unit	21,200	228,914
Grupo Aeroportuario del Pacifico SA de CV Series B	3,600	22,430
Grupo Aeroportuario del Sureste SA de CV Series B	2,400	28,793
Grupo Bimbo SAB de CV Series A	17,800	46,031
Grupo Carso SA de CV Series A1	6,300	30,587
Grupo Financiero Banorte S.A.B. de CV Series O	19,600	135,146
Grupo Financiero Inbursa SAB de CV Series O	20,600	57,727
Grupo Financiero Santander Mexico SAB de CV	16,100	49,713
Grupo Mexico SA de CV Series B	41,824	155,854
Grupo Modelo SAB de CV Series C	6,700	57,011
Grupo Televisa SA de CV	28,300	158,565
Industrias CH SA de CV (a)	2,200	18,125
Industrias Penoles SA de CV	1,555	76,379
Kimberly-Clark de Mexico SA de CV Series A	16,400	45,906
Common Stocks - continued
	Shares	Value
Mexico - continued
Mexichem SAB de CV	10,621	$ 60,078
Minera Frisco SAB de CV (a)	6,400	27,463
Wal-Mart de Mexico SA de CV Series V	57,000	184,791
TOTAL MEXICO		2,283,432
Morocco - 0.0%
Attijariwafa Bank	325	12,238
Douja Promotion Groupe Addoha SA	1,252	9,247
Maroc Telecom SA	1,264	16,146
TOTAL MOROCCO		37,631
Netherlands - 1.9%
AEGON NV	18,647	124,493
Akzo Nobel NV	2,573	176,043
ASML Holding NV (Netherlands)	3,443	258,277
Corio NV	762	37,004
D.E. Master Blenders 1753 NV (a)	6,600	81,424
Delta Lloyd NV	1,619	31,853
European Aeronautic Defence and Space Co. (EADS) NV	4,474	210,218
Fugro NV (Certificaten Van Aandelen)	748	45,333
Gemalto NV	885	78,804
Heineken Holding NV (A Shares)	1,048	61,935
Heineken NV (Bearer)	2,489	175,028
ING Groep NV (Certificaten Van Aandelen) (a)	41,524	419,986
Koninklijke Ahold NV	10,924	160,489
Koninklijke Boskalis Westminster NV	883	40,440
Koninklijke KPN NV	11,418	64,277
Koninklijke Philips Electronics NV	11,229	349,739
QIAGEN NV (a)	2,438	51,211
Randstad Holding NV	1,280	53,078
Reed Elsevier NV	7,407	115,105
Royal DSM NV	1,672	102,513
STMicroelectronics NV	6,746	58,318
TNT Express NV	3,590	27,585
Unilever NV (Certificaten Van Aandelen) (Bearer)	17,537	710,533
Vopak NV	741	50,598
Wolters Kluwer NV (Certificaten Van Aandelen)	3,086	62,559
Ziggo NV	1,324	42,238
TOTAL NETHERLANDS		3,589,081
New Zealand - 0.1%
Auckland International Airport Ltd.	9,245	21,995
Contact Energy Ltd.	3,640	15,945
Common Stocks - continued
	Shares	Value
New Zealand - continued
Fletcher Building Ltd.	7,181	$ 57,370
Sky City Entertainment Group Ltd.	6,783	22,598
Telecom Corp. of New Zealand Ltd.	21,010	42,757
TOTAL NEW ZEALAND		160,665
Norway - 0.5%
Aker Solutions ASA	1,879	41,103
DnB NOR ASA	10,635	148,733
Gjensidige Forsikring ASA	2,312	36,354
Norsk Hydro ASA	9,663	46,291
Orkla ASA (A Shares)	8,608	75,950
StatoilHydro ASA	11,953	318,458
Telenor ASA	7,619	168,059
Yara International ASA	2,007	107,093
TOTAL NORWAY		942,041
Peru - 0.0%
Compania de Minas Buenaventura SA sponsored ADR	2,161	63,944
Philippines - 0.2%
Aboitiz Equity Ventures, Inc.	21,350	29,133
Aboitiz Power Corp.	19,300	18,063
Alliance Global Group, Inc.	50,100	23,284
Ayala Corp.	2,020	28,184
Ayala Land, Inc.	61,300	43,667
Bank of the Philippine Islands (BPI)	8,840	21,715
BDO Unibank, Inc.	15,563	29,398
DMCI Holdings, Inc.	8,610	11,632
Globe Telecom, Inc.	245	6,464
International Container Terminal Services, Inc.	8,220	15,356
Jollibee Food Corp.	4,640	12,503
Metropolitan Bank & Trust Co.	1,650	4,272
Philippine Long Distance Telephone Co.	415	28,562
PNOC Energy Development Corp.	67,400	11,838
San Miguel Corp.	4,310	11,858
SM Investments Corp.	2,280	53,318
SM Prime Holdings, Inc.	68,100	29,341
Universal Robina Corp.	8,960	19,236
TOTAL PHILIPPINES		397,824
Poland - 0.3%
Asseco Poland SA	769	11,195
Bank Handlowy w Warszawie SA	464	14,365
Common Stocks - continued
	Shares	Value
Poland - continued
Bank Millennium SA (a)	4,774	$ 7,058
Bank Polska Kasa Opieki SA	1,324	65,189
BRE Bank SA (a)	148	15,488
Cyfrowy Polsat SA (a)	2,660	14,414
ENEA SA	677	3,346
Eurocash SA	627	10,203
Grupa Lotos SA (a)	656	8,486
Jastrzebska Spolka Weglowa SA	348	10,582
KGHM Polska Miedz SA (Bearer)	1,503	91,847
Polish Oil & Gas Co. (a)	19,900	35,407
Polska Grupa Energetyczna SA	8,087	44,631
Polski Koncern Naftowy Orlen SA (a)	3,342	52,976
Powszechna Kasa Oszczednosci Bank SA	7,975	89,342
Powszechny Zaklad Ubezpieczen SA	614	80,941
Synthos SA	5,870	9,969
Tauron Polska Energia SA	10,846	16,561
Telekomunikacja Polska SA	8,607	33,412
TOTAL POLAND		615,412
Portugal - 0.1%
Banco Espirito Santo SA (Reg.) (a)	23,448	33,270
Energias de Portugal SA	21,634	69,765
Galp Energia SGPS SA Class B	2,871	46,642
Jeronimo Martins SGPS SA	2,342	49,782
Portugal Telecom SGPS SA (Reg.)	6,239	36,423
TOTAL PORTUGAL		235,882
Russia - 1.4%
Federal Grid Co. of Unified Energy System (a)	3,696,897	26,639
Federal Grid Co. of Unified Energy System rights (a)	16,128	0
Gazprom OAO sponsored ADR (Reg. S)	57,603	542,620
Inter Rao Ues JSC (a)	23,700,000	19,436
Interregional Distribution Grid Companies Holding JSC (a)	233,413	17,032
LSR Group OJSC GDR (Reg. S)	2,758	13,831
Lukoil Oil Co. sponsored ADR (United Kingdom)	5,513	372,128
Magnit OJSC GDR (Reg. S)	2,891	128,534
Mechel Steel Group OAO sponsored ADR	1,573	10,618
Megafon OJSC GDR	994	26,848
Mobile TeleSystems OJSC sponsored ADR	5,734	112,730
Norilsk Nickel OJSC ADR	5,066	100,763
NOVATEK OAO GDR (Reg. S)	964	112,884
Novolipetsk Steel OJSC GDR (Reg. S)	596	12,635
Common Stocks - continued
	Shares	Value
Russia - continued
Rosneft Oil Co. OJSC GDR (Reg. S)	14,127	$ 124,318
Rostelecom sponsored ADR	2,069	50,173
RusHydro JSC:
ADR rights (a)	2,555	0
sponsored ADR	14,377	35,209
Sberbank (Savings Bank of the Russian Federation) (a)	1,860	6,779
Sberbank (Savings Bank of the Russian Federation) sponsored ADR	26,109	385,108
Severstal JSC GDR (Reg. S)	1,674	20,841
Sistema JSFC sponsored GDR	1,336	29,392
Surgutneftegaz JSC sponsored ADR	9,441	97,903
Tatneft OAO sponsored ADR	2,518	116,256
TMK OAO GDR (Reg. S)	466	7,083
Uralkali OJSC GDR (Reg. S)	2,808	107,097
VTB Bank JSC unit	13,840	50,585
TOTAL RUSSIA		2,527,442
Singapore - 1.1%
Ascendas Real Estate Investment Trust	21,000	42,928
CapitaCommercial Trust (REIT)	20,000	26,906
CapitaLand Ltd.	28,000	90,494
CapitaMall Trust	25,000	42,823
CapitaMalls Asia Ltd.	16,000	27,924
City Developments Ltd.	5,000	47,227
ComfortDelgro Corp. Ltd.	18,000	28,069
DBS Group Holdings Ltd.	20,127	243,284
Fraser & Neave Ltd.	10,000	77,162
Global Logistic Properties Ltd.	22,000	49,061
Hutchison Port Holdings Trust	56,000	45,920
Jardine Cycle & Carriage Ltd.	1,000	40,892
Keppel Corp. Ltd.	16,000	148,669
Keppel Ld Ltd.	8,000	27,536
Olam International Ltd.	16,000	20,878
Oversea-Chinese Banking Corp. Ltd.	28,000	221,258
SembCorp Industries Ltd.	10,000	44,277
SembCorp Marine Ltd.	9,000	34,396
Singapore Airlines Ltd.	6,000	53,278
Singapore Exchange Ltd.	9,000	56,648
Singapore Press Holdings Ltd.	17,000	56,316
Singapore Technologies Engineering Ltd.	16,000	50,677
Singapore Telecommunications Ltd.	87,000	246,031
StarHub Ltd.	6,000	18,907
Common Stocks - continued
	Shares	Value
Singapore - continued
United Overseas Bank Ltd.	14,000	$ 213,227
UOL Group Ltd.	5,000	25,249
Wilmar International Ltd.	20,000	61,730
Yangzijiang Shipbuilding Holdings Ltd.	23,000	18,212
TOTAL SINGAPORE		2,059,979
South Africa - 1.6%
Absa Group Ltd.	2,981	57,154
African Bank Investments Ltd.	7,077	24,408
African Rainbow Minerals Ltd.	1,053	23,721
Anglo Platinum Ltd.	732	35,843
AngloGold Ashanti Ltd.	4,088	114,271
ArcelorMittal South Africa Ltd. (a)	2,049	8,029
Aspen Pharmacare Holdings Ltd.	3,333	61,418
Assore Ltd.	442	21,989
Aveng Ltd.	4,004	13,988
Barloworld Ltd.	2,054	19,289
Bidvest Group Ltd.	3,313	79,205
Discovery Holdings Ltd.	3,043	22,534
Exxaro Resources Ltd.	1,250	24,598
FirstRand Ltd.	33,152	119,526
Foschini Ltd.	2,149	28,135
Gold Fields Ltd.	7,888	91,416
Growthpoint Properties Ltd.	17,014	47,913
Harmony Gold Mining Co. Ltd.	4,505	29,032
Impala Platinum Holdings Ltd.	5,718	103,807
Imperial Holdings Ltd.	1,977	43,077
Investec Ltd.	2,984	21,547
Kumba Iron Ore Ltd.	830	55,876
Liberty Holdings Ltd.	1,491	19,252
Life Healthcare Group Holdings Ltd.	10,329	36,328
Massmart Holdings Ltd.	1,042	21,317
MMI Holdings Ltd.	9,826	25,540
Mr Price Group Ltd.	2,464	33,965
MTN Group Ltd.	18,394	360,068
Naspers Ltd. Class N	4,265	275,989
Nedbank Group Ltd.	2,167	47,182
Netcare Ltd.	10,911	23,908
Northam Platinum Ltd.	2,541	10,471
Pick 'n Pay Stores Ltd.	2,599	13,223
Pretoria Portland Cement Co. Ltd.	4,543	16,633
Rand Merchant Insurance Holdings Ltd.	8,340	21,351
Common Stocks - continued
	Shares	Value
South Africa - continued
Redefine Properties Ltd. unit	32,589	$ 34,939
Remgro Ltd.	4,799	87,616
Reunert Ltd.	1,717	14,320
RMB Holdings Ltd.	7,561	36,279
Sanlam Ltd.	19,447	99,007
Sappi Ltd. (a)	5,590	19,542
Sasol Ltd.	5,990	258,677
Shoprite Holdings Ltd.	4,606	86,765
Spar Group Ltd.	2,111	27,763
Standard Bank Group Ltd.	13,042	170,108
Steinhoff International Holdings Ltd.	14,012	42,530
Tiger Brands Ltd.	1,868	61,501
Truworths International Ltd.	4,513	51,220
Vodacom Group Ltd.	3,866	53,925
Woolworths Holdings Ltd.	7,705	54,784
TOTAL SOUTH AFRICA		3,050,979
Spain - 2.0%
Abertis Infraestructuras SA	4,168	71,421
ACS Actividades de Construccion y Servicios SA	1,565	37,548
Amadeus IT Holding SA Class A	3,438	86,243
Banco Bilbao Vizcaya Argentaria SA	58,966	586,227
Banco de Sabadell SA	30,770	82,431
Banco Popular Espanol SA	55,910	50,407
Banco Santander SA	2,494	20,924
Banco Santander SA (Spain)	109,079	913,053
Bankia SA (a)	6,778	4,703
Cintra Concesiones de Infrastructuras de Transporte SA	4,584	73,476
Criteria CaixaCorp SA	8,866	34,995
Distribuidora Internacional de Alimentacion SA	6,623	48,956
Enagas SA	2,086	49,368
Gas Natural SDG SA	3,937	78,608
Grifols SA	1,573	53,502
Grupo Acciona SA	246	19,781
Iberdrola SA	43,401	234,069
Inditex SA	2,363	331,115
International Consolidated Airlines Group SA (a)	9,074	30,752
International Consolidated Airlines Group SA CDI (a)	942	3,178
MAPFRE SA (Reg.)	7,377	22,747
Red Electrica Corporacion SA	1,119	62,310
Repsol YPF SA	8,738	195,111
Common Stocks - continued
	Shares	Value
Spain - continued
Telefonica SA	44,289	$ 640,994
Zardoya Otis SA	1,527	23,450
TOTAL SPAIN		3,755,369
Sweden - 2.1%
Alfa Laval AB	3,696	78,944
ASSA ABLOY AB (B Shares)	3,670	137,383
Atlas Copco AB:
(A Shares)	7,254	206,855
(B Shares)	4,224	107,762
Boliden AB	2,841	52,549
Electrolux AB (B Shares)	2,461	65,030
Elekta AB (B Shares)	3,833	57,032
Getinge AB (B Shares)	2,253	69,526
H&M Hennes & Mauritz AB (B Shares)	10,286	378,899
Hexagon AB (B Shares)	2,465	66,221
Husqvarna AB (B Shares)	3,884	25,126
Industrivarden AB Series C	1,426	25,031
Investment AB Kinnevik	2,222	51,235
Investor AB (B Shares)	4,971	141,205
Lundin Petroleum AB (a)	2,409	61,875
Nordea Bank AB	28,202	311,170
Ratos AB (B Shares)	2,219	21,395
Sandvik AB	10,736	172,408
Scania AB (B Shares)	3,561	73,092
Securitas AB (B Shares)	3,543	33,129
Skandinaviska Enskilda Banken AB (A Shares)	15,403	154,446
Skanska AB (B Shares)	3,940	66,990
SKF AB (B Shares)	4,184	103,846
Svenska Cellulosa AB (SCA) (B Shares)	6,323	153,355
Svenska Handelsbanken AB (A Shares)	5,421	221,688
Swedbank AB (A Shares)	8,574	202,285
Swedish Match Co. AB	2,286	85,790
Tele2 AB (B Shares)	3,312	59,438
Telefonaktiebolaget LM Ericsson (B Shares)	33,018	384,041
TeliaSonera AB	23,298	168,161
Volvo AB (B Shares)	15,319	226,730
TOTAL SWEDEN		3,962,637
Switzerland - 6.0%
ABB Ltd. (Reg.)	23,970	513,839
Actelion Ltd.	1,134	56,198
Common Stocks - continued
	Shares	Value
Switzerland - continued
Adecco SA (Reg.)	1,464	$ 84,135
Aryzta AG	918	51,597
Baloise Holdings AG	510	46,178
Banque Cantonale Vaudoise (Bearer)	37	19,770
Barry Callebaut AG	17	17,121
Compagnie Financiere Richemont SA Series A	5,658	465,361
Credit Suisse Group	13,600	401,646
Ems-Chemie Holding AG	84	21,368
Geberit AG (Reg.)	401	93,767
Givaudan SA	90	100,082
Holcim Ltd. (Reg.)	2,503	194,866
Julius Baer Group Ltd.	2,360	96,599
Kuehne & Nagel International AG	613	72,007
Lindt & Spruengli AG	1	40,657
Lindt & Spruengli AG (participation certificate)	10	35,822
Lonza Group AG	603	35,515
Nestle SA	34,806	2,443,926
Novartis AG	24,875	1,690,915
Pargesa Holding SA	256	19,002
Partners Group Holding AG	187	43,912
Roche Holding AG (participation certificate)	7,592	1,680,159
Schindler Holding AG:
(participation certificate)	499	74,023
(Reg.)	237	34,272
SGS SA (Reg.)	60	142,937
Sika AG (Bearer)	23	58,028
Sonova Holding AG Class B	509	58,895
Sulzer AG (Reg.)	264	41,541
Swatch Group AG (Bearer)	325	178,347
Swatch Group AG (Bearer) (Reg.)	545	51,293
Swiss Life Holding AG	320	48,103
Swiss Prime Site AG	564	47,689
Swiss Re Ltd.	3,816	284,088
Swisscom AG	249	110,402
Syngenta AG (Switzerland)	1,007	433,048
Transocean Ltd. (Switzerland)	3,823	216,975
UBS AG	39,390	684,111
Zurich Insurance Group AG	1,589	457,118
TOTAL SWITZERLAND		11,145,312
Taiwan - 2.4%
Acer, Inc. (a)	25,000	22,054
Common Stocks - continued
	Shares	Value
Taiwan - continued
Advanced Semiconductor Engineering, Inc.	63,916	$ 51,583
Advantech Co. Ltd.	4,000	16,729
Asia Cement Corp.	23,360	29,704
ASUSTeK Computer, Inc.	8,000	91,568
AU Optronics Corp. (a)	86,000	34,979
Capital Securities Corp.	18,090	7,045
Catcher Technology Co. Ltd.	6,000	26,820
Cathay Financial Holding Co. Ltd.	77,750	86,623
Chang Hwa Commercial Bank	40,540	22,377
Cheng Shin Rubber Industry Co. Ltd.	20,260	52,828
Cheng Uei Precision Industries Co. Ltd.	3,029	5,703
Chicony Electronics Co. Ltd.	4,070	11,288
China Airlines Ltd. (a)	22,490	9,863
China Development Finance Holding Corp. (a)	139,800	38,631
China Life Insurance Co. Ltd.	19,563	19,344
China Motor Co. Ltd.	11,000	10,020
China Petrochemical Development Corp.	21,750	13,368
China Steel Corp.	122,960	115,965
Chinatrust Financial Holding Co. Ltd.	129,090	73,878
Chunghwa Telecom Co. Ltd.	42,000	133,826
Clevo Co. Ltd.	6,161	8,554
Compal Electronics, Inc.	49,000	35,593
CTCI Corp.	5,000	9,567
Delta Electronics, Inc.	20,000	72,469
E Ink Holdings, Inc.	5,000	3,683
E.SUN Financial Holdings Co. Ltd.	45,150	25,839
Epistar Corp.	9,000	17,098
Eternal Chemical Co. Ltd.	4,000	3,427
EVA Airways Corp. (a)	19,400	12,417
Evergreen Marine Corp. (Taiwan) (a)	18,000	11,307
Far Eastern Department Stores Co. Ltd.	8,160	8,083
Far Eastern Textile Ltd.	34,510	39,968
Far EasTone Telecommunications Co. Ltd.	18,000	45,777
Farglory Land Development Co. Ltd.	6,000	11,053
Feng Hsin Iron & Steel Co.	3,000	5,384
First Financial Holding Co. Ltd.	71,040	43,302
Formosa Chemicals & Fibre Corp.	35,000	95,056
Formosa International Hotel Corp.	1,000	12,225
Formosa Petrochemical Corp.	13,000	37,464
Formosa Plastics Corp.	43,000	116,783
Formosa Taffeta Co. Ltd.	6,000	5,791
Foxconn Technology Co. Ltd.	7,200	21,042
Common Stocks - continued
	Shares	Value
Taiwan - continued
Fubon Financial Holding Co. Ltd.	59,398	$ 75,932
Giant Manufacturing Co. Ltd.	3,000	15,950
Highwealth Construction Corp.	2,400	4,982
HIWIN Technologies Corp.	2,050	16,453
Hon Hai Precision Industry Co. Ltd. (Foxconn)	110,000	314,392
Hotai Motor Co. Ltd.	3,000	23,925
HTC Corp.	8,000	78,971
Hua Nan Financial Holdings Co. Ltd.	55,527	32,060
Innolux Corp. (a)	76,297	39,660
Inventec Corp.	34,280	13,698
Kinsus Interconnect Technology Corp.	2,000	6,272
Largan Precision Co. Ltd.	1,000	26,177
Lee Chang Yung Chemical Industry Corp.	3,216	4,264
LITE-ON Technology Corp.	22,055	31,742
Macronix International Co. Ltd.	29,607	8,522
MediaTek, Inc.	13,000	142,194
Mega Financial Holding Co. Ltd.	81,690	66,807
Merida Industry Co. Ltd.	2,000	9,143
Nan Ya Plastics Corp.	50,000	101,592
Nankang Rubber Tire Co. Ltd.	5,469	6,408
Novatek Microelectronics Corp.	5,000	19,895
Oriental Union Chemical Corp.	4,000	4,727
Pegatron Corp. (a)	18,000	23,833
Phison Electronics Corp.	1,000	6,756
Pou Chen Corp.	22,000	21,978
Powertech Technology, Inc.	9,000	13,532
President Chain Store Corp.	6,000	32,408
Quanta Computer, Inc.	26,000	60,664
Radiant Opto-Electronics Corp.	4,060	15,742
Realtek Semiconductor Corp.	4,020	9,012
Richtek Technology Corp.	1,000	6,011
Ruentex Development Co. Ltd.	6,000	13,207
Ruentex Industries Ltd.	5,146	13,070
ScinoPharm Taiwan Ltd.	2,000	4,741
Shin Kong Financial Holding Co. Ltd. (a)	58,000	16,361
Siliconware Precision Industries Co. Ltd.	34,000	35,513
SIMPLO Technology Co. Ltd.	4,200	19,556
Sinopac Holdings Co.	57,821	25,455
Standard Foods Corp.	2,240	6,258
Synnex Technology International Corp.	13,000	26,370
Taishin Financial Holdings Co. Ltd.	73,970	29,307
Taiwan Business Bank	22,320	6,795
Common Stocks - continued
	Shares	Value
Taiwan - continued
Taiwan Cement Corp.	33,000	$ 44,589
Taiwan Cooperative Financial Holding Co. Ltd.	48,206	26,854
Taiwan Fertilizer Co. Ltd.	7,000	17,352
Taiwan Glass Industry Corp.	10,225	10,024
Taiwan Mobile Co. Ltd.	17,600	62,580
Taiwan Semiconductor Manufacturing Co. Ltd.	267,000	914,827
TECO Electric & Machinery Co. Ltd.	14,000	11,639
Transcend Information, Inc.	1,000	2,733
Tripod Technology Corp.	4,000	8,060
TSRC Corp.	5,200	10,548
Tung Ho Steel Enterprise Corp.	7,000	7,064
U-Ming Marine Transport Corp.	5,000	8,077
Unified-President Enterprises Corp.	45,540	79,884
Unimicron Technology Corp.	17,000	16,983
United Microelectronics Corp.	129,000	50,386
Walsin Lihwa Corp. (a)	32,000	10,782
Wan Hai Lines Ltd. (a)	17,000	9,269
Wintek Corp. (a)	17,000	8,146
Wistron Corp.	23,600	27,332
WPG Holding Co. Ltd.	16,000	21,510
Yang Ming Marine Transport Corp. (a)	18,000	8,686
Yuanta Financial Holding Co. Ltd.	88,190	47,783
Yulon Motor Co. Ltd.	9,000	16,702
TOTAL TAIWAN		4,368,223
Thailand - 0.6%
Advanced Info Service PCL	2,100	14,789
Advanced Info Service PCL (For. Reg.)	10,800	76,056
Airports of Thailand PCL	2,100	7,430
Airports of Thailand PCL (For. Reg.)	3,300	11,675
Bangkok Bank Public Co. Ltd.	6,700	49,430
Bangkok Bank Public Co. Ltd. (For. Reg.)	8,200	60,496
Bangkok Dusit Medical Service PCL	1,000	4,460
Bangkok Dusit Medical Service PCL (For. Reg.)	2,400	10,704
Bank of Ayudhya PCL	8,800	9,812
Bank of Ayudhya PCL (For. Reg.)	15,000	16,725
Banpu PCL (For. Reg.)	1,150	14,963
BEC World PCL	3,000	7,294
BEC World PCL (For. Reg.)	8,400	20,423
C.P. ALL PCL	9,100	14,266
C.P. ALL PCL (For. Reg.)	39,800	62,396
Central Pattana PCL (For. Reg.)	9,100	26,015
Common Stocks - continued
	Shares	Value
Thailand - continued
Charoen Pokphand Foods PCL	6,100	$ 7,262
Charoen Pokphand Foods PCL (For. Reg.)	27,600	32,857
Glow Energy PCL (For. Reg.)	5,200	13,776
Indorama Ventures PCL (For. Reg.)	12,900	11,356
IRPC Public Co. Ltd. (For. Reg.)	87,700	12,940
Kasikornbank PCL	8,500	57,009
Kasikornbank PCL (For. Reg.)	12,100	81,154
Krung Thai Bank PCL (For. Reg.)	34,055	26,152
PTT Exploration and Production PCL	2,600	14,474
PTT Exploration and Production PCL (For. Reg.)	12,844	71,499
PTT Global Chemical PCL	3,700	9,926
PTT Global Chemical PCL (For. Reg.)	14,639	39,273
PTT PCL	1,500	17,153
PTT PCL (For. Reg.)	7,600	86,908
Siam Cement PCL	2,100	32,676
Siam Cement PCL (For. Reg.)	2,700	42,012
Siam Commercial Bank PCL	2,900	17,408
Siam Commercial Bank PCL (For. Reg.)	15,900	95,443
Siam Makro PCL (For. Reg.)	1,300	19,443
Thai Oil PCL (For. Reg.)	8,000	19,785
TOTAL THAILAND		1,115,440
Turkey - 0.5%
Akbank T.A.S.	19,739	99,887
Anadolu Efes Biracilik Ve Malt Sanayii A/S	2,320	34,693
Arcelik A/S	2,314	15,131
Asya Katilim Bankasi A/S (a)	3,321	4,211
Bim Birlesik Magazalar A/S JSC	1,233	59,766
Coca-Cola Icecek A/S	648	15,769
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	8,851	15,651
Enka Insaat ve Sanayi A/S	4,036	12,117
Eregli Demir ve Celik Fabrikalari T.A.S.	12,409	17,639
Ford Otomotiv Sanayi A/S	678	7,710
Haci Omer Sabanci Holding A/S	8,576	49,493
Koc Holding A/S	7,032	36,704
Koza Altin Isletmeleri A/S	400	9,848
TAV Havalimanlari Holding A/S	1,501	9,345
Tofas Turk Otomobil Fabrikasi A/S	996	6,003
Turk Hava Yollari AO (a)	4,862	18,080
Turk Sise ve Cam Fabrikalari A/S	4,594	8,019
Turk Telekomunikasyon A/S	5,451	22,873
Turkcell Iletisim Hizmet A/S (a)	7,950	49,683
Common Stocks - continued
	Shares	Value
Turkey - continued
Turkiye Garanti Bankasi A/S	24,958	$ 125,163
Turkiye Halk Bankasi A/S	6,980	69,056
Turkiye Is Bankasi A/S Series C	17,667	65,294
Turkiye Petrol Rafinerile A/S	1,451	40,013
Turkiye Vakiflar Bankasi TAO	7,432	21,720
Yapi ve Kredi Bankasi A/S (a)	10,120	29,691
TOTAL TURKEY		843,559
United Kingdom - 14.2%
3I Group PLC	10,752	44,883
Aberdeen Asset Management PLC	8,927	56,973
Admiral Group PLC	2,276	44,147
Aggreko PLC	2,956	74,871
AMEC PLC	3,259	55,874
Anglo American PLC (United Kingdom)	15,048	450,234
Antofagasta PLC	4,277	77,466
ARM Holdings PLC	14,699	201,348
Associated British Foods PLC	3,784	104,965
AstraZeneca PLC (United Kingdom)	13,451	649,949
Aviva PLC	31,484	183,437
Babcock International Group PLC	3,704	60,978
BAE Systems PLC	34,658	186,670
Balfour Beatty PLC	7,782	32,744
Barclays PLC	125,702	603,503
BG Group PLC	36,750	652,798
BHP Billiton PLC	22,770	780,826
BP PLC	205,839	1,523,726
British American Tobacco PLC (United Kingdom)	20,983	1,090,520
British Land Co. PLC	9,219	82,172
British Sky Broadcasting Group PLC	11,834	153,434
BT Group PLC	84,989	335,260
Bunzl PLC	3,447	61,940
Burberry Group PLC	4,715	101,476
Capita Group PLC	7,086	88,446
Capital Shopping Centres Group PLC	5,380	30,393
Carnival PLC	2,028	82,205
Centrica PLC	55,762	309,712
Cobham PLC	11,704	39,297
Compass Group PLC	20,241	245,261
Croda International PLC	1,424	54,745
Diageo PLC	27,086	806,300
Eurasian Natural Resources Corp. PLC	3,329	17,413
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Evraz PLC	3,458	$ 15,822
Fresnillo PLC	1,868	49,121
G4S PLC (United Kingdom)	14,546	63,973
GKN PLC	16,659	63,622
GlaxoSmithKline PLC	53,742	1,229,292
Hammerson PLC	8,088	62,303
Hargreaves Lansdown PLC	2,294	25,141
HSBC Holdings PLC (United Kingdom)	197,957	2,251,120
ICAP PLC	5,621	29,080
IMI PLC	3,653	67,786
Imperial Tobacco Group PLC	10,709	398,286
Inmarsat PLC	4,780	48,898
InterContinental Hotel Group PLC	2,963	86,965
Intertek Group PLC	1,732	85,403
Invensys PLC	8,675	47,329
Investec PLC	5,940	43,515
ITV PLC	41,673	75,875
J Sainsbury PLC	13,786	72,306
Johnson Matthey PLC	2,252	80,898
Kazakhmys PLC	2,499	28,933
Kingfisher PLC	25,316	108,288
Land Securities Group PLC	8,426	107,310
Legal & General Group PLC	64,230	155,248
Lloyds Banking Group PLC (a)	456,262	373,457
London Stock Exchange Group PLC	1,996	38,114
Marks & Spencer Group PLC	17,540	105,627
Meggitt PLC	8,155	56,262
Melrose PLC	17,947	66,435
National Grid PLC	39,337	430,726
Next PLC	1,751	112,694
Old Mutual PLC	53,007	157,546
Pearson PLC	8,935	169,086
Prudential PLC	27,557	418,313
Reckitt Benckiser Group PLC	7,007	466,973
Reed Elsevier PLC	13,397	145,971
Rexam PLC	8,045	59,778
Rio Tinto PLC	14,487	818,433
Rolls-Royce Group PLC	20,306	304,662
Royal & Sun Alliance Insurance Group PLC	39,183	81,844
Royal Bank of Scotland Group PLC (a)	22,131	120,335
Royal Dutch Shell PLC:
Class A (Netherlands)	9,376	331,604
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Royal Dutch Shell PLC: - continued
Class A (United Kingdom)	30,820	$ 1,092,530
Class B (United Kingdom)	28,435	1,033,525
SABMiller PLC	10,338	516,476
Sage Group PLC	12,790	65,460
Schroders PLC	1,260	38,668
Scottish & Southern Energy PLC	10,270	231,130
Segro PLC	8,390	33,027
Serco Group PLC	5,248	46,153
Severn Trent PLC	2,467	63,463
Smith & Nephew PLC	9,582	110,490
Smiths Group PLC	4,267	83,037
Standard Chartered PLC (United Kingdom)	25,859	687,983
Standard Life PLC	25,800	141,415
Tate & Lyle PLC	4,770	61,467
Tesco PLC	86,736	490,138
The Weir Group PLC	2,370	74,575
TUI Travel PLC	5,008	23,097
Tullow Oil PLC	9,901	178,700
Unilever PLC	13,842	563,833
United Utilities Group PLC	7,512	87,211
Vedanta Resources PLC	1,305	24,920
Vodafone Group PLC	531,654	1,450,969
Whitbread PLC	1,965	80,094
WM Morrison Supermarkets PLC	24,913	99,175
Xstrata PLC	22,670	424,804
TOTAL UNITED KINGDOM		26,440,680
United States of America - 0.0%
Southern Copper Corp.	1,906	75,077
TOTAL COMMON STOCKS (Cost $160,537,661)		176,113,907
Nonconvertible Preferred Stocks - 2.3%

Brazil - 1.5%
AES Tiete SA (PN) (non-vtg.)	1,100	11,462
Banco Bradesco SA (PN)	20,900	384,131
Banco do Estado Rio Grande do Sul SA	2,300	19,693
Bradespar SA (PN)	2,600	40,331
Braskem SA (PN-A)	2,100	15,829
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	2,900	18,408
Nonconvertible Preferred Stocks - continued
	Shares	Value
Brazil - continued
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)	1,000	$ 47,154
Companhia de Bebidas das Americas (AmBev) (PN)	8,100	381,540
Companhia Energetica de Minas Gerais (CEMIG) (PN)	5,050	54,777
Companhia Energetica de Sao Paulo Series A	2,000	19,846
Companhia Paranaense de Energia-Copel (PN-B)	1,000	16,371
Eletropaulo Metropolitana SA (PN-B)	1,100	7,540
Gerdau SA (PN)	9,500	83,343
Itau Unibanco Holding SA	24,800	427,790
Itausa-Investimentos Itau SA (PN)	27,160	137,481
Klabin SA (PN) (non-vtg.)	5,200	35,644
Lojas Americanas SA (PN)	4,678	41,745
Marcopolo SA (PN)	2,200	14,859
Metalurgica Gerdau SA (PN)	3,200	35,819
Oi SA (PN)	8,048	32,534
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	45,400	412,199
Telefonica Brasil SA	3,100	78,288
Usinas Siderurgicas de Minas Gerais SA - Usiminas (PN-A) (non-vtg.)	4,300	22,328
Vale SA (PN-A)	21,800	423,662
TOTAL BRAZIL		2,762,774
Chile - 0.1%
Embotelladora Andina SA Class B	2,532	16,654
Sociedad Quimica y Minera de Chile SA (PN-B)	949	54,165
TOTAL CHILE		70,819
Colombia - 0.1%
Banco Davivienda SA	1,211	16,370
BanColombia SA (PN)	3,457	60,712
Grupo Aval Acciones Y Val SA	19,751	13,962
Grupo de Inversiones Suramerica	821	17,757
Inversiones Argos SA	1,096	14,013
TOTAL COLOMBIA		122,814
Germany - 0.4%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	546	37,372
Henkel AG & Co. KGaA	1,924	169,885
Porsche Automobil Holding SE (Germany)	1,693	147,350
ProSiebenSat.1 Media AG	1,025	35,058
Nonconvertible Preferred Stocks - continued
	Shares	Value
Germany - continued
RWE AG (non-vtg.)	410	$ 14,449
Volkswagen AG	1,549	383,104
TOTAL GERMANY		787,218
Italy - 0.0%
Telecom Italia SpA (Risparmio Shares)	60,170	51,404
Korea (South) - 0.1%
Hyundai Motor Co.	224	14,247
Hyundai Motor Co. Series 2	429	29,454
LG Chemical Ltd.	86	7,643
Samsung Electronics Co. Ltd.	229	178,484
TOTAL KOREA (SOUTH)		229,828
Russia - 0.1%
AK Transneft OAO (a)	16	37,571
Sberbank (Savings Bank of the Russian Federation) (a)	24,295	63,255
Surgutneftegaz JSC (a)	53,392	40,647
TOTAL RUSSIA		141,473
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $3,950,427)		4,166,330
Investment Companies - 0.1%

United States of America - 0.1%
iShares MSCI Canada Index ETF (Cost $248,714)	9,000	259,830
Government Obligations - 0.4%
Principal Amount
United States of America - 0.4%
U.S. Treasury Bills, yield at date of purchase 0.11% to 0.14% 2/14/13 to 7/25/13 (e) (Cost $799,779)	$ 800,000	799,843
Money Market Funds - 2.3%
	Shares	Value
Fidelity Cash Central Fund, 0.16% (b)	4,039,990	$ 4,039,990
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	199,922	199,922
TOTAL MONEY MARKET FUNDS (Cost $4,239,912)		4,239,912
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $169,776,493)		185,579,822
NET OTHER ASSETS (LIABILITIES) - 0.0%		27,856
NET ASSETS - 100%		$ 185,607,678
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
43 NYSE E-mini MSCI EAFE Index Contracts	March 2013	$ 3,615,010	$ 176,868
24 NYSE E-mini MSCI Emerging Markets Index Contracts	March 2013	1,286,160	26,791
1 TME S&P/TSX 60 Index Contracts	March 2013	145,679	2,385
TOTAL EQUITY INDEX CONTRACTS		$ 5,046,849	$ 206,044

The face value of futures purchased as a percentage of net assets is 2.7%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $799,843.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,443
Fidelity Securities Lending Cash Central Fund	1,987
Total	$ 4,430
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of January 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 17,147,972	$ 14,059,129	$ 3,088,843	$ -
Consumer Staples	18,585,618	14,651,659	3,933,959	-
Energy	18,385,455	10,862,817	7,522,638	-
Financials	47,629,879	37,233,662	10,396,217	-
Health Care	13,176,738	6,703,470	6,473,268	-
Industrials	19,008,563	17,152,954	1,855,609	-
Information Technology	11,226,290	7,429,593	3,796,697	-
Materials	19,231,291	14,808,285	4,423,006	-
Telecommunication Services	9,761,835	5,229,910	4,531,925	-
Utilities	6,126,596	5,515,629	598,521	12,446
Investment Companies	259,830	259,830	-	-
Government Obligations	799,843	-	799,843	-
Money Market Funds	4,239,912	4,239,912	-	-
Total Investments in Securities:	$ 185,579,822	$ 138,146,850	$ 47,420,526	$ 12,446
Derivative Instruments:
Assets
Futures Contracts	$ 206,044	$ 206,044	$ -	$ -
Income Tax Information

At January 31, 2013, the cost of investment securities for income tax purposes was $169,781,889. Net unrealized appreciation aggregated $15,797,933, of which $20,043,923 related to appreciated investment securities and $4,245,990 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 1, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 1, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 1, 2013